UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2011 – June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2011

• JNL ® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York) and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

President’s Letter

Dear Fellow Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2011.

The U.S. economy continued to rebound from the “Great Recession” throughout the first half of the year, although the pace of growth slowed. The recovery faced headwinds from the earthquake and tsunami that devastated Japan in March, a steep rise in oil prices, stubbornly high unemployment and a weak housing market.

According to the U.S. Commerce Department, the gross domestic product (“GDP”) increased at an annual growth rate of 0.4%, compared to 3.1% during the fourth quarter of 2010. The consensus estimate for GDP growth during the second quarter was 1.3%. Oil prices rose to a peak of $115 per barrel in early May, driving up the cost for consumers at the gas pump to a 34-month high. Although the price of oil fell over the next few weeks, at the end of June, it was still 22% higher than a year ago.

The U.S. added jobs in each month during the first half, although job growth slowed significantly during the second quarter. According to the U.S. Labor Department, the unemployment rate fell to 8.8% in March 2011, down from 9.4% in December 2010. However, the rate increased throughout the second quarter to reach 9.2% in June, as higher oil and gas prices slowed consumer spending and, in turn, negatively impacted employers’ outlooks.

Reports from the U.S. Commerce Department showed that consumer spending increased each month from January through April, but was flat in May. In June, the Conference Board’s Consumer Confidence Index fell to a seven-month low, reflecting consumers’ concerns about the weak job market.

In addition to higher oil and gas prices and rising unemployment, the struggling U.S. housing market also weighed on consumers during the first half of 2011. Home prices continued to fall during each of the first four months of the year, and April 2011 home prices were 3.9% lower than April 2010, the largest year-over-year decline in seventeen months. The National Association of Realtors also reported that sales of existing homes, which make up the vast majority of the market, declined in May to a six-month low.

At the end of June, U.S. manufacturing data provided some comfort on economic growth. The Institute for Supply Management reported that its Factory Index unexpectedly rose in June from the prior month, a sign that the industry may be rebounding from the parts shortage caused by the Japanese earthquake and tsunami.

Except for a short-term period in March due to concerns over the natural disaster in Japan, investor confidence remained high during the first four months of the year, pushing the Dow Jones Industrial Average (“DJIA”) up 10.7%, the S&P 500 Index (“S&P 500”) up 8.4% and the NASDAQ up 8.3% through the end of April. However, sovereign debt concerns in Europe and signs of slowing economic growth caused equity markets to fall over the next two months, though a rally during the last week of June helped cut second quarter losses. The DJIA finished the half up 7.2% for the year, while the S&P 500 and NASDAQ indices posted year-to-date gains of 5.0% and 4.5%, respectively. World markets followed a similar pattern, with the MSCI All-Country World Index rising 8.2% during the half before falling steeply in May and June, to post its first quarterly loss in a year. The MSCI Index finished the half with a year-to-date gain of 3.4%. In early August, 2011, all major markets experienced high levels of volatility due to continued concerns over sovereign debt in Europe and the U.S. slipping back into a recession. As a result, world equity markets have generally declined since the June 30, 2011 semi-annual report date.

Providing quality, choice and freedom to investors is a hallmark of Jackson National Life Insurance Company® and Jackson National Life Insurance Company of New York® (collectively, Jackson®). We provide one of the widest selections of investments in the industry with 100 options, including access to disciplined strategies, alternative investments and asset allocation portfolios. Working with your financial representative, you can choose from equity, fixed-income and blended investment options to help you achieve your personal financial goals.

At Jackson, we are dedicated to providing you with the tools and support you need to achieve your financial goals. Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value

JNL/Mellon Capital Management DowSM 10 Fund

Sector Weightings:	Percentage of Total Investments
Health Care	29.9%
Consumer Staples	20.2
Telecommunication Services	19.4
Consumer Discretionary	10.4
Information Technology	10.1
Materials	9.3
Short Term Investments	0.7

Total Investments	100.0%

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 10.5%
McDonald’s Corp.	489	$41,215

CONSUMER STAPLES - 20.3%
Kraft Foods Inc. - Class A (d)	1,177	41,476
Procter & Gamble Co.	604	38,407

		79,883

HEALTH CARE - 30.1%
Johnson & Johnson	624	41,484
Merck & Co. Inc.	1,129	39,854
Pfizer Inc.	1,807	37,233

		118,571

INFORMATION TECHNOLOGY - 10.1%
Intel Corp.	1,806	40,014

MATERIALS - 9.3%
EI Du Pont de Nemours & Co.	680	36,771

TELECOMMUNICATION SERVICES - 19.5%
AT&T Inc.	1,275	40,045
Verizon Communications Inc.	987	36,746

		76,791

Total Common Stocks (cost $361,691)		393,245

SHORT TERM INVESTMENTS - 0.7%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	2,059	2,059

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	808	808
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	86	83

		891

Total Short Term Investments (cost $2,953)		2,950

Total Investments - 100.5% (cost $364,644)		396,195
Other Assets and Liabilities, Net - (0.5%)		(2,006)

Total Net Assets - 100.0%		$394,189

JNL/Mellon Capital Management S&P® 10 Fund

Sector Weightings:	Percentage of Total Investments
Energy	38.9%
Industrials	37.7
Consumer Discretionary	11.7
Financials	11.4

	Shares/Par	Value
Short Term Investments	0.3

Total Investments	100.0%

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 11.7%
CBS Corp. (d)	1,060	$30,207

ENERGY - 39.0%
Baker Hughes Inc.	368	26,700
ConocoPhillips	327	24,576
Marathon Oil Corp.	506	26,651
Valero Energy Corp.	876	22,405

		100,332

FINANCIALS - 11.4%
Discover Financial Services	1,093	29,234

INDUSTRIALS - 37.8%
Caterpillar Inc.	240	25,522
Cummins Inc.	250	25,890
Deere & Co.	277	22,880
Fluor Corp.	354	22,919

		97,211

Total Common Stocks (cost $259,288)		256,984

SHORT TERM INVESTMENTS - 0.3%

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	717	717
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	8	8

		725

Total Short Term Investments (cost $725)		725

Total Investments - 100.2% (cost $260,013)		257,709
Other Assets and Liabilities, Net - (0.2%)		(638)

Total Net Assets - 100.0%		$257,071

JNL/Mellon Capital Management Global 15 Fund

Sector Weightings:	Percentage of Total Investments
Financials	25.1%
Health Care	14.0
Telecommunication Services	13.5
Industrials	13.1
Consumer Discretionary	12.6
Consumer Staples	7.5
Information Technology	7.3
Energy	6.7
Short Term Investments	0.2

Total Investments	100.0%

COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 12.5%
Esprit Holdings Ltd.	7,501	$23,327
Ladbrokes Plc	15,592	38,139

		61,466

CONSUMER STAPLES - 7.5%
Kraft Foods Inc. - Class A (d)	1,045	36,804

ENERGY - 6.7%
PetroChina Co. Ltd.	22,564	32,998

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value

FINANCIALS - 25.0%
Bank of China Ltd.	59,572	29,014
BOC Hong Kong Holdings Ltd.	10,427	30,284
Man Group Plc	8,115	30,866
RSA Insurance Group Plc	15,107	32,707

		122,871

HEALTH CARE - 13.9%
Merck & Co. Inc.	1,003	35,383
Pfizer Inc.	1,606	33,088

		68,471

INDUSTRIALS - 13.0%
BAE Systems Plc	6,229	31,842
Cathay Pacific Airways Ltd.	13,829	32,023

		63,865

INFORMATION TECHNOLOGY - 7.2%
Intel Corp.	1,603	35,523

TELECOMMUNICATION SERVICES - 13.5%
AT&T Inc.	1,132	35,552
Vodafone Group Plc	11,535	30,602

		66,154

Total Common Stocks (cost $454,490)		488,152

SHORT TERM INVESTMENTS - 0.2%

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	776	776
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	118	115

		891

Total Short Term Investments (cost $894)		891

Total Investments - 99.5% (cost $455,384)		489,043
Other Assets and Liabilities, Net - 0.5%		2,654

Total Net Assets - 100.0%		$491,697

JNL/Mellon Capital Management Nasdaq® 25 Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	41.2%
Consumer Discretionary	31.1
Consumer Staples	10.3
Industrials	8.3
Health Care	3.0
Materials	2.6
Telecommunication Services	2.1
Short Term Investments	1.4

Total Investments	100.0%

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 31.4%
Bed Bath & Beyond Inc. (c)	204	$11,922
Dollar Tree Inc. (c)	99	6,582
Expedia Inc.	197	5,697
Liberty Media Corp. - Interactive (c)	447	7,497
O’Reilly Automotive Inc. (c)	110	7,190
Starbucks Corp.	584	23,057
Virgin Media Inc.	254	7,616

	Shares/Par	Value
Wynn Resorts Ltd.	98	14,022

		83,583

CONSUMER STAPLES - 10.4%
Costco Wholesale Corp.	340	27,610

HEALTH CARE - 3.0%
Cerner Corp. (c)	131	7,987

INDUSTRIALS - 8.4%
Joy Global Inc.	81	7,756
PACCAR Inc. (d)	287	14,684

		22,440

INFORMATION TECHNOLOGY - 41.5%
Altera Corp.	246	11,420
Apple Inc. (c)	76	25,539
Autodesk Inc. (c)	179	6,900
BMC Software Inc. (c)	140	7,637
Broadcom Corp.	360	12,105
Check Point Software Technologies Ltd. (c)	164	9,305
Fiserv Inc. (c)	117	7,320
KLA-Tencor Corp.	131	5,285
Lam Research Corp. (c)	97	4,301
Linear Technology Corp.	178	5,870
NetApp Inc. (c)	285	15,033

		110,715

MATERIALS - 2.6%
Sigma-Aldrich Corp.	96	7,022

TELECOMMUNICATION SERVICES - 2.1%
NII Holdings Inc. (c)	132	5,606

Total Common Stocks (cost $233,028)		264,963

SHORT TERM INVESTMENTS - 1.4%

Investment Company - 0.9%
JNL Money Market Fund, 0.01% (a) (b)	2,528	2,528

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	1,144	1,144
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	131	128

		1,272

Total Short Term Investments (cost $3,803)		3,800

Total Investments - 100.8% (cost $236,831)		268,763
Other Assets and Liabilities, Net - (0.8%)		(2,203)

Total Net Assets - 100.0%		$266,560

JNL/Mellon Capital Management Value Line® 30 Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	45.7%
Materials	18.9
Information Technology	18.5
Telecommunication Services	4.5
Industrials	4.3
Energy	2.8
Short Term Investments	5.3

Total Investments	100.0%

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 48.2%
Autoliv Inc. (d)	609	$47,807
Dana Holding Corp. (c)	996	18,229
Deckers Outdoor Corp. (c)	276	24,350
Dillard’s Inc. (d)	412	21,479
Ford Motor Co. (c)	4,715	65,022
Fossil Inc. (c)	452	53,160
Magna International Inc.	1,525	82,395
Pier 1 Imports Inc. (c)	827	9,566
Sally Beauty Holdings Inc. (c)	1,300	22,233
Tenneco Inc. (c)	423	18,649
Timberland Co. (c)	327	14,059
TRW Automotive Holdings Corp. (c)	836	49,328

		426,277

ENERGY - 2.9%
RPC Inc. (d)	1,052	25,825

INDUSTRIALS - 4.6%
Avis Budget Group Inc. (c)	726	12,400
Sauer-Danfoss Inc. (c)	341	17,204
United Rentals Inc. (c)	427	10,846

		40,450

INFORMATION TECHNOLOGY - 19.4%
Atmel Corp. (c)	3,142	44,202
Cypress Semiconductor Corp. (c)	1,206	25,503
Fairchild Semiconductor International Inc. (c)	874	14,598
Finisar Corp. (c)	570	10,274
Jabil Circuit Inc.	1,560	31,504
Power-One Inc. (c) (d)	790	6,402
RF Micro Devices Inc. (c)	1,939	11,865
TriQuint Semiconductor Inc. (c)	1,122	11,434
Vishay Intertechnology Inc. (c)	1,073	16,135

		171,917

MATERIALS - 19.9%
Cabot Corp.	461	18,390
Cliffs Natural Resources Inc.	942	87,057
Eastman Chemical Co.	501	51,108
Solutia Inc. (c)	867	19,812

		176,367

TELECOMMUNICATION SERVICES - 4.7%
MetroPCS Communications Inc. (c)	2,435	41,902

Total Common Stocks (cost $824,448)		882,738

SHORT TERM INVESTMENTS - 5.5%

Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	3,320	3,320

Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	45,318	45,318
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	518	505

		45,823

Total Short Term Investments (cost $49,156)		49,143

Total Investments - 105.2% (cost $873,604)		931,881
Other Assets and Liabilities, Net - (5.2%)		(46,309)

Total Net Assets - 100.0%		$885,572

	Shares/Par	Value

JNL/Mellon Capital Management DowSM Dividend Fund

Sector Weightings:	Percentage of Total Investments
Utilities	31.6%
Industrials	18.9
Financials	13.9
Consumer Discretionary	11.8
Telecommunication Services	7.1
Materials	4.7
Energy	4.1
Health Care	3.9
Short Term Investments	4.0

Total Investments	100.0%

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 12.3%
Garmin Ltd. (d)	359	$11,857
Leggett & Platt Inc.	488	11,887
Mattel Inc.	437	12,027

		35,771

ENERGY - 4.3%
Chevron Corp.	122	12,537

FINANCIALS - 14.4%
Allstate Corp.	348	10,629
Cincinnati Financial Corp. (d)	350	10,221
First Niagara Financial Group Inc.	794	10,480
People’s United Financial Inc.	792	10,649

		41,979

HEALTH CARE - 4.1%
Eli Lilly & Co.	317	11,916

INDUSTRIALS - 19.6%
Avery Dennison Corp.	262	10,127
Eaton Corp.	217	11,184
Huntington Ingalls Industries Inc. (c)	28	979
Masco Corp.	877	10,545
Northrop Grumman Systems Corp.	171	11,882
RR Donnelley & Sons Co.	637	12,487

		57,204

MATERIALS - 4.9%
MeadWestvaco Corp.	425	14,162

TELECOMMUNICATION SERVICES - 7.4%
AT&T Inc.	375	11,793
CenturyTel Inc.	239	9,665

		21,458

UTILITIES - 32.7%
Alliant Energy Corp.	303	12,301
Dominion Resources Inc.	260	12,569
DTE Energy Co.	245	12,278
Edison International	286	11,075
Entergy Corp.	156	10,633
Integrys Energy Group Inc.	229	11,889
NiSource Inc.	631	12,785
Pinnacle West Capital Corp.	268	11,944

		95,474

Total Common Stocks (cost $274,203)		290,501

SHORT TERM INVESTMENTS - 4.1%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	784	784

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	10,574	10,574
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	595	580

		11,154

Total Short Term Investments (cost $11,953)		11,938

Total Investments - 103.8% (cost $286,156)		302,439
Other Assets and Liabilities, Net - (3.8%)		(10,996)

Total Net Assets - 100.0%		$291,443

JNL/Mellon Capital Management S&P® 24 Fund

Sector Weightings:	Percentage of Total Investments
Health Care	14.1%
Consumer Discretionary	13.5
Consumer Staples	13.2
Industrials	12.1
Materials	11.9
Financials	11.4
Information Technology	11.3
Energy	11.1
Short Term Investments	1.4

Total Investments	100.0%

COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 13.6%
AutoZone Inc. (c)	71	$21,009
Family Dollar Stores Inc.	391	20,537
NetFlix Inc. (c) (d)	110	29,019

		70,565

CONSUMER STAPLES - 13.3%
Brown-Forman Corp.	277	20,725
Estee Lauder Cos. Inc.	240	25,254
Hershey Co.	412	23,413

		69,392

ENERGY - 11.2%
FMC Technologies Inc. (c)	437	19,575
Newfield Exploration Co. (c)	269	18,293
Occidental Petroleum Corp.	197	20,491

		58,359

FINANCIALS - 11.5%
Berkshire Hathaway Inc. (c)	243	18,769
Chubb Corp.	324	20,282
Torchmark Corp.	323	20,742

		59,793

HEALTH CARE - 14.1%
Biogen Idec Inc. (c)	289	30,880
CR Bard Inc.	211	23,197
Varian Medical Systems Inc. (c)	280	19,594

		73,671

INDUSTRIALS - 12.2%
Huntington Ingalls Industries Inc. (c)	49	1,684
Northrop Grumman Systems Corp.	299	20,752
United Parcel Service Inc.	267	19,481
WW Grainger Inc.	140	21,491

		63,408

	Shares/Par	Value

INFORMATION TECHNOLOGY - 11.3%
Broadcom Corp.	446	15,020
Texas Instruments Inc.	595	19,519
Xilinx Inc.	669	24,384

		58,923

MATERIALS - 12.0%
Ball Corp.	571	21,952
PPG Industries Inc.	230	20,864
Sherwin-Williams Co.	231	19,415

		62,231

Total Common Stocks (cost $467,462)		516,342

SHORT TERM INVESTMENTS - 1.4%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	3,794	3,794

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	3,465	3,465

Total Short Term Investments (cost $7,259)		7,259

Total Investments - 100.6% (cost $474,721)		523,601
Other Assets and Liabilities, Net - (0.6%)		(3,020)

Total Net Assets - 100.0%		$520,581

JNL/Mellon Capital Management 25 Fund

Sector Weightings:	Percentage of Total Investments
Consumer Staples	28.5%
Consumer Discretionary	23.2
Materials	22.2
Industrials	15.6
Information Technology	9.8
Short Term Investments	0.7

Total Investments	100.0%

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 23.2%
American Eagle Outfitters Inc.	1,400	$17,844
Darden Restaurants Inc.	476	23,691
Thomson Reuters Corp.	563	21,150
Time Warner Cable Inc.	307	23,991
Time Warner Inc.	615	22,383
VF Corp.	228	24,717

		133,776

CONSUMER STAPLES - 28.6%
Clorox Co.	314	21,169
Colgate-Palmolive Co.	271	23,692
Dr. Pepper Snapple Group Inc. (d)	574	24,047
Flowers Foods Inc.	1,221	26,904
General Mills Inc.	595	22,152
Kellogg Co.	407	22,509
PepsiCo Inc.	340	23,915

		164,388

INDUSTRIALS - 15.6%
GATX Corp.	583	21,657
Huntington Ingalls Industries Inc. (c)	53	1,825
Northrop Grumman Systems Corp.	319	22,106
Republic Services Inc.	727	22,436
Watsco Inc.	317	21,574

		89,598

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value

INFORMATION TECHNOLOGY - 9.8%
Diebold Inc.	619	19,192
National Semiconductor Corp.	1,515	37,277

		56,469

MATERIALS - 22.3%
Bemis Co. Inc.	674	22,753
Commercial Metals Co.	1,319	18,934
International Paper Co.	782	23,311
Nucor Corp.	468	19,308
Packaging Corp. of America	786	21,990
Sonoco Products Co.	616	21,896

		128,192

Total Common Stocks (cost $544,044)		572,423

SHORT TERM INVESTMENTS - 0.7%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	2,779	2,779

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	897	897
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	159	155

		1,052

Total Short Term Investments (cost $3,835)		3,831

Total Investments - 100.2% (cost $547,879)		576,254
Other Assets and Liabilities, Net - (0.2%)		(1,418)

Total Net Assets - 100.0%		$574,836

JNL/Mellon Capital Management Select Small-Cap Fund * (f)

Sector Weightings:	Percentage of Total Investments
Information Technology	31.4%
Industrials	18.6
Consumer Discretionary	15.7
Health Care	7.9
Financials	6.9
Consumer Staples	5.5
Energy	4.0
Materials	3.7
Short Term Investments	6.3

Total Investments	100.0%

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 16.7%
Aaron’s Inc.	195	$5,520
Arbitron Inc.	66	2,709
BJ’s Restaurants Inc. (c)	67	3,504
Cabela’s Inc. - Class A (c)	167	4,525
Coinstar Inc. (c) (d)	78	4,238
Domino’s Pizza Inc. (c)	151	3,803
Genesco Inc. (c)	57	2,993
Jos. A. Bank Clothiers Inc. (c)	67	3,354
Monro Muffler Brake Inc.	74	2,767
Steven Madden Ltd. (c)	102	3,839
Vitamin Shoppe Inc. (c)	70	3,193
Other Securities		7,407

		47,852

	Shares/Par	Value

CONSUMER STAPLES - 5.8%
Darling International Inc. (c)	284	5,026
Diamond Foods Inc. (d)	54	4,086
PriceSmart Inc.	73	3,740
Other Securities		3,935

		16,787

ENERGY - 4.2%
Bill Barrett Corp. (c)	114	5,284
Other Securities		6,780

		12,064

FINANCIALS - 7.4%
Extra Space Storage Inc.	215	4,582
EZCORP Inc. - Class A (c)	114	4,067
Financial Engines Inc. (c)	107	2,767
Portfolio Recovery Associates Inc. (c)	42	3,542
Other Securities		6,170

		21,128

HEALTH CARE - 8.4%
Molina Healthcare Inc. (c)	112	3,030
ViroPharma Inc. (c)	190	3,522
Zoll Medical Corp. (c)	53	2,986
Other Securities		14,642

		24,180

INDUSTRIALS - 19.8%
CoStar Group Inc. (c)	51	3,011
Cubic Corp.	65	3,304
EnerSys	122	4,201
Hexcel Corp. (c)	238	5,200
II-VI Inc. (c)	152	3,894
MasTec Inc. (c)	192	3,778
Middleby Corp. (c)	45	4,241
Old Dominion Freight Line Inc. (c)	136	5,073
Textainer Group Holdings Ltd.	118	3,635
Other Securities		20,408

		56,745

INFORMATION TECHNOLOGY - 33.4%
ACI Worldwide Inc. (c)	81	2,721
Cavium Inc. (c)	114	4,987
Cognex Corp.	101	3,576
Cymer Inc. (c)	73	3,626
Diodes Inc. (c)	109	2,851
Entegris Inc. (c)	325	3,290
FEI Co. (c)	94	3,586
Hittite Microwave Corp. (c)	76	4,704
InterDigital Inc.	111	4,521
Littelfuse Inc.	53	3,138
MAXIMUS Inc.	42	3,450
MicroStrategy Inc. (c)	19	3,147
MKS Instruments Inc.	126	3,324
Progress Software Corp. (c)	163	3,944
Semtech Corp. (c)	155	4,229
SRA International Inc. - Class A (c)	109	3,358
Synchronoss Technologies Inc. (c)	91	2,899
Taleo Corp. (c)	99	3,679
Ultimate Software Group Inc. (c)	62	3,382
Wright Express Corp. (c)	93	4,858
Other Securities		22,512

		95,782

MATERIALS - 4.0%
Graham Packaging Co. Inc. (c)	159	4,022

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Other Securities		7,410

		11,432

Total Common Stocks (cost $261,748)		285,970

SHORT TERM INVESTMENTS - 6.7%

Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	379	379

Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	17,593	17,593
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	1,227	1,196

		18,789

Total Short Term Investments (cost $19,199)		19,168

Total Investments - 106.4% (cost $280,947)		305,138
Other Assets and Liabilities, Net - (6.4%)		(18,282)

Total Net Assets - 100.0%		$286,856

JNL/Mellon Capital Management JNL 5 Fund * (f)

Sector Weightings:	Percentage of Total Investments
Industrials	20.7%
Consumer Discretionary	13.6
Consumer Staples	11.1
Health Care	10.6
Financials	10.4
Telecommunication Services	8.9
Energy	8.8
Materials	6.9
Information Technology	5.7
Utilities	0.3
Short Term Investments	3.0

Total Investments	100.0%

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 14.0%
Esprit Holdings Ltd.	9,593	$29,833
Ford Motor Co. (c) (d)	4,069	56,114
Genuine Parts Co.	533	29,014
Marks & Spencer Group Plc	7,881	45,715
McDonald’s Corp.	892	75,183
Thomson Reuters Corp.	732	27,493
Time Warner Cable Inc.	1,035	80,787
Other Securities		139,304

		483,443
CONSUMER STAPLES - 11.4%
Campbell Soup Co.	785	27,122
Clorox Co.	431	29,083
General Mills Inc.	767	28,537
HJ Heinz Co.	552	29,396
Kellogg Co.	534	29,553
Kraft Foods Inc. - Class A	3,617	127,430
SUPERVALU Inc. (d)	2,849	26,805
Sysco Corp.	928	28,940
Other Securities		66,676

		393,542
ENERGY - 9.0%
Chevron Corp.	750	77,139
ConocoPhillips	401	30,131

	Shares/Par	Value
Enbridge Inc.	968	31,415
National Oilwell Varco Inc.	1,016	79,489
Spectra Energy Corp.	1,092	29,932
Other Securities		64,652

		312,758
FINANCIALS - 10.7%
American International Group Inc. (c)	1,185	34,731
Bank of China Ltd.	86,620	42,187
BOC Hong Kong Holdings Ltd.	13,425	38,990
China Construction Bank Corp.	50,771	42,082
Industrial & Commercial Bank of China	61,131	46,427
Man Group Plc	9,821	37,356
RSA Insurance Group Plc	23,232	50,298
Other Securities		79,170

		371,241
HEALTH CARE - 11.0%
Abbott Laboratories	570	29,973
Johnson & Johnson	1,107	73,610
Merck & Co. Inc.	1,899	67,018
Pfizer Inc.	6,515	134,200
Other Securities		73,758

		378,559
INDUSTRIALS - 21.3%
BAE Systems Plc	8,812	45,044
Caterpillar Inc.	730	77,691
Cummins Inc.	621	64,283
Deere & Co.	823	67,849
Eaton Corp.	1,346	69,276
General Electric Co.	6,237	117,626
Parker Hannifin Corp.	792	71,068
Raytheon Co.	589	29,354
Waste Management Inc.	740	27,580
Watsco Inc.	433	29,412
Other Securities		136,845

		736,028
INFORMATION TECHNOLOGY - 5.8%
Diebold Inc.	853	26,450
Other Securities		174,927

		201,377
MATERIALS - 7.1%
EI Du Pont de Nemours & Co.	1,370	74,060
MeadWestvaco Corp.	1,047	34,883
RPM International Inc.	1,239	28,521
Sonoco Products Co.	810	28,799
Other Securities		80,259

		246,522
TELECOMMUNICATION SERVICES - 9.2%
AT&T Inc.	3,883	121,953
Rogers Communications Inc. - Class B	788	31,144
Verizon Communications Inc.	3,185	118,586
Vodafone Group Plc	17,541	46,535

		318,218
UTILITIES - 0.3%
Other Securities		8,754

Total Common Stocks (cost $3,221,652)		3,450,442

SHORT TERM INVESTMENTS - 3.1%

Investment Company – 0.0%
JNL Money Market Fund, 0.01% (a) (b)	251	251

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	97,360	97,360
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	9,269	9,029

		106,389

Total Short Term Investments (cost $106,880)		106,640

Total Investments - 102.9% (cost $3,328,532)		3,557,082
Other Assets and Liabilities, Net - (2.9%)		(99,517)

Total Net Assets - 100.0%		$3,457,565

JNL/Mellon Capital Management VIP Fund * (f)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	21.1%
Information Technology	16.1
Industrials	10.2
Utilities	9.2
Financials	8.2
Materials	7.3
Telecommunication Services	7.1
Health Care	6.8
Consumer Staples	5.4
Energy	5.2
Short Term Investments	3.4

Total Investments	100.0%

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 21.8%
Autoliv Inc.	37	$2,867
Bed Bath & Beyond Inc. (c)	38	2,241
Ford Motor Co. (c)	279	3,848
Fossil Inc. (c)	26	3,110
Magna International Inc.	90	4,871
NetFlix Inc. (c)	11	2,914
Starbucks Corp.	111	4,401
TRW Automotive Holdings Corp. (c)	49	2,895
Vivendi SA	87	2,408
Wynn Resorts Ltd.	19	2,669
Other Securities		33,713

		65,937

CONSUMER STAPLES - 5.5%
Costco Wholesale Corp.	64	5,237
Estee Lauder Cos. Inc.	24	2,536
Hershey Co.	41	2,321
Other Securities		6,627

		16,721

ENERGY - 5.3%
Chevron Corp.	21	2,111
ENI SpA	107	2,541
Total SA	44	2,548
Other Securities		8,939

		16,139

FINANCIALS - 8.4%
Banco Santander SA	221	2,549
Credit Suisse Group AG (c)	58	2,259
Zurich Financial Services AG	9	2,284
Other Securities		18,396

		25,488

	Shares/Par	Value

HEALTH CARE - 7.0%
AstraZeneca Plc	51	2,561
Biogen Idec Inc. (c)	29	3,106
CR Bard Inc.	21	2,342
GlaxoSmithKline Plc	121	2,590
Other Securities		10,530

		21,129

INDUSTRIALS - 10.6%
Northrop Grumman Systems Corp.	59	4,095
PACCAR Inc.	54	2,780
RR Donnelley & Sons Co.	107	2,107
WW Grainger Inc.	14	2,170
Other Securities		20,806

		31,958

INFORMATION TECHNOLOGY - 16.6%
Altera Corp.	46	2,148
Apple Inc. (c)	14	4,843
Atmel Corp. (c)	188	2,643
Broadcom Corp.	113	3,786
NetApp Inc. (c)	54	2,847
Xilinx Inc.	66	2,424
Other Securities		31,655

		50,346

MATERIALS - 7.5%
Ball Corp.	57	2,176
Cliffs Natural Resources Inc.	55	5,109
Eastman Chemical Co.	29	3,002
MeadWestvaco Corp.	71	2,355
PPG Industries Inc.	23	2,106
Other Securities		8,031

		22,779

TELECOMMUNICATION SERVICES - 7.3%
Deutsche Telekom AG	181	2,831
France Telecom SA (d)	112	2,387
Koninklijke KPN NV	161	2,338
MetroPCS Communications Inc. (c)	146	2,512
Telecom Italia SpA	1,810	2,518
Telefonica SA	103	2,522
Vodafone Group Plc	905	2,400
Other Securities		4,684

		22,192

UTILITIES - 9.5%
E.ON AG	77	2,179
Enel SpA	469	3,060
GDF Suez	65	2,385
National Grid Plc	271	2,667
NiSource Inc.	105	2,122
Other Securities		16,395

		28,808

Total Common Stocks (cost $275,326)		301,497

SHORT TERM INVESTMENTS - 3.5%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	662	662
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	9,313	9,313

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	636	620

		9,933

Total Short Term Investments (cost $10,611)		10,595

Total Investments - 103.0% (cost $285,937)		312,092
Other Assets and Liabilities, Net - (3.0%)		(9,232)

Total Net Assets - 100.0%		$302,860

JNL/Mellon Capital Management JNL Optimized 5 Fund * (f)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	23.5%
Information Technology	16.4
Telecommunication Services	12.0
Financials	8.2
Materials	7.9
Consumer Staples	6.7
Industrials	6.4
Utilities	5.7
Energy	5.3
Health Care	4.7
Short Term Investments	3.2

Total Investments	100.0%

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 24.3%
Autoliv Inc. (d)	82	$6,467
Bed Bath & Beyond Inc. (c)	88	5,143
Ford Motor Co. (c)	630	8,682
Fossil Inc. (c)	60	7,117
Magna International Inc.	203	10,990
Marks & Spencer Group Plc	684	3,969
Starbucks Corp.	252	9,933
TRW Automotive Holdings Corp. (c)	112	6,627
Vivendi SA	189	5,245
Wynn Resorts Ltd.	42	6,040
Other Securities		38,500

		108,713

CONSUMER STAPLES - 6.9%
Costco Wholesale Corp.	146	11,899
Kraft Foods Inc. - Class A	125	4,421
Other Securities		14,796

		31,116

ENERGY - 5.4%
ENI SpA	232	5,477
Total SA	95	5,519
Other Securities		13,301

		24,297

FINANCIALS - 8.4%
Banco Santander SA	477	5,512
Bank of China Ltd.	7,494	3,650
China Construction Bank Corp.	4,472	3,707
Credit Suisse Group AG (c)	126	4,920
Industrial & Commercial Bank of China	5,308	4,031
RSA Insurance Group Plc	2,027	4,389
Zurich Financial Services AG	20	4,977
Other Securities		6,616

		37,802

	Shares/Par	Value

HEALTH CARE - 4.8%
AstraZeneca Plc	111	5,535
GlaxoSmithKline Plc	263	5,638
Pfizer Inc.	226	4,653
Other Securities		5,680

		21,506

INDUSTRIALS - 6.6%
BAE Systems Plc	765	3,911
General Electric Co.	216	4,077
PACCAR Inc.	124	6,339
Other Securities		15,124

		29,451

INFORMATION TECHNOLOGY - 16.8%
Altera Corp.	106	4,926
Apple Inc. (c)	33	11,005
Atmel Corp. (c)	425	5,980
Broadcom Corp.	155	5,223
Check Point Software Technologies Ltd. (c)	71	4,010
Jabil Circuit Inc.	202	4,088
NetApp Inc. (c)	123	6,478
Other Securities		33,790

		75,500

MATERIALS - 8.2%
Cliffs Natural Resources Inc.	126	11,613
Eastman Chemical Co.	67	6,830
Other Securities		18,171

		36,614

TELECOMMUNICATION SERVICES - 12.4%
AT&T Inc.	135	4,238
Deutsche Telekom AG	392	6,120
France Telecom SA (d)	244	5,196
Koninklijke KPN NV	349	5,079
MetroPCS Communications Inc. (c)	329	5,666
Telecom Italia SpA	3,913	5,445
Telefonica SA	225	5,492
Verizon Communications Inc.	110	4,113
Vodafone Group Plc	3,486	9,249
Other Securities		4,749

		55,347

UTILITIES - 5.9%
E.ON AG	165	4,705
Enel SpA	1,012	6,611
GDF Suez	142	5,196
National Grid Plc	586	5,765
RWE AG	76	4,229

		26,506

Total Common Stocks (cost $426,897)		446,852

SHORT TERM INVESTMENTS - 3.3%
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	14,313	14,313
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	391	381

		14,694

Total Short Term Investments (cost $14,704)		14,694

Total Investments - 103.0% (cost $441,601)		461,546
Other Assets and Liabilities, Net - (3.0%)		(13,443)

Total Net Assets - 100.0%		$448,103

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value

JNL/Mellon Capital Management S&P® SMid 60 Fund

Sector Weightings:	Percentage of Total Investments
Financials	26.7%
Consumer Discretionary	11.6
Industrials	11.4
Health Care	9.9
Energy	8.5
Utilities	8.5
Information Technology	8.5
Materials	3.5
Telecommunication Services	1.7
Consumer Staples	1.1
Short Term Investments	8.6

Total Investments	100.0%

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 12.7%
Boyd Gaming Corp. (c) (d)	871	$7,575
Group 1 Automotive Inc. (d)	111	4,560
Helen of Troy Ltd. (c)	155	5,366
Meritage Homes Corp. (c)	208	4,699
Mohawk Industries Inc. (c)	162	9,747
Scholastic Corp. (d)	311	8,265
Standard Motor Products Inc.	334	5,087
Standard-Pacific Corp. (c) (d)	1,002	3,358
Zale Corp. (c) (d)	1,078	6,039

		54,696
CONSUMER STAPLES - 1.2%
Spartan Stores Inc.	270	5,273

ENERGY - 9.4%
Exterran Holdings Inc. (c) (d)	385	7,641
Helix Energy Solutions Group Inc. (c)	759	12,572
Pioneer Drilling Co. (c)	521	7,942
Unit Corp. (c)	198	12,083

		40,238
FINANCIALS - 29.2%
American Financial Group Inc.	284	10,137
Apollo Investment Corp.	829	8,464
BancorpSouth Inc. (d)	579	7,182
Cathay General Bancorp	549	9,005
Delphi Financial Group Inc. - Class A	160	4,684
Duke Realty Corp.	740	10,368
Forestar Group Inc. (c)	236	3,874
HCC Insurance Holdings Inc.	317	9,983
Lexington Realty Trust (d)	578	5,279
Parkway Properties Inc.	264	4,504
Pennsylvania Real Estate Investment Trust (d)	318	4,995
Pinnacle Financial Partners Inc. (c) (d)	337	5,242
Piper Jaffray Cos. (c)	132	3,810
Protective Life Corp.	345	7,970
Reinsurance Group of America Inc.	172	10,448
Selective Insurance Group	252	4,108
StanCorp Financial Group Inc.	204	8,622
Synovus Financial Corp.	3,477	7,233

		125,908
HEALTH CARE - 10.8%
Amedisys Inc. (c)	138	3,682
Amsurg Corp. (c)	218	5,704
Kindred Healthcare Inc. (c)	502	10,775
LifePoint Hospitals Inc. (c)	250	9,754
Omnicare Inc.	363	11,578

	Shares/Par	Value
PharMerica Corp. (c)	401	5,123

		46,616
INDUSTRIALS - 12.5%
Federal Signal Corp.	671	4,402
GATX Corp.	260	9,651
Harsco Corp.	326	10,614
SkyWest Inc. (d)	293	4,415
Trinity Industries Inc.	346	12,083
Universal Forest Products Inc.	118	2,827
URS Corp. (c)	220	9,862

		53,854
INFORMATION TECHNOLOGY - 9.3%
Arris Group Inc. (c)	412	4,785
Arrow Electronics Inc. (c)	269	11,172
Ciber Inc. (c)	978	5,427
Convergys Corp. (c)	697	9,500
SYNNEX Corp. (c)	148	4,699
United Online Inc.	700	4,222

		39,805
MATERIALS - 3.8%
Headwaters Inc. (c)	991	3,101
Olympic Steel Inc.	161	4,425
Reliance Steel & Aluminum Co.	180	8,915

		16,441
TELECOMMUNICATION SERVICES - 1.8%
Telephone & Data Systems Inc.	252	7,846

UTILITIES - 9.3%
Atmos Energy Corp.	294	9,775
CH Energy Group Inc.	94	4,986
El Paso Electric Co.	167	5,394
NV Energy Inc.	653	10,020
Westar Energy Inc.	365	9,810

		39,985

Total Common Stocks (cost $409,138)		430,662

SHORT TERM INVESTMENTS - 9.4%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	2,325	2,325
Securities Lending Collateral - 8.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	38,215	38,215
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	212	206

		38,421

Total Short Term Investments (cost $40,752)		40,746

Total Investments - 109.4% (cost $449,890)		471,408
Other Assets and Liabilities, Net - (9.4%)		(40,505)

Total Net Assets - 100.0%		$430,903

JNL/Mellon Capital Management NYSE® International 25 Fund

Sector Weightings:	Percentage of Total Investments
Financials	32.4%
Telecommunication Services	18.8
Consumer Discretionary	11.8
Energy	11.0
Utilities	6.3

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Materials	3.3
Short Term Investments	16.4

Total Investments	100.0%

COMMON STOCKS - 100.2%

CONSUMER DISCRETIONARY - 14.2%
Honda Motor Co. Ltd. - ADR (d)	114	$4,389
Panasonic Corp. - ADR	317	3,878
Sony Corp. - ADR (d)	125	3,301
Toyota Motor Corp. - ADR (d)	57	4,672

		16,240

ENERGY - 13.2%
EnCana Corp.	153	4,713
ENI SpA - ADR	102	4,845
Repsol YPF SA - ADR	160	5,547

		15,105

FINANCIALS - 38.8%
AXA SA - ADR	268	6,101
Banco Santander SA - ADR	419	4,817
Barclays Plc - ADR (d)	270	4,442
Lloyds Banking Group Plc - ADR (c) (d)	1,087	3,391
Manulife Financial Corp.	262	4,627
Mitsubishi UFJ Financial Group Inc. - ADR (d)	826	3,988
Mizuho Financial Group Inc. - ADR (d)	1,194	3,916
National Bank of Greece SA (d)	2,659	3,802
Sun Life Financial Inc.	148	4,464
UBS AG (c)	271	4,942

		44,490

MATERIALS - 3.9%
POSCO	41	4,507

TELECOMMUNICATION SERVICES - 22.5%
China Unicom Ltd. - ADR (d)	313	6,344
Deutsche Telekom AG - ADR (d)	348	5,444
France Telecom SA - ADR (d)	214	4,546
Nippon Telegraph & Telephone Corp. - ADR	194	4,698
Telecom Italia SpA - ADR	344	4,787

		25,819

UTILITIES - 7.6%
Korea Electric Power Corp. (c)	333	4,421
Veolia Environnement - ADR (d)	152	4,312

		8,733

Total Common Stocks (cost $115,082)		114,894

SHORT TERM INVESTMENTS - 19.7%
Securities Lending Collateral - 19.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	22,207	22,207
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	355	346

Total Short Term Investments (cost $22,562)		22,553

Total Investments - 119.9% (cost $137,644)		137,447
Other Assets and Liabilities, Net - (19.9%)		(22,771)

Total Net Assets - 100.0%		$114,676

	Shares/Par	Value

JNL/Mellon Capital Management Communications Sector Fund

Sector Weightings:	Percentage of Total Investments
Telecommunication Services	90.6%
Consumer Discretionary	4.3
Financials	3.2
Short Term Investments	1.9

Total Investments	100.0%

COMMON STOCKS - 100.3%

CONSUMER DISCRETIONARY - 4.4%
Virgin Media Inc.	102	$3,055

FINANCIALS - 3.3%
Leucadia National Corp.	66	2,266

TELECOMMUNICATION SERVICES - 92.6%
AboveNet Inc.	7	490
American Tower Corp. - Class A (c)	64	3,364
AT&T Inc.	573	17,994
CenturyTel Inc.	85	3,420
Cincinnati Bell Inc. (c)	48	159
Crown Castle International Corp. (c)	82	3,326
Frontier Communications Corp.	345	2,786
Leap Wireless International Inc. (c)	18	284
Level 3 Communications Inc. (c) (d)	606	1,479
MetroPCS Communications Inc. (c)	86	1,473
NII Holdings Inc. - Class B (c)	58	2,471
SBA Communications Corp. (c)	39	1,490
Sprint Nextel Corp. (c)	658	3,545
Telephone & Data Systems Inc.	15	479
Telephone & Data Systems Inc. - Special Shares	13	337
TW Telecom Inc. (c)	50	1,031
US Cellular Corp. (c)	4	187
Verizon Communications Inc.	474	17,639
Windstream Corp.	177	2,288

		64,242

Total Common Stocks (cost $62,559)		69,563

SHORT TERM INVESTMENTS - 1.9%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	60	60
Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	1,167	1,167
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	106	103

		1,270

Total Short Term Investments (cost $1,333)		1,330

Total Investments - 102.2% (cost $63,892)		70,893
Other Assets and Liabilities, Net - (2.2%)		(1,522)

Total Net Assets - 100.0%		$69,371

JNL/Mellon Capital Management Consumer Brands Sector Fund * (f)

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	71.9%
Consumer Staples	16.1

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Health Care	3.2
Industrials	3.0
Information Technology	2.7
Short Term Investments	3.1

Total Investments	100.0%
COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 74.0%
Amazon.com Inc. (c)	18	$3,654
Bed Bath & Beyond Inc. (c)	13	741
Best Buy Co. Inc.	16	506
Cablevision Systems Corp. - Class A	12	430
Carnival Corp.	21	787
CBS Corp. - Class B	32	903
Chipotle Mexican Grill Inc. - Class A (c)	2	487
Comcast Corp. - Class A	104	2,646
Comcast Corp. - Special Class A	34	836
DirecTV - Class A (c)	39	1,979
Discovery Communications Inc. - Class A (c)	7	290
Discovery Communications Inc. - Class C (c)	7	243
Home Depot Inc.	81	2,935
Kohl’s Corp.	14	700
Las Vegas Sands Corp. (c)	24	1,024
Liberty Global Inc. (c)	6	245
Liberty Global Inc. - Class A (c) (d)	6	258
Liberty Media Corp. - Starz (c)	3	201
Liberty Media Corp. - Capital (c)	4	323
Liberty Media Corp. - Interactive (c)	29	481
Limited Brands Inc.	14	537
Lowe’s Cos. Inc.	66	1,540
Macy’s Inc.	22	632
Marriott International Inc. - Class A	16	577
McDonald’s Corp.	53	4,461
McGraw-Hill Cos. Inc.	15	648
NetFlix Inc. (c)	2	602
News Corp. - Class A	92	1,629
News Corp. - Class B	22	400
O’Reilly Automotive Inc. (c)	7	459
Omnicom Group Inc.	14	687
Priceline.com Inc. (c)	2	1,275
Ross Stores Inc.	6	478
Staples Inc.	37	585
Starbucks Corp.	38	1,489
Starwood Hotels & Resorts Worldwide Inc.	10	550
Target Corp.	32	1,494
Tiffany & Co.	6	504
Time Warner Cable Inc.	17	1,332
Time Warner Inc.	56	2,046
TJX Cos. Inc.	20	1,055
Viacom Inc. - Class B	27	1,380
Walt Disney Co.	90	3,517
Wynn Resorts Ltd.	5	646
Yum! Brands Inc.	24	1,310
Other Securities		14,191

		63,693
CONSUMER STAPLES - 16.5%
Costco Wholesale Corp.	22	1,781
CVS Caremark Corp.	69	2,594
Kroger Co.	29	723
Sysco Corp.	30	932
Wal-Mart Stores Inc.	90	4,772
Walgreen Co.	46	1,972
Whole Foods Market Inc.	8	493
Other Securities		968

		14,235

	Shares/Par	Value

HEALTH CARE - 3.3%
AmerisourceBergen Corp.	14	576
Cardinal Health Inc.	18	804
McKesson Corp.	13	1,079
Other Securities		352

		2,811
INDUSTRIALS - 3.1%
Southwest Airlines Co.	38	430
Other Securities		2,198

		2,628

INFORMATION TECHNOLOGY - 2.8%
eBay Inc. (c)	57	1,836
Other Securities		588

		2,424

Total Common Stocks (cost $72,683)		85,791

SHORT TERM INVESTMENTS - 3.2%

Investment Company - 1.2%
JNL Money Market Fund, 0.01% (a) (b)	1,021	1,021
Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	1,685	1,685
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	33	32

		1,717

Total Short Term Investments (cost $2,739)		2,738

Total Investments - 102.9% (cost $75,422)		88,529
Other Assets and Liabilities, Net - (2.9%)		(2,509)

Total Net Assets - 100.0%		$86,020

JNL/Mellon Capital Management Financial Sector Fund * (f)

Sector Weightings:		Percentage of Total Investments
Financials		93.4%
Information Technology		4.0
Materials		0.5
Industrials		0.2
Short Term Investments		1.9

Total Investments		100.0%

COMMON STOCKS - 100.0%
FINANCIALS - 95.2%
ACE Ltd.	28	$1,873
AFLAC Inc.	40	1,851
Allstate Corp.	41	1,256
American Express Co.	90	4,645
American International Group Inc. (c)	36	1,068
Ameriprise Financial Inc.	21	1,200
Annaly Capital Management Inc.	67	1,201
AON Corp.	25	1,291
AvalonBay Communities Inc.	7	908
Bank of America Corp.	793	8,689
Bank of New York Mellon Corp. (a)	104	2,664
BB&T Corp.	58	1,560
Berkshire Hathaway Inc. - Class B (c)	81	6,245
BlackRock Inc.	8	1,544
Boston Properties Inc.	12	1,235
Capital One Financial Corp.	38	1,985

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Charles Schwab Corp.	81	1,337
Chubb Corp.	25	1,540
Citigroup Inc.	225	9,380
CME Group Inc.	6	1,647
Discover Financial Services	46	1,220
Equity Residential	24	1,427
Fifth Third Bancorp	76	971
Franklin Resources Inc.	13	1,680
Goldman Sachs Group Inc.	36	4,841
Hartford Financial Services Group Inc.	37	973
HCP Inc.	31	1,142
Host Hotels & Resorts Inc.	58	981
Invesco Ltd.	38	897
JPMorgan Chase & Co.	226	9,250
Loews Corp.	29	1,201
Marsh & McLennan Cos. Inc.	45	1,417
MetLife Inc.	69	3,034
Morgan Stanley	116	2,675
PNC Financial Services Group Inc.	44	2,643
Progressive Corp.	52	1,119
ProLogis Inc.	36	1,287
Prudential Financial Inc.	41	2,590
Public Storage	12	1,351
Simon Property Group Inc.	25	2,859
State Street Corp.	42	1,904
SunTrust Banks Inc.	42	1,079
T. Rowe Price Group Inc.	22	1,312
Travelers Cos. Inc.	35	2,062
U.S. Bancorp	161	4,115
Vornado Realty Trust	15	1,411
Wells Fargo & Co.	340	9,532
Other Securities		52,840

		170,932

INDUSTRIALS - 0.2%
Other Securities		368

INFORMATION TECHNOLOGY - 4.1%
MasterCard Inc. - Class A	9	2,678
Visa Inc. - Class A	42	3,555
Western Union Co.	53	1,065

		7,298

MATERIALS - 0.5%
Weyerhaeuser Co.	44	969

Total Common Stocks (cost $161,306)		179,567

SHORT TERM INVESTMENTS - 2.0%

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	3,289	3,289
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	245	239

Total Short Term Investments (cost $3,534)		3,528

Total Investments - 102.0% (cost $164,840)		183,095
Other Assets and Liabilities, Net - (2.0%)		(3,606)

Total Net Assets - 100.0%		$179,489

JNL/Mellon Capital Management Healthcare Sector Fund * (f)

Sector Weightings:	Percentage of Total Investments
Health Care	97.9%

	Shares/Par	Value
Rights	0.0
Short Term Investments	2.1

Total Investments	100.0%

COMMON STOCKS - 99.5%

HEALTH CARE - 99.5%
Abbott Laboratories	273	$14,363
Aetna Inc.	67	2,951
Alexion Pharmaceuticals Inc. (c)	32	1,516
Allergan Inc.	54	4,531
Amgen Inc. (c)	166	9,663
Baxter International Inc.	101	6,057
Becton Dickinson & Co.	36	3,123
Biogen Idec Inc. (c)	40	4,322
Boston Scientific Corp. (c)	273	1,885
Bristol-Myers Squibb Co.	305	8,831
CareFusion Corp. (c)	40	1,074
Celgene Corp. (c)	83	5,023
Cephalon Inc. (c)	14	1,081
CIGNA Corp.	48	2,487
Coventry Health Care Inc. (c)	26	945
Covidien Plc	87	4,652
CR Bard Inc.	15	1,667
DaVita Inc. (c)	17	1,479
Dendreon Corp. (c)	26	1,006
Dentsply International Inc.	26	978
Edwards Lifesciences Corp. (c)	20	1,756
Eli Lilly & Co.	174	6,516
Express Scripts Inc. (c)	87	4,680
Forest Laboratories Inc. (c)	51	2,022
Gilead Sciences Inc. (c)	141	5,825
Henry Schein Inc. (c)	16	1,142
Hospira Inc. (c)	30	1,682
Humana Inc.	30	2,416
Illumina Inc. (c)	22	1,659
Intuitive Surgical Inc. (c)	7	2,609
Johnson & Johnson	485	32,261
Laboratory Corp. of America Holdings (c)	18	1,701
Life Technologies Corp. (c)	32	1,668
Medco Health Solutions Inc. (c)	71	4,019
Medtronic Inc.	192	7,409
Merck & Co. Inc.	545	19,238
Mylan Inc. (c)	77	1,907
Perrigo Co.	15	1,307
Pfizer Inc.	1,428	29,423
Quest Diagnostics Inc.	28	1,629
St. Jude Medical Inc.	58	2,760
Stryker Corp.	53	3,087
Thermo Fisher Scientific Inc. (c)	68	4,387
UnitedHealth Group Inc.	195	10,069
Varian Medical Systems Inc. (c)	21	1,491
Vertex Pharmaceuticals Inc. (c)	37	1,912
Waters Corp. (c)	16	1,556
Watson Pharmaceuticals Inc. (c)	23	1,553
WellPoint Inc.	66	5,166
Zimmer Holdings Inc. (c)	34	2,159
Other Securities		31,632

Total Common Stocks (cost $248,934)		274,275

RIGHTS - 0.0%
Other Securities		—

Total Rights (cost $2)		—

SHORT TERM INVESTMENTS - 2.1%

Investment Company - 1.4%
JNL Money Market Fund, 0.01% (a) (b)	3,780	3,780

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	1,975	1,975
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	53	52

		2,027

Total Short Term Investments (cost $5,808)		5,807

Total Investments - 101.6% (cost $254,744)		280,082
Other Assets and Liabilities, Net - (1.6%)		(4,422)

Total Net Assets - 100.0%		$ 275,660

JNL/Mellon Capital Management Oil & Gas Sector Fund * (f)
Sector Weightings:	Percentage of Total Investments
Energy	97.6%
Utilities	0.5
Information Technology	0.5
Industrials	0.1
Short Term Investments	1.3

Total Investments	100.0%

COMMON STOCKS - 99.8%

ENERGY - 98.7%
Anadarko Petroleum Corp.	274	$ 21,006
Apache Corp.	208	25,714
Baker Hughes Inc.	236	17,125
Cabot Oil & Gas Corp. - Class A	56	3,745
Cameron International Corp. (c)	133	6,697
Chesapeake Energy Corp.	364	10,810
Chevron Corp.	1,085	111,541
Cimarex Energy Co.	46	4,100
Concho Resources Inc. (c)	56	5,156
ConocoPhillips	711	53,494
Core Laboratories NV (d)	25	2,744
Denbury Resources Inc. (c)	218	4,355
Devon Energy Corp.	219	17,252
El Paso Corp.	423	8,547
EOG Resources Inc.	148	15,493
EQT Corp.	80	4,213
Exxon Mobil Corp.	2,665	216,867
FMC Technologies Inc. (c)	132	5,905
Halliburton Co.	494	25,187
Helmerich & Payne Inc.	53	3,474
Hess Corp.	168	12,545
Marathon Oil Corp.	386	20,351
McDermott International Inc. (c)	122	2,417
Murphy Oil Corp.	107	7,025
Nabors Industries Ltd. (c)	155	3,810
National Oilwell Varco Inc.	230	17,964
Newfield Exploration Co. (c)	72	4,908
Noble Corp.	138	5,431
Noble Energy Inc.	97	8,734
Occidental Petroleum Corp.	440	45,727
Patterson-UTI Energy Inc.	83	2,635
PetroHawk Energy Corp. (c)	164	4,057
Pioneer Natural Resources Co.	63	5,598
Plains Exploration & Production Co. (c)	74	2,803
QEP Resources Inc.	95	3,991
Range Resources Corp.	87	4,847
Rowan Cos. Inc. (c)	66	2,571
Schlumberger Ltd.	738	63,772

	Shares/Par	Value
SM Energy Co.	34	2,523
Southern Union Co.	63	2,518
Southwestern Energy Co. (c)	190	8,146
Sunoco Inc.	63	2,648
Transocean Ltd.	175	11,285
Ultra Petroleum Corp. (c)	81	3,732
Valero Energy Corp.	309	7,902
Weatherford International Ltd. (c)	407	7,625
Whiting Petroleum Corp. (c)	64	3,637
Williams Cos. Inc.	322	9,729
Other Securities		51,433

		893,789

INDUSTRIALS - 0.1%
Other Securities		759

INFORMATION TECHNOLOGY - 0.5%
First Solar Inc. (c) (d)	30	3,951
Other Securities		605

		4,556

UTILITIES - 0.5%
OGE Energy Corp.	51	2,568
Other Securities		2,204

		4,772

Total Common Stocks (cost $773,775)		903,876

SHORT TERM INVESTMENTS - 1.4%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,538	1,538
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	10,281	10,281
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	188	183

		10,464

Total Short Term Investments (cost $12,007)		12,002

Total Investments - 101.2% (cost $785,782)		915,878
Other Assets and Liabilities, Net - (1.2%)		(10,459)

Total Net Assets - 100.0%		$ 905,419

JNL/Mellon Capital Management Technology Sector Fund * (f)
Sector Weightings:	Percentage of Total Investments
Information Technology	97.4%
Health Care	0.7
Industrials	0.2
Consumer Discretionary	0.2
Short Term Investments	1.5

Total Investments	100.0%

COMMON STOCKS - 99.7%

HEALTH CARE - 0.7%
Cerner Corp. (c)	21	1,291
Other Securities		964

		2,255

INDUSTRIALS - 0.2%
Other Securities		630

INFORMATION TECHNOLOGY - 98.6%
Adobe Systems Inc. (c)	75	2,358

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Altera Corp.	47	2,187
Analog Devices Inc.	44	1,710
Apple Inc. (c)	134	45,141
Applied Materials Inc.	194	2,518
Autodesk Inc. (c)	34	1,300
BMC Software Inc. (c)	26	1,439
Broadcom Corp. - Class A	71	2,404
CA Inc.	60	1,369
Check Point Software Technologies Ltd. (c)	24	1,392
Cisco Systems Inc.	813	12,697
Citrix Systems Inc. (c)	28	2,215
Cognizant Technology Solutions Corp. - Class A (c)	44	3,251
Corning Inc.	229	4,150
Dell Inc. (c)	246	4,094
EMC Corp. (c)	302	8,321
F5 Networks Inc. (c)	12	1,302
Google Inc. - Class A (c)	36	18,433
Hewlett-Packard Co.	319	11,614
Intel Corp.	804	17,821
International Business Machines Corp.	179	30,667
Intuit Inc. (c)	41	2,123
Juniper Networks Inc. (c)	78	2,452
KLA-Tencor Corp.	24	990
Linear Technology Corp.	31	1,011
Marvell Technology Group Ltd. (c)	77	1,138
Maxim Integrated Products Inc.	44	1,118
Microchip Technology Inc. (d)	28	1,046
Micron Technology Inc. (c)	127	949
Microsoft Corp.	1,095	28,480
Motorola Mobility Holdings Inc. (c)	43	949
Motorola Solutions Inc. (c)	44	2,005
NetApp Inc. (c)	53	2,811
Nvidia Corp. (c)	88	1,401
Oracle Corp.	561	18,453
QUALCOMM Inc.	241	13,699
Red Hat Inc. (c)	28	1,292
Rovi Corp. (c)	17	956
Salesforce.com Inc.	18	2,654
SanDisk Corp. (c)	35	1,460
Seagate Technology	63	1,012
Symantec Corp. (c)	113	2,219
Teradata Corp. (c)	25	1,497
Texas Instruments Inc.	172	5,640
VMware Inc. - Class A (c)	12	1,217
Western Digital Corp. (c)	34	1,250
Xerox Corp.	203	2,117
Xilinx Inc.	38	1,377
Yahoo! Inc. (c)	180	2,709
Other Securities		41,315

		321,723

Total Common Stocks (cost $282,685)		325,194

SHORT TERM INVESTMENTS - 1.6%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	725	725
Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	4,428	4,428

	Shares/Par	Value
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	41	40

		4,468

Total Short Term Investments (cost $5,194)		5,193

Total Investments - 101.3% (cost $287,879)		330,387
Other Assets and Liabilities, Net - (1.3%)		(4,255)

Total Net Assets - 100.0%		$326,132

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)	Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Managers (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.
(f)	For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2011. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Abbreviations:

ADR - American Depositary Receipt

Investments in Affiliates - See Note 4 in the Notes to the Financial Statements for further discussion of investments in affiliates. During the period ended June 30, 2011, certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC (“Adviser”). The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral which is invested by the custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian and each Fund’s affiliated income is included in the income from affiliates on the Statements of Operations. Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.

The following table details the JNL/Mellon Capital Management Financial Sector Fund’s long-term investment in this affiliate held at June 30, 2011.

Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
Bank of New York Mellon Corp.	$3,267	$668	$714	$21	$48	$2,664

The following table details cash management investments in affiliates held at June 30, 2011. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2011.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income

JNL/Mellon Capital Management Dow 10 Fund	$604	$2,059	$-

JNL/Mellon Capital Management S&P 10 Fund	136	-	-

JNL/Mellon Capital Management Global 15 Fund	184	-	-

JNL/Mellon Capital Management Nasdaq 25 Fund	1,343	2,528	-

JNL/Mellon Capital Management Value Line 30 Fund	5,799	3,320	1

JNL/Mellon Capital Management Dow Dividend Fund	526	784	-

JNL/Mellon Capital Management S&P 24 Fund	2,131	3,794	1

JNL/Mellon Capital Management 25 Fund	1,421	2,779	-

JNL/Mellon Capital Management Select Small-Cap Fund	1,017	379	-

JNL/Mellon Capital Management JNL 5 Fund	5,688	251	1

JNL/Mellon Capital Management VIP Fund	1,456	662	-

JNL/Mellon Capital Management JNL Optimized 5 Fund	829	-	-

JNL/Mellon Capital Management S&P SMid 60 Fund	7,698	2,325	1

JNL/Mellon Capital Management NYSE International 25 Fund	137	-	-

JNL/Mellon Capital Management Communications Sector Fund	751	60	-

JNL/Mellon Capital Management Consumer Brands Sector Fund	398	1,021	-

JNL/Mellon Capital Management Financial Sector Fund	1,519	-	-

JNL/Mellon Capital Management Healthcare Sector Fund	522	3,780	-

JNL/Mellon Capital Management Oil & Gas Sector Fund	4,469	1,538	2

JNL/Mellon Capital Management Technology Sector Fund	1,977	725	1

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national exchange, investments in mutual funds, or securities lending collateral, which are valued as a practical expedient at its daily reported net asset value (“NAV”). Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. There were no indirect observable inputs used to value Level 2 securities during the period. Level 2 includes securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit ratings spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are otherwise not available. Significant transfers between Level 1 and Level 2 valuations during the period ended June 30, 2011, related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities. In instances when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria existed as of December 31, 2010 and did not exist at June 30, 2011, and therefore, certain foreign investments were valued as Level 2 valuations at December 31, 2010 and Level 1 at June 30, 2011. There were no significant transfers into or out of Level 3 during the period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please see Note 2 in the Notes to the Financial Statements for security valuation accounting policies.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2011 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Management Dow 10 Fund
Common Stocks	$393,245	$—	$—	$393,245
Short Term Investments	2,950	—	—	2,950

Fund Total	$396,195	$—	$—	$396,195
JNL/Mellon Capital Management S&P 10 Fund
Common Stocks	$256,984	$—	$—	$256,984
Short Term Investments	725	—	—	725

Fund Total	$257,709	$—	$—	$257,709
JNL/Mellon Capital Management Global 15 Fund
Common Stocks	$488,152	$—	$—	$488,152
Short Term Investments	891	—	—	891

Fund Total	$489,043	$—	$—	$489,043
JNL/Mellon Capital Management Nasdaq 25 Fund
Common Stocks	$264,963	$—	$—	$264,963
Short Term Investments	3,800	—	—	3,800

Fund Total	$268,763	$—	$—	$268,763
JNL/Mellon Capital Management Value Line 30 Fund
Common Stocks	$882,738	$—	$—	$882,738
Short Term Investments	49,143	—	—	49,143

Fund Total	$931,881	$—	$—	$931,881
JNL/Mellon Capital Management Dow Dividend Fund
Common Stocks	$290,501	$—	$—	$290,501
Short Term Investments	11,938	—	—	11,938

Fund Total	$302,439	$—	$—	$302,439
JNL/Mellon Capital Management S&P 24 Fund
Common Stocks	$516,342	$—	$—	$516,342
Short Term Investments	7,259	—	—	7,259

Fund Total	$523,601	$—	$—	$523,601

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets – Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management 25 Fund
Common Stocks	$572,423	$—	$—	$572,423
Short Term Investments	3,831	—	—	3,831

Fund Total	$576,254	$—	$—	$576,254
JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks	$285,970	$—	$—	$285,970
Short Term Investments	19,168	—	—	19,168

Fund Total	$305,138	$—	$—	$305,138
JNL/Mellon Capital Management JNL 5 Fund
Common Stocks	$3,450,442	$—	$—	$3,450,442
Short Term Investments	106,640	—	—	106,640

Fund Total	$3,557,082	$—	$—	$3,557,082
JNL/Mellon Capital Management VIP Fund
Common Stocks	$301,497	$—	$—	$301,497
Short Term Investments	10,595	—	—	10,595

Fund Total	$312,092	$—	$—	$312,092
JNL/Mellon Capital Management JNL Optimized 5 Fund
Common Stocks	$446,852	$—	$—	$446,852
Short Term Investments	14,694	—	—	14,694

Fund Total	$461,546	$—	$—	$461,546
JNL/Mellon Capital Management S&P SMid 60 Fund
Common Stocks	$430,662	$—	$—	$430,662
Short Term Investments	40,746	—	—	40,746

Fund Total	$471,408	$—	$—	$471,408
JNL/Mellon Capital Management NYSE International 25 Fund
Common Stocks	$114,894	$—	$—	$114,894
Short Term Investments	22,553	—	—	22,553

Fund Total	$137,447	$—	$—	$137,447
JNL/Mellon Capital Management Communications Sector Fund
Common Stocks	$69,563	$—	$—	$69,563
Short Term Investments	1,330	—	—	1,330

Fund Total	$70,893	$—	$—	$70,893
JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks	$85,791	$—	$—	$85,791
Short Term Investments	2,738	—	—	2,738

Fund Total	$88,529	$—	$—	$88,529
JNL/Mellon Capital Management Financial Sector Fund
Common Stocks	$179,567	$—	$—	$179,567
Short Term Investments	3,528	—	—	3,528

Fund Total	$183,095	$—	$—	$183,095
JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks	$274,275	$—	$—	$274,275
Rights	—	—	—	—
Short Term Investments	5,807	—	—	5,807

Fund Total	$280,082	$—	$—	$280,082
JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks	$903,872	$4	$—	$903,876
Short Term Investments	12,002	—	—	12,002

Fund Total	$915,874	$4	$—	$915,878
JNL/Mellon Capital Management Technology Sector Fund
Common Stocks	$325,194	$—	$—	$325,194
Short Term Investments	5,193	—	—	5,193

Fund Total	$330,387	$—	$—	$330,387

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to the Schedules of Investments

June 30, 2011

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital Management VIP Fund	JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital Management NYSE International 25 Fund

Bermuda	–%	0.8%	0.3%	0.3%	–%
Canada	–	2.6	1.6	4.0	12.0
Cayman Islands	–	–	0.7	–	–
China	12.7	3.8	–	2.6	–
Finland	–	–	0.5	0.7	–
France	–	–	3.2	4.7	13.0
Germany	–	–	2.3	3.4	4.8
Greece	–	–	–	–	3.3
Hong Kong	17.6	2.0	–	1.3	5.5
Israel	–	0.2	0.7	0.9	–
Italy	–	–	2.7	3.9	8.4
Japan	–	–	–	–	25.1
Netherlands	–	–	0.8	1.1	–
South Korea	–	–	–	–	7.8
Spain	–	–	1.7	2.5	9.0
Switzerland	–	–	1.5	2.2	4.3
United Kingdom	33.6	6.5	3.4	9.3	6.8
United States	36.1	84.1	80.6	63.1	–

Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those which had greater than 10% of long-term investments in non-U.S securities at June 30, 2011.

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/Mellon Capital Management Dow 10 Fund	JNL/Mellon Capital Management S&P 10 Fund	JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Management Nasdaq 25 Fund	JNL/Mellon Capital Management Value Line 30 Fund	JNL/Mellon Capital Management Dow Dividend Fund	JNL/Mellon Capital Management S&P 24 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$393,245	$256,984	$488,152	$264,963	$882,738	$290,501	$516,342
Investments - affiliated, at value (b)	2,950	725	891	3,800	49,143	11,938	7,259

Total investments, at value (c)	396,195	257,709	489,043	268,763	931,881	302,439	523,601
Cash	–	–	–	–	–	–	–
Foreign currency (e)	–	–	1,823	–	–	–	–
Receivable for investments sold	–	–	1,671	–	–	–	–
Receivable for fund shares sold	133	268	469	1,297	820	223	3,670
Receivable for dividends and interest	766	265	2,812	–	473	636	418
Other assets	1	25	1	1	2	1	5

Total assets	397,095	258,267	495,819	270,061	933,176	303,299	527,694

Liabilities
Cash overdraft	–	7	159	–	–	–	–
Payable for advisory fees	92	60	117	62	195	70	116
Payable for administrative fees	47	30	81	31	103	35	60
Payable for 12b-1 fee (Class A)	63	40	81	41	137	47	80
Payable for investment securities purchased	–	–	1,671	1,414	–	–	3,008
Payable for fund shares redeemed	1,763	313	1,077	653	1,088	503	378
Payable for manager fees	20	19	29	4	28	10	4
Payable for other expenses	27	2	13	21	217	22	2
Payable upon return of securities loaned	894	725	894	1,275	45,836	11,169	3,465

Total liabilities	2,906	1,196	4,122	3,501	47,604	11,856	7,113

Net assets	$394,189	$257,071	$491,697	$266,560	$885,572	$291,443	$520,581

Net assets consist of:
Paid-in capital	$362,638	$259,375	$458,060	$235,742	$1,148,835	$452,389	$427,224
Undistributed net investment income (loss)	–	–	–	1,446	(374)	13,911	3,784
Accumulated net realized gain (loss)	–	–	–	(2,560)	(321,166)	(191,140)	40,692
Net unrealized appreciation (depreciation) on investments and foreign currency	31,551	(2,304)	33,637	31,932	58,277	16,283	48,881

	$394,189	$257,071	$491,697	$266,560	$885,572	$291,443	$520,581

Class A
Net assets	$394,189	$257,071	$491,697	$266,407	$885,309	$291,299	$520,275
Shares outstanding (no par value), unlimited shares authorized	35,235	24,088	28,071	21,318	63,424	41,373	46,298
Net asset value per share	$11.19	$10.67	$17.52	$12.50	$13.96	$7.04	$11.24

Class B
Net assets	n/a	n/a	n/a	$153	$263	$144	$306
Shares outstanding (no par value), unlimited shares authorized	n/a	n/a	n/a	16	37	24	30
Net asset value per share	n/a	n/a	n/a	$9.62	$7.06	$6.05	$10.08

(a) Investments - unaffiliated, at cost	$ 361,691	$ 259,288	$ 454,490	$ 233,028	$ 824,448	$ 274,203	$ 467,462
(b) Investments - affiliated, at cost	2,953	725	894	3,803	49,156	11,953	7,259

(c) Total investments, at cost	$ 364,644	$ 260,013	$ 455,384	$ 236,831	$ 873,604	$ 286,156	$ 474,721

(d) Including value of securities on loan	$881	$712	$881	$1,277	$45,391	$11,247	$3,368
(e) Foreign currency, at cost	–	–	1,823	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/Mellon Capital Management 25 Fund	JNL/Mellon Capital Management Select Small- Cap Fund	JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital Management VIP Fund	JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital Management S&P SMid 60 Fund	JNL/Mellon Capital Management NYSE International 25 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$572,423	$285,970	$3,450,442	$301,497	$446,852	$430,662	$114,894
Investments - affiliated, at value (b)	3,831	19,168	106,640	10,595	14,694	40,746	22,553

Total investments, at value (c)	576,254	305,138	3,557,082	312,092	461,546	471,408	137,447
Cash	–	–	–	–	–	–	–
Foreign currency (e)	–	–	1,765	10	389	–	–
Receivable for investments sold	–	–	–	–	612	–	562
Receivable for fund shares sold	321	1,098	1,145	936	139	968	65
Receivable for dividends and interest	813	23	11,905	451	1,519	507	539
Other assets	1	1	60	4	1	10	–

Total assets	577,389	306,260	3,571,957	313,493	464,206	472,893	138,613

Liabilities
Cash overdraft	–	–	–	–	153	–	86
Payable for advisory fees	133	67	761	71	104	99	30
Payable for administrative fees	69	34	418	36	54	51	19
Payable for 12b-1 fee (Class A)	92	45	555	48	72	68	19
Payable for investment securities purchased	–	–	–	–	225	2,466	562
Payable for fund shares redeemed	1,181	421	5,810	497	737	873	642
Payable for manager fees	21	17	145	13	14	5	3
Payable for other expenses	1	–	74	19	40	1	14
Payable upon return of securities loaned	1,056	18,820	106,629	9,949	14,704	38,427	22,562

Total liabilities	2,553	19,404	114,392	10,633	16,103	41,990	23,937

Net assets	$574,836	$286,856	$3,457,565	$302,860	$448,103	$430,903	$114,676

Net assets consist of:
Paid-in capital	$538,421	$486,215	$4,884,095	$385,214	$524,171	$352,105	$140,359
Undistributed net investment income (loss)	21,389	3,231	159,402	6,814	14,387	5,469	4,206
Accumulated net realized gain (loss)	(13,349)	(226,781)	(1,814,435)	(115,327)	(110,413)	51,810	(29,692)
Net unrealized appreciation (depreciation) on investments and foreign currency	28,375	24,191	228,503	26,159	19,958	21,519	(197)

	$574,836	$286,856	$3,457,565	$302,860	$448,103	$430,903	$114,676

Class A
Net assets	$574,439	$286,737	$3,448,446	$301,859	$447,088	$430,614	$114,523
Shares outstanding (no par value), unlimited shares authorized	41,414	23,538	379,750	40,070	47,525	37,162	14,890
Net asset value per share	$13.87	$12.18	$9.08	$7.53	$9.41	$11.59	$7.69

Class B
Net assets	$397	$119	$9,119	$1,001	$1,015	$289	$153
Shares outstanding (no par value), unlimited shares authorized	28	10	1,001	133	108	25	20
Net asset value per share	$13.98	$12.18	$9.11	$7.56	$9.38	$11.49	$7.57

(a) Investments - unaffiliated, at cost	$544,044	$261,748	$3,221,652	$275,326	$426,897	$409,138	$115,082
(b) Investments - affiliated, at cost	3,835	19,199	106,880	10,611	14,704	40,752	22,562

(c) Total investments, at cost	$547,879	$280,947	$3,328,532	$285,937	$441,601	$449,890	$137,644

(d) Including value of securities on loan	$1,048	$18,444	$104,792	$9,819	$14,346	$37,801	$22,022
(e) Foreign currency, at cost	–	–	1,765	10	385	–	–

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2011

	JNL/Mellon Capital Management Communications Sector Fund	JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL/Mellon Capital Management Financial Sector Fund	JNL/Mellon Capital Management Healthcare Sector Fund	JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL/Mellon Capital Management Technology Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$69,563	$85,791	$176,903	$274,275	$903,876	$325,194
Investments - affiliated, at value (b)	1,330	2,738	6,192	5,807	12,002	5,193

Total investments, at value (c)	70,893	88,529	183,095	280,082	915,878	330,387
Cash	–	–	–	821	1	–
Foreign currency (e)	–	–	–	–	–	–
Receivable for investments sold	–	–	84	–	–	–
Receivable for fund shares sold	77	222	108	674	1,213	851
Receivable for dividends and interest	46	63	258	355	437	56
Other assets	–	–	–	–	1	1

Total assets	71,016	88,814	183,545	281,932	917,530	331,295

Liabilities
Cash overdraft	–	–	4	–	–	–
Payable for advisory fees	19	22	44	63	205	77
Payable for administrative fees	8	10	22	32	108	39
Payable for 12b-1 fee (Class A)	11	14	29	42	144	52
Payable for investment securities purchased	–	851	–	3,798	–	–
Payable for fund shares redeemed	327	172	404	287	1,094	492
Payable for manager fees	2	1	4	5	18	6
Payable for other expenses	5	6	15	17	73	28
Payable upon return of securities loaned	1,273	1,718	3,534	2,028	10,469	4,469

Total liabilities	1,645	2,794	4,056	6,272	12,111	5,163

Net assets	$69,371	$86,020	$179,489	$275,660	$905,419	$326,132

Net assets consist of:
Paid-in capital	$78,861	$74,176	$203,333	$266,071	$788,144	$270,355
Undistributed net investment income (loss)	2,712	774	2,565	3,573	10,919	1,158
Accumulated net realized gain (loss)	(19,204)	(2,037)	(44,900)	(19,322)	(23,740)	12,110
Net unrealized appreciation (depreciation) on investments and foreign currency	7,002	13,107	18,491	25,338	130,096	42,509

	$69,371	$86,020	$179,489	$275,660	$905,419	$326,132

Class A
Net assets	$69,220	$85,860	$179,243	$275,321	$904,134	$325,879
Shares outstanding (no par value), unlimited shares authorized	18,817	7,993	25,176	21,379	30,370	44,598
Net asset value per share	$3.68	$10.74	$7.12	$12.88	$29.77	$7.31

Class B
Net assets	$151	$160	$246	$339	$1,285	$253
Shares outstanding (no par value), unlimited shares authorized	43	15	35	26	43	34
Net asset value per share	$3.52	$10.85	$7.11	$12.87	$30.13	$7.39

(a) Investments- unaffiliated, at cost	$62,559	$72,683	$158,266	$248,936	$773,775	$282,685
(b) Investments- affiliated, at cost	1,333	2,739	6,574	5,808	12,007	5,194

(c) Totalinvestments, at cost	$63,892	$75,422	$164,840	$254,744	$785,782	$287,879

(d) Includingvalue of securities on loan	$1,242	$1,691	$3,436	$1,967	$10,413	$4,429
(e) Foreigncurrency, at cost	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Mellon Capital Management Dow 10 Fund	JNL/Mellon Capital Management S&P 10 Fund	JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Management Nasdaq 25 Fund	JNL/Mellon Capital Management Value Line 30 Fund	JNL/Mellon Capital Management Dow Dividend Fund	JNL/Mellon Capital Management S&P 24 Fund
Investment income
Dividends (a)	$7,287	$1,751	$13,254	$727	$2,647	$6,016	$2,605
Foreign taxes withheld	–	–	(725)	–	(113)	(43)	–
Securities lending	1	6	1	61	215	160	5

Total investment income	7,288	1,757	12,530	788	2,749	6,133	2,610

Expenses
Advisory fees	542	410	743	353	1,194	416	625
Administrative fees	278	208	515	177	630	211	323
12b-1 fees (Class A)	371	277	515	236	840	281	430
Licensing fees	42	16	19	47	420	32	14
Legal fees	2	1	2	1	3	2	1
Manager fees	4	3	6	2	10	3	4
Other expenses	3	3	4	1	6	2	2

Total expenses	1,242	918	1,804	817	3,103	947	1,399

Net investment income (loss)	6,046	839	10,726	(29)	(354)	5,186	1,211

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	22,481	18,594	35,172	16,982	136,171	11,584	40,975
Affiliated investments	–	–	–	–	–	–	–
Foreign currency related items	–	–	47	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	12,789	(26,629)	(28,002)	2,611	(85,804)	(762)	2,158
Foreign currency related items	–	–	(13)	–	–	–	–

Net realized and unrealized gain (loss)	35,270	(8,035)	7,204	19,593	50,367	10,822	43,133

Net increase (decrease) in net assets from operations	$41,316	$(7,196)	$17,930	$19,564	$50,013	$16,008	$44,344

(a)Income from affiliated investments	$1	$6	$1	$61	$216	$160	$6

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Mellon Capital Management 25 Fund	JNL/Mellon Capital Management Select Small-Cap Fund	JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital Management VIP Fund	JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital Management S&P SMid 60 Fund	JNL/Mellon Capital Management NYSE International 25 Fund
Investment income
Dividends (a)	$8,609	$1,287	$65,974	$4,215	$8,890	$2,941	$2,881
Foreign taxes withheld	(117)	–	(1,674)	(291)	(763)	–	(372)
Securities lending	182	135	2,373	209	331	45	92

Total investment income	8,674	1,422	66,673	4,133	8,458	2,986	2,601

Expenses
Advisory fees	806	423	4,805	441	678	587	198
Administrative fees	420	215	2,636	224	351	303	126
12b-1 fees (Class A)	560	286	3,506	298	468	403	126
Licensing fees	–	–	142	43	84	15	25
Legal fees	3	1	16	2	2	2	1
Manager fees	6	3	41	4	6	4	1
Other expenses	5	2	24	2	7	3	1

Total expenses	1,800	930	11,170	1,014	1,596	1,317	478

Net investment income (loss)	6,874	492	55,503	3,119	6,862	1,669	2,123

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	49,072	35,977	211,132	29,425	43,236	34,126	3,393
Affiliated investments	–	–	–	–	–	–	–
Foreign currency related items	10	–	99	21	108	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	2,145	(9,210)	(116,206)	(9,100)	(23,074)	(28,364)	(2,200)
Foreign currency related items	(5)	–	(42)	1	10	–	–

Net realized and unrealized gain (loss)	51,222	26,767	94,983	20,347	20,280	5,762	1,193

Net increase (decrease) in net assets from operations	$58,096	$27,259	$150,486	$23,466	$27,142	$7,431	$3,316

(a) Income from affiliated investments	$182	$135	$2,374	$209	$331	$46	$92

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Mellon Capital Management Communications Sector Fund	JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL/Mellon Capital Management Financial Sector Fund	JNL/Mellon Capital Management Healthcare Sector Fund	JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL/Mellon Capital Management Technology Sector Fund
Investment income
Dividends (a)	$1,266	$557	$1,811	$2,131	$7,200	$1,627
Foreign taxes withheld	–	–	(1)	–	(2)	(2)
Securities lending	2	13	31	3	54	10

Total investment income	1,268	570	1,841	2,134	7,252	1,635

Expenses
Advisory fees	107	129	293	310	1,203	496
Administrative fees	48	59	145	154	636	254
12b-1 fees (Class A)	64	79	193	205	846	338
Licensing fees	7	9	22	23	95	38
Legal fees	1	–	1	2	3	1
Manager fees	1	1	2	2	7	3
Other expenses	1	1	–	2	5	2

Total expenses	229	278	656	698	2,795	1,132

Net investment income (loss)	1,039	292	1,185	1,436	4,457	503

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	2,869	5,157	8,671	735	8,975	16,038
Affiliated investments	–	–	48	–	–	–
Foreign currency related items	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(629)	587	(11,757)	22,253	58,536	(15,464)
Foreign currency related items	–	–	–	–	–	–

Net realized and unrealized gain (loss)	2,240	5,744	(3,038)	22,988	67,511	574

Net increase (decrease) in net assets from operations	$3,279	$6,036	$(1,853)	$24,424	$71,968	$1,077

(a) Incomefrom affiliated investments	$2	$13	$52	$3	$56	$11

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Mellon Capital Management Dow 10 Fund	JNL/Mellon Capital Management S&P 10 Fund	JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Management Nasdaq 25 Fund	JNL/Mellon Capital Management Value Line 30 Fund	JNL/Mellon Capital Management Dow Dividend Fund	JNL/Mellon Capital Management S&P 24 Fund
Operations
Net investment income (loss)	$6,046	$839	$10,726	$(29)	$(354)	$5,186	$1,211
Net realized gain (loss)	22,481	18,594	35,219	16,982	136,171	11,584	40,975
Net change in unrealized appreciation (depreciation)	12,789	(26,629)	(28,015)	2,611	(85,804)	(762)	2,158

Net increase (decrease) in net assets from operations	41,316	(7,196)	17,930	19,564	50,013	16,008	44,344

Share transactions[1]
Proceeds from the sale of shares
Class A	64,545	37,752	41,246	87,326	179,260	50,263	165,158
Class B	–	–	–	28	267	36	120
Cost of shares redeemed
Class A	(88,416)	(63,133)	(90,379)	(49,748)	(160,150)	(46,190)	(56,637)
Class B	–	–	–	(27)	(276)	(33)	(7)

Net increase (decrease) in net assets from share transactions	(23,871)	(25,381)	(49,133)	37,579	19,101	4,076	108,634

Net increase (decrease) net assets	17,445	(32,577)	(31,203)	57,143	69,114	20,084	152,978

Net assets beginning of period	376,744	289,648	522,900	209,417	816,458	271,359	367,603

Net assets end of period	$394,189	$257,071	$491,697	$266,560	$885,572	$291,443	$520,581

Undistributed net investment income (loss)	$–	$–	$–	$1,446	$(374)	$13,911	$3,784

[1] Share transactions

Shares sold
Class A	6,061	3,394	2,353	7,282	13,187	7,328	15,447
Class B	–	–	–	3	38	7	12

Shares redeemed
Class A	(8,476)	(5,773)	(5,153)	(4,155)	(11,858)	(6,731)	(5,357)
Class B	–	–	–	(3)	(40)	(6)	(1)

Net increase (decrease)
Class A	(2,415)	(2,379)	(2,800)	3,127	1,329	597	10,090

Class B	–	–	–	–	(2)	1	11

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$107,720	$267,984	$195,297	$190,087	$852,109	$183,674	$468,530
Proceeds from sales of securities	125,840	292,526	235,869	154,136	836,868	173,847	361,450

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Mellon Capital Management 25 Fund	JNL/Mellon Capital Management Select Small- Cap Fund	JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital Management VIP Fund	JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital Management S&P SMid 60 Fund	JNL/Mellon Capital Management NYSE International 25 Fund
Operations
Net investment income (loss)	$6,874	$492	$55,503	$3,119	$6,862	$1,669	$2,123
Net realized gain (loss)	49,082	35,977	211,231	29,446	43,344	34,126	3,393
Net change in unrealized appreciation (depreciation)	2,140	(9,210)	(116,248)	(9,099)	(23,064)	(28,364)	(2,200)

Net increase (decrease) in net assets from operations	58,096	27,259	150,486	23,466	27,142	7,431	3,316

Share transactions[1]
Proceeds from the sale of shares
Class A	123,307	26,373	177,771	23,397	47,543	138,736	58,018
Class B	69	9	657	71	131	252	176
Cost of shares redeemed
Class A	(151,511)	(53,941)	(425,312)	(42,424)	(124,602)	(93,242)	(48,156)
Class B	(138)	(12)	(1,324)	(127)	(224)	(297)	(166)

Net increase (decrease) in net assets from share transactions	(28,273)	(27,571)	(248,208)	(19,083)	(77,152)	45,449	9,872

Net increase (decrease) net assets	29,823	(312)	(97,722)	4,383	(50,010)	52,880	13,188

Net assets beginning of period	545,013	287,168	3,555,287	298,477	498,113	378,023	101,488

Net assets end of period	$574,836	$286,856	$3,457,565	$302,860	$448,103	$430,903	$114,676

Undistributed net investment income (loss)	$21,389	$3,231	$159,402	$6,814	$14,387	$5,469	$4,206

[1] Share transactions

Shares sold
Class A	9,326	2,258	19,875	3,201	5,152	11,835	7,379
Class B	4	1	74	10	14	22	23

Shares redeemed
Class A	(11,470)	(4,611)	(47,565)	(5,831)	(13,513)	(8,015)	(6,268)
Class B	(10)	(1)	(148)	(17)	(24)	(26)	(22)

Net increase (decrease)
Class A	(2,144)	(2,353)	(27,690)	(2,630)	(8,361)	3,820	1,111

Class B	(6)	–	(74)	(7)	(10)	(4)	1

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$462,183	$234,806	$2,089,703	$216,774	$323,975	$299,141	$82,084
Proceeds from sales of securities	484,079	263,706	2,299,666	234,683	394,313	250,960	69,838

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Asset (in thousands)

For the Six Months Ended June 30, 2011

	JNL/Mellon Capital Management Communications Sector Fund	JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL/Mellon Capital Management Financial Sector Fund	JNL/Mellon Capital Management Healthcare Sector Fund	JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL/Mellon Capital Management Technology Sector Fund
Operations
Net investment income (loss)	$1,039	$292	$1,185	$1,436	$4,457	$503
Net realized gain (loss)	2,869	5,157	8,719	735	8,975	16,038
Net change in unrealized appreciation (depreciation)	(629)	587	(11,757)	22,253	58,536	(15,464)

Net increase (decrease) in net assets from operations	3,279	6,036	(1,853)	24,424	71,968	1,077

Share transactions[1]

Proceeds from the sale of shares
Class A	29,624	34,521	73,674	123,067	388,104	144,907
Class B	10	14	30	51	387	85

Cost of shares redeemed
Class A	(27,354)	(32,750)	(74,722)	(42,647)	(211,845)	(112,314)
Class B	(21)	(16)	(28)	(32)	(301)	(293)

Net increase (decrease) in net assets from share transactions	2,259	1,769	(1,046)	80,439	176,345	32,385

Net increase (decrease) net assets	5,538	7,805	(2,899)	104,863	248,313	33,462

Net assets beginning of period	63,833	78,215	182,388	170,797	657,106	292,670

Net assets end of period	$69,371	$86,020	$179,489	$275,660	$905,419	$326,132

Undistributed net investment income (loss)	$2,712	$774	$2,565	$3,573	$10,919	$1,158

[1]Share transactions

Shares sold
Class A	8,316	3,312	10,047	9,836	13,041	19,306
Class B	3	2	5	4	13	11

Shares redeemed
Class A	(7,829)	(3,182)	(10,219)	(3,487)	(7,185)	(15,196)
Class B	(6)	(2)	(4)	(3)	(10)	(39)

Net increase (decrease)
Class A	487	130	(172)	6,349	5,856	4,110

Class B	(3)	–	1	1	3	(28)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$16,764	$16,704	$36,742	$100,078	$237,470	$79,344
Proceeds from sales of securities	13,162	14,682	35,773	18,987	56,536	46,586

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Mellon Capital Management Dow 10 Fund	JNL/Mellon Capital Management S&P 10 Fund	JNL/Mellon Capital Management Global 15 Fund	JNL/Mellon Capital Management Nasdaq 25 Fund	JNL/Mellon Capital Management Value Line 30 Fund	JNL/Mellon Capital Management Dow Dividend Fund	JNL/Mellon Capital Management S&P 24 Fund
Operations
Net investment income (loss)	$11,426	$2,797	$19,416	$1,476	$(386)	$8,730	$2,679
Net realized gain (loss)	81,067	67,431	57,278	8,945	68,577	(9,577)	12,318
Net change in unrealized appreciation (depreciation)	(17,337)	(42,815)	(12,513)	17,053	76,270	29,133	34,154

Net increase (decrease) in net assets from operations	75,156	27,413	64,181	27,474	144,461	28,286	49,151

Distributions to shareholders

From net investment income
Class A	–	–	–	(366)	(4,381)	(7,146)	(906)
Class B	–	–	–	(1)	(2)	(4)	(1)

Total distributions to shareholders	–	–	–	(367)	(4,383)	(7,150)	(907)

Share transactions[1]

Proceeds from the sale of shares
Class A	90,589	46,833	85,689	132,181	274,683	85,801	267,132
Class B	–	–	–	43	169	71	49

Reinvestment of distributions
Class A	–	–	–	366	4,381	7,146	906
Class B	–	–	–	1	2	4	1

Cost of shares redeemed
Class A	(127,068)	(104,975)	(198,323)	(68,503)	(232,143)	(87,455)	(87,466)
Class B	–	–	–	(17)	(43)	(104)	(11)

Net increase (decrease) in net assets from share transactions	(36,479)	(58,142)	(112,634)	64,071	47,049	5,463	180,611

Net increase (decrease) net assets	38,677	(30,729)	(48,453)	91,178	187,127	26,599	228,855

Net assets beginning of year	338,067	320,377	571,353	118,239	629,331	244,760	138,748

Net assets end of year	$376,744	$289,648	$522,900	$209,417	$816,458	$271,359	$367,603

Undistributed (excess of distributions over) net investment income	$–	$–	$–	$1,475	$(18)	$8,726	$2,572

[1]Share transactions

Shares sold
Class A	10,106	4,911	5,734	12,853	24,409	13,572	30,138
Class B	–	–	–	6	27	13	6

Reinvestment of distributions
Class A	–	–	–	32	338	1,094	90
Class B	–	–	–	–	–	1	–

Shares redeemed
Class A	(14,582)	(11,068)	(13,542)	(6,717)	(20,974)	(14,010)	(9,910)
Class B	–	–	–	(2)	(8)	(20)	(1)

Net increase (decrease)
Class A	(4,476)	(6,157)	(7,808)	6,168	3,773	656	20,318

Class B	–	–	–	4	19	(6)	5

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$201,376	$313,482	$316,299	$169,075	$701,714	$224,799	$310,938
Proceeds from sales of securities	225,629	367,738	409,114	103,641	655,881	219,081	129,755

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Mellon Capital Management 25 Fund	JNL/Mellon Capital Management Select Small-Cap Fund	JNL/Mellon Capital Management JNL 5 Fund	JNL/Mellon Capital Management VIP Fund	JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL/Mellon Capital Management S&P SMid 60 Fund	JNL/Mellon Capital Management NYSE International 25 Fund
Operations
Net investment income (loss)	$14,526	$2,750	$103,980	$4,932	$9,589	$3,802	$2,087
Net realized gain (loss)	181,609	58,121	73,487	32,799	62,485	36,309	1,276
Net change in unrealized appreciation (depreciation)	(102,805)	(23,686)	349,125	(254)	(13,591)	12,667	(3,453)

Net increase (decrease) in net assets from operations	93,330	37,185	526,592	37,477	58,483	52,778	(90)

Distributions to shareholders

From net investment income
Class A	(11,698)	(1,347)	(69,935)	(6,495)	(9,192)	(295)	(2,075)
Class B	(10)	(1)	(200)	(23)	(21)	–	(3)

Total distributions to shareholders	(11,708)	(1,348)	(70,135)	(6,518)	(9,213)	(295)	(2,078)

Share transactions[1]

Proceeds from the sale of shares
Class A	251,417	69,894	424,466	44,546	113,515	288,592	61,521
Class B	257	32	1,583	200	337	463	47

Reinvestment of distributions
Class A	11,698	1,347	69,935	6,495	9,192	295	2,075
Class B	10	1	200	23	21	–	3

Cost of shares redeemed
Class A	(209,828)	(157,399)	(908,619)	(114,754)	(133,046)	(159,976)	(45,238)
Class B	(153)	(37)	(2,450)	(195)	(374)	(331)	(49)

Net increase (decrease) in net assets from share transactions	53,401	(86,162)	(414,885)	(63,685)	(10,355)	129,043	18,359

Net increase (decrease) net assets	135,023	(50,325)	41,572	(32,726)	38,915	181,526	16,191

Net assets beginning of year	409,990	337,493	3,513,715	331,203	459,198	196,497	85,297

Net assets end of year	$545,013	$287,168	$3,555,287	$298,477	$498,113	$378,023	$101,488

Undistributed (excess of distributions over) net investment income	$14,514	$2,738	$103,900	$3,696	$7,526	$3,800	$2,082

[1]Share transactions

Shares sold
Class A	21,457	7,110	54,048	7,144	14,138	29,066	8,303
Class B	22	3	201	32	42	45	7

Reinvestment of distributions
Class A	946	124	8,142	943	1,045	27	285
Class B	1	–	23	3	2	–	–

Shares redeemed
Class A	(18,244)	(16,244)	(116,984)	(18,808)	(16,809)	(16,656)	(6,395)
Class B	(13)	(3)	(315)	(31)	(46)	(36)	(7)

Net increase (decrease)
Class A	4,159	(9,010)	(54,794)	(10,721)	(1,626)	12,437	2,193

Class B	10	–	(91)	4	(2)	9	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$557,794	$268,378	$2,979,725	$285,512	$423,866	$338,197	$77,423
Proceeds from sales of securities	502,771	353,770	3,360,670	349,648	433,921	206,029	58,978

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2010

	JNL/Mellon Capital Management Communications Sector Fund	JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL/Mellon Capital Management Financial Sector Fund	JNL/Mellon Capital Management Healthcare Sector Fund	JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL/Mellon Capital Management Technology Sector Fund
Operations
Net investment income (loss)	$1,674	$483	$1,382	$2,140	$6,472	$657
Net realized gain (loss)	(936)	894	(6,644)	(4,141)	(8,329)	10,284
Net change in unrealized appreciation (depreciation)	9,449	9,100	23,433	7,449	99,013	15,137

Net increase (decrease) in net assets from operations	10,187	10,477	18,171	5,448	97,156	26,078

Distributions to shareholders
From net investment income
Class A	(1,217)	(283)	(2,019)	(1,736)	(5,553)	(432)
Class B	(3)	(1)	(3)	(3)	(10)	(1)

Total distributions to shareholders	(1,220)	(284)	(2,022)	(1,739)	(5,563)	(433)

Share transactions[1]
Proceeds from the sale of shares
Class A	47,626	66,713	102,721	86,934	284,086	202,098
Class B	69	32	149	88	396	83
Reinvestment of distributions
Class A	1,217	283	2,019	1,736	5,553	432
Class B	3	1	3	3	10	1
Cost of shares redeemed
Class A	(34,969)	(33,995)	(85,844)	(82,066)	(206,825)	(181,998)
Class B	(54)	(17)	(169)	(66)	(370)	(86)

Net increase (decrease) in net assets from share transactions	13,892	33,017	18,879	6,629	82,850	20,530

Net increase (decrease) net assets	22,859	43,210	35,028	10,338	174,443	46,175

Net assets beginning of year	40,974	35,005	147,360	160,459	482,663	246,495

Net assets end of year	$63,833	$78,215	$182,388	$170,797	$657,106	$292,670

Undistributed (excess of distributions over) net investment income	$1,672	$483	$1,382	$2,137	$6,463	$655

[1] Share transactions
Shares sold
Class A	15,320	7,442	15,015	7,881	12,326	31,048
Class B	24	4	22	9	17	13
Reinvestment of distributions
Class A	358	29	290	153	215	61
Class B	1	–	–	–	–	–
Shares redeemed
Class A	(11,488)	(3,907)	(12,896)	(7,520)	(9,281)	(28,779)
Class B	(19)	(2)	(25)	(6)	(16)	(13)

Net increase (decrease)
Class A	4,190	3,564	2,409	514	3,260	2,330

Class B	6	2	(3)	3	1	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$36,971	$48,614	$54,364	$35,730	$153,147	$106,057
Proceeds from sales of securities	22,703	15,525	37,442	28,188	72,044	86,513

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Expenses to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)
JNL/Mellon Capital Management Dow 10 Fund
Class A
06/30/2011	$10.01	$0.17	$1.01	$1.18	$–		$–	$11.19	11.79%	$394,189	29%	0.67%	3.26%
12/31/2010	8.03	0.29	1.69	1.98	–		–	10.01	24.66	376,744	60	0.67	3.35
12/31/2009	6.93	0.29	0.81	1.10	–		–	8.03	15.87	338,067	45	0.68	4.37
12/31/2008	12.84	0.43	(6.34)	(5.91)	–		–	6.93	(46.03)	335,802	24	0.67	4.24
12/31/2007	12.71	0.39	(0.26)	0.13	–		–	12.84	1.02	815,451	11	0.66	2.92
12/31/2006	9.81	0.38	2.52	2.90	–		–	12.71	29.56	847,894	8	0.67	3.41
JNL/Mellon Capital Management S&P 10 Fund
Class A
06/30/2011	10.94	0.03	(0.30)	(0.27)	–		–	10.67	(2.47)	257,071	95	0.66	0.61
12/31/2010	9.82	0.10	1.02	1.12	–		–	10.94	11.41	289,648	114	0.67	1.01
12/31/2009	8.20	0.15	1.47	1.62	–		–	9.82	19.76	320,377	98	0.67	1.84
12/31/2008	16.28	0.10	(8.18)	(8.08)	–		–	8.20	(49.63)	319,682	109	0.67	0.74
12/31/2007	15.50	0.14	0.64	0.78	–		–	16.28	5.03	833,585	111	0.65	0.87
12/31/2006	14.81	0.04	0.65	0.69	–		–	15.50	4.66	803,010	68	0.65	0.24
JNL/Mellon Capital Management Global 15 Fund
Class A
06/30/2011	16.94	0.36	0.22	0.58	–		–	17.52	3.42	491,697	38	0.70	4.19
12/31/2010	14.77	0.57	1.60	2.17	–		–	16.94	14.69	522,900	63	0.70	3.81
12/31/2009	11.27	0.54	2.96	3.50	–		–	14.77	31.06	571,353	64	0.71	4.39
12/31/2008	21.89	0.75	(11.37)	(10.62)	–		–	11.27	(48.52)	523,669	66	0.70	4.32
12/31/2007	19.70	0.68	1.51	2.19	–		–	21.89	11.12	1,308,309	34	0.69	3.13
12/31/2006	14.06	0.64	5.00	5.64	–		–	19.70	40.11	1,121,001	36	0.70	3.87
JNL/Mellon Capital Management Nasdaq 25 Fund
Class A
06/30/2011	11.50	(0.00)	1.00	1.00	–		–	12.50	8.70	266,407	64	0.69	(0.03)
12/31/2010	9.83	0.10	1.59	1.69	(0.02)		–	11.50	17.20	209,278	67	0.70	0.95
12/31/2009	7.33	0.04	2.46	2.50	–		–	9.83	34.11	118,145	19	0.72	0.46
12/31/2008	13.42	(0.01)	(5.58)	(5.59)	(0.00	)(d)	(0.50)	7.33	(41.51)	55,091	87	0.75	(0.07)
12/31/2007	11.26	(0.02)	2.18	2.16	–		–	13.42	19.18	111,306	161	0.74	(0.20)
12/31/2006	10.76	(0.07)	0.57	0.50	–		–	11.26	4.65	65,366	91	0.76	(0.67)
Class B
06/30/2011	8.84	0.01	0.77	0.78	–		–	9.62	8.82	153	64	0.49	0.17
12/31/2010	7.55	0.09	1.23	1.32	(0.03)		–	8.84	17.48	139	67	0.50	1.15
12/31/2009	5.62	0.04	1.89	1.93	–		–	7.55	34.34	94	19	0.52	0.70
12/31/2008	10.52	0.01	(4.38)	(4.37)	(0.03)		(0.50)	5.62	(41.41)	68	87	0.55	0.14
12/31/2007*	10.00	0.00	0.52	0.52	–		–	10.52	5.20	105	161	0.54	0.42
JNL/Mellon Capital Management Value Line 30 Fund
Class A
06/30/2011	13.14	(0.01)	0.83	0.82	–		–	13.96	6.24	885,309	97	0.74	(0.08)
12/31/2010	10.79	(0.01)	2.43	2.42	(0.07)		–	13.14	22.45	816,198	100	0.79	(0.06)
12/31/2009	9.44	0.08	1.28	1.36	(0.01)		–	10.79	14.44	629,223	24	0.80	0.80
12/31/2008	18.77	0.01	(8.91)	(8.90)	(0.05)		(0.38)	9.44	(47.36)	553,390	88	0.79	0.09
12/31/2007	15.70	0.04	3.03	3.07	–		–	18.77	19.55	1,166,889	159	0.79	0.23
12/31/2006	15.92	(0.02)	(0.20)	(0.22)	–		–	15.70	(1.38)	822,541	55	0.79	(0.15)
Class B
06/30/2011	6.64	0.00	0.42	0.42	–		–	7.06	6.33	263	97	0.54	0.10
12/31/2010	5.48	0.01	1.24	1.25	(0.09)		–	6.64	22.82	260	100	0.59	0.15
12/31/2009	4.83	0.05	0.64	0.69	(0.04)		–	5.48	14.37	108	24	0.60	1.08
12/31/2008	10.13	0.03	(4.87)	(4.84)	(0.08)		(0.38)	4.83	(47.63)	79	88	0.59	0.31
12/31/2007*	10.00	0.02	0.11	0.13	–		–	10.13	1.30	101	159	0.59	3.20

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Expenses to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)
JNL/Mellon Capital Management Dow Dividend Fund
Class A
06/30/2011	$6.65	$0.13	$0.26	$0.39	$–	$–	$7.04	5.86%	$291,299	61%	0.67%	3.69%
12/31/2010	6.10	0.23	0.50	0.73	(0.18)	–	6.65	12.05	271,225	90	0.68	3.58
12/31/2009	5.40	0.19	0.89	1.08	(0.38)	–	6.10	20.03	244,605	18	0.68	3.66
12/31/2008	10.79	0.39	(5.71)	(5.32)	(0.04)	(0.03)	5.40	(49.27)	197,854	87	0.68	4.67
12/31/2007	11.99	0.37	(1.57)	(1.20)	–	–	10.79	(10.01)	400,792	110	0.67	3.08
12/31/2006*	10.00	0.29	1.70	1.99	–	–	11.99	19.90	278,522	5	0.70	2.74
Class B
06/30/2011	5.71	0.11	0.23	0.34	–	–	6.05	5.95	144	61	0.47	3.89
12/31/2010	5.26	0.20	0.44	0.64	(0.19)	–	5.71	12.27	134	90	0.48	3.70
12/31/2009	4.70	0.17	0.79	0.96	(0.40)	–	5.26	20.39	155	18	0.48	3.73
12/31/2008	9.46	0.35	(5.02)	(4.67)	(0.06)	(0.03)	4.70	(49.31)	86	87	0.48	4.92
12/31/2007*	10.00	0.03	(0.57)	(0.54)	–	–	9.46	(5.40)	95	110	0.48	4.57
JNL/Mellon Capital Management S&P 24 Fund
Class A
06/30/2011	10.15	0.03	1.06	1.09	–	–	11.24	10.74	520,275	82	0.65	0.56
12/31/2010	8.72	0.10	1.35	1.45	(0.02)	–	10.15	16.70	367,430	56	0.66	1.16
12/31/2009	7.36	0.13	1.25	1.38	(0.02)	–	8.72	18.70	138,638	27	0.70	1.61
12/31/2008	11.08	0.09	(3.72)	(3.63)	–	(0.09)	7.36	(32.73)	32,072	117	0.74	0.93
12/31/2007	10.30	0.11	0.67	0.78	–	–	11.08	7.57	23,326	184	0.73	1.03
12/31/2006*	10.00	0.03	0.27	0.30	–	–	10.30	3.00	17,705	2	0.74	0.40
Class B
06/30/2011	9.09	0.04	0.95	0.99	–	–	10.08	10.89	306	82	0.45	0.74
12/31/2010	7.81	0.11	1.20	1.31	(0.03)	–	9.09	16.76	173	56	0.46	1.33
12/31/2009	6.57	0.12	1.14	1.26	(0.02)	–	7.81	19.18	110	27	0.50	1.81
12/31/2008	9.89	0.09	(3.32)	(3.23)	–	(0.09)	6.57	(32.63)	80	117	0.54	1.10
12/31/2007*	10.00	0.00	(0.11)	(0.11)	–	–	9.89	(1.10)	99	184	0.54	0.06
JNL/Mellon Capital Management 25 Fund
Class A
06/30/2011	12.50	0.16	1.21	1.37	–	–	13.87	10.96	574,439	82	0.64	2.45
12/31/2010	10.40	0.36	2.01	2.37	(0.27)	–	12.50	22.85	544,590	109	0.65	3.11
12/31/2009	7.07	0.28	3.46	3.74	(0.41)	–	10.40	52.94	409,737	67	0.65	3.43
12/31/2008	13.25	0.35	(5.06)	(4.71)	(0.41)	(1.06)	7.07	(35.23)	343,607	80	0.65	3.04
12/31/2007	14.13	0.31	(0.70)	(0.39)	(0.24)	(0.25)	13.25	(2.83)	705,842	66	0.64	2.15
12/31/2006	12.59	0.26	1.28	1.54	–	–	14.13	12.23	732,813	53	0.65	1.93
Class B
06/30/2011	12.59	0.18	1.21	1.39	–	–	13.98	11.04	397	82	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)	–	12.59	23.16	423	109	0.45	3.30
12/31/2009	7.11	0.30	3.49	3.79	(0.44)	–	10.46	53.31	253	67	0.45	3.62
12/31/2008	13.36	0.37	(5.11)	(4.74)	(0.45)	(1.06)	7.11	(35.17)	151	80	0.45	3.23
12/31/2007	14.14	0.33	(0.69)	(0.36)	(0.17)	(0.25)	13.36	(2.59)	293	66	0.44	2.29
12/31/2006*	13.41	0.19	0.54	0.73	–	–	14.14	5.44	340	53	0.45	2.12

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Expenses to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)
JNL/Mellon Capital Management Select Small-Cap Fund
Class A
06/30/2011	$11.09	$0.02	$1.07	$1.09	$–	$–	$12.18	9.83%	$286,737	81%	0.65%	0.34%
12/31/2010	9.67	0.09	1.38	1.47	(0.05)	–	11.09	15.23	287,058	95	0.65	0.97
12/31/2009	9.30	0.05	0.40	0.45	(0.08)	–	9.67	4.89	337,393	91	0.65	0.55
12/31/2008	19.17	0.10	(7.95)	(7.85)	(0.05)	(1.97)	9.30	(40.06)	308,084	115	0.65	0.58
12/31/2007	23.79	0.04	(2.46)	(2.42)	–	(2.20)	19.17	(10.45)	639,967	107	0.65	0.19
12/31/2006	21.73	(0.09)	2.15	2.06	–	–	23.79	9.48	722,069	91	0.65	(0.40)
Class B
06/30/2011	11.07	0.03	1.08	1.11	–	–	12.18	10.03	119	81	0.45	0.54
12/31/2010	9.66	0.12	1.36	1.48	(0.07)	–	11.07	15.38	110	95	0.45	1.21
12/31/2009	9.30	0.07	0.40	0.47	(0.11)	–	9.66	5.10	100	91	0.45	0.78
12/31/2008	19.22	0.13	(7.97)	(7.84)	(0.11)	(1.97)	9.30	(39.91)	72	115	0.45	0.74
12/31/2007	23.81	0.10	(2.49)	(2.39)	–	(2.20)	19.22	(10.32)	179	107	0.45	0.43
12/31/2006*	24.18	(0.03)	(0.34)	(0.37)	–	–	23.81	(1.53)	131	91	0.45	(0.19)
JNL/Mellon Capital Management JNL 5 Fund
Class A
06/30/2011	8.70	0.14	0.24	0.38	–	–	9.08	4.37	3,448,446	59	0.64	3.16
12/31/2010	7.58	0.24	1.05	1.29	(0.17)	–	8.70	17.11	3,545,906	90	0.64	3.11
12/31/2009	6.33	0.15	1.35	1.50	(0.25)	–	7.58	23.74	3,504,852	28	0.64	2.32
12/31/2008	14.24	0.30	(6.40)	(6.10)	(0.27)	(1.54)	6.33	(42.39)	3,049,435	74	0.64	2.59
12/31/2007	14.31	0.29	(0.08)	0.21	(0.11)	(0.17)	14.24	1.51	5,684,481	90	0.64	1.95
12/31/2006	12.08	0.25	2.03	2.28	(0.04)	(0.01)	14.31	18.82	3,739,161	32	0.64	1.87
Class B
06/30/2011	8.72	0.15	0.24	0.39	–	–	9.11	4.47	9,119	59	0.44	3.36
12/31/2010	7.60	0.26	1.05	1.31	(0.19)	–	8.72	17.27	9,381	90	0.44	3.31
12/31/2009	6.34	0.16	1.37	1.53	(0.27)	–	7.60	24.19	8,863	28	0.44	2.51
12/31/2008	14.29	0.32	(6.44)	(6.12)	(0.29)	(1.54)	6.34	(42.35)	7,172	74	0.44	2.81
12/31/2007	14.35	0.32	(0.07)	0.25	(0.14)	(0.17)	14.29	1.78	10,550	90	0.44	2.15
12/31/2006	12.10	0.28	2.02	2.30	(0.04)	(0.01)	14.35	18.99	7,127	32	0.44	2.08
JNL/Mellon Capital Management VIP Fund
Class A
06/30/2011	6.97	0.08	0.48	0.56	–	–	7.53	8.03	301,859	71	0.68	2.09
12/31/2010	6.18	0.11	0.83	0.94	(0.15)	–	6.97	15.32	297,498	101	0.69	1.73
12/31/2009	5.06	0.09	1.12	1.21	(0.09)	–	6.18	23.95	330,358	18	0.69	1.81
12/31/2008	14.55	0.16	(6.51)	(6.35)	(0.18)	(2.96)	5.06	(42.83)	250,184	79	0.69	1.39
12/31/2007	13.56	0.17	1.30	1.47	(0.10)	(0.38)	14.55	10.91	448,864	148	0.69	1.18
12/31/2006	12.15	0.12	1.35	1.47	(0.03)	(0.03)	13.56	12.08	430,362	53	0.69	0.92
Class B
06/30/2011	6.98	0.08	0.50	0.58	–	–	7.56	8.31	1,001	71	0.48	2.29
12/31/2010	6.20	0.12	0.83	0.95	(0.17)	–	6.98	15.31	979	101	0.49	1.95
12/31/2009	5.07	0.11	1.12	1.23	(0.10)	–	6.20	24.37	845	18	0.49	2.03
12/31/2008	14.59	0.18	(6.53)	(6.35)	(0.21)	(2.96)	5.07	(42.70)	695	79	0.49	1.60
12/31/2007	13.61	0.20	1.29	1.49	(0.13)	(0.38)	14.59	11.07	1,180	148	0.49	1.36
12/31/2006	12.17	0.14	1.36	1.50	(0.03)	(0.03)	13.61	12.34	1,182	53	0.49	1.12

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Expenses to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A
06/30/2011	$8.89	$0.13	$0.39	$0.52	$–		$–		$9.41	5.85%	$447,088	68%	0.68%	2.93%
12/31/2010	7.97	0.17	0.92	1.09	(0.17)		–		8.89	13.67	497,065	95	0.69	2.13
12/31/2009	5.92	0.12	2.11	2.23	(0.18)		–		7.97	37.72	458,245	19	0.70	1.73
12/31/2008	11.99	0.23	(5.77)	(5.54)	(0.00	) (d)	(0.53)		5.92	(46.08)	316,910	72	0.70	2.48
12/31/2007	10.79	0.19	1.27	1.46	(0.10)		(0.16)		11.99	13.58	407,297	116	0.71	1.58
12/31/2006*	10.00	0.08	0.75	0.83	(0.04)		(0.00	) (d)	10.79	8.34	94,219	2	0.76	1.19
Class B
06/30/2011	8.86	0.15	0.37	0.52	–		–		9.38	5.87	1,015	68	0.48	3.18
12/31/2010	7.93	0.19	0.92	1.11	(0.18)		–		8.86	14.04	1,048	95	0.49	2.32
12/31/2009	5.89	0.13	2.11	2.24	(0.20)		–		7.93	38.00	953	19	0.50	1.91
12/31/2008	11.91	0.24	(5.73)	(5.49)	(0.00	) (d)	(0.53)		5.89	(45.97)	648	72	0.50	2.60
12/31/2007	10.79	0.21	1.27	1.48	(0.20)		(0.16)		11.91	13.80	540	116	0.52	1.81
12/31/2006*	10.00	0.11	0.73	0.84	(0.05)		(0.00	) (d)	10.79	8.46	378	2	0.55	1.58
JNL/Mellon Capital Management S&P SMid 60 Fund
Class A
06/30/2011	11.33	0.05	0.21	0.26	–		–		11.59	2.29	430,614	61	0.65	0.83
12/31/2010	9.39	0.14	1.81	1.95	(0.01)		–		11.33	20.76	377,694	75	0.66	1.38
12/31/2009	5.85	0.03	3.57	3.60	(0.06)		–		9.39	61.59	196,309	40	0.69	0.33
12/31/2008	8.66	0.20	(2.84)	(2.64)	(0.00	) (d)	(0.17)		5.85	(30.22)	45,155	152	0.73	2.74
12/31/2007*	10.00	0.27	(1.34)	(1.07)	(0.17)		(0.10)		8.66	(10.71)	37,981	130	0.73	4.26
Class B
06/30/2011	11.22	0.06	0.21	0.27	–		–		11.49	2.41	289	61	0.45	1.00
12/31/2010	9.30	0.15	1.78	1.93	(0.01)		–		11.22	20.81	329	75	0.46	1.57
12/31/2009	5.79	0.04	3.54	3.58	(0.07)		–		9.30	61.79	188	40	0.49	0.57
12/31/2008	8.56	0.21	(2.81)	(2.60)	(0.00	) (d)	(0.17)		5.79	(30.10)	65	152	0.53	2.86
12/31/2007*	10.00	0.24	(1.30)	(1.06)	(0.28)		(0.10)		8.56	(10.58)	97	130	0.53	3.81
JNL/Mellon Capital Management NYSE International 25 Fund
Class A
06/30/2011	7.36	0.13	0.20	0.33	–		–		7.69	4.48	114,523	56	0.76	3.38
12/31/2010	7.35	0.16	0.00	0.16	(0.15)		–		7.36	2.26	101,350	64	0.77	2.21
12/31/2009	5.65	0.19	1.82	2.01	(0.31)		–		7.35	35.56	85,158	43	0.78	2.92
12/31/2008	11.30	0.40	(5.60)	(5.20)	(0.00	) (d)	(0.45)		5.65	(45.79)	54,050	71	0.80	4.47
12/31/2007*	10.00	0.52	1.16	1.68	(0.29)		(0.09)		11.30	16.91	67,684	100	0.81	6.94
Class B
06/30/2011	7.24	0.14	0.19	0.33	–		–		7.57	4.56	153	56	0.56	3.77
12/31/2010	7.23	0.17	0.00	0.17	(0.16)		–		7.24	2.45	138	64	0.57	2.38
12/31/2009	5.57	0.20	1.78	1.98	(0.32)		–		7.23	35.60	139	43	0.58	3.14
12/31/2008	11.12	0.42	(5.52)	(5.10)	(0.00	) (d)	(0.45)		5.57	(45.62)	111	71	0.60	4.76
12/31/2007*	10.00	0.49	1.19	1.68	(0.47)		(0.09)		11.12	17.03	188	100	0.61	6.66

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Expenses to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)
JNL/Mellon Capital Management Communications Sector Fund
Class A
06/30/2011	$3.47	$0.06	$0.15	$0.21	$–	$–	$3.68	6.05%	$69,220	20%	0.71%	3.22%
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	–	3.47	22.53	63,680	50	0.72	3.70
12/31/2009	2.39	0.11	0.50	0.61	(0.11)	–	2.89	25.59	40,864	31	0.72	4.17
12/31/2008	5.78	0.16	(2.49)	(2.33)	(0.24)	(0.82)	2.39	(39.64)	28,835	53	0.76	3.51
12/31/2007	5.88	0.13	0.11	0.24	(0.05)	(0.29)	5.78	4.30	86,673	38	0.72	1.98
12/31/2006	4.44	0.12	1.48	1.60	(0.06)	(0.10)	5.88	36.12	55,926	117	0.75	2.18
Class B
06/30/2011	3.32	0.06	0.14	0.20	–	–	3.52	6.02	151	20	0.51	3.49
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	–	3.32	22.55	153	50	0.52	3.84
12/31/2009	2.29	0.11	0.49	0.60	(0.12)	–	2.77	26.12	110	31	0.52	4.34
12/31/2008	5.66	0.15	(2.43)	(2.28)	(0.27)	(0.82)	2.29	(39.64)	72	53	0.56	3.36
12/31/2007	5.79	0.14	0.11	0.25	(0.09)	(0.29)	5.66	4.46	231	38	0.52	2.15
12/31/2006	4.40	0.12	1.49	1.61	(0.12)	(0.10)	5.79	36.68	178	117	0.55	2.32
JNL/Mellon Capital Management Consumer Brands Sector Fund
Class A
06/30/2011	9.93	0.04	0.77	0.81	–	–	10.74	8.16	85,860	18	0.71	0.74
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	–	9.93	22.76	78,065	30	0.71	0.91
12/31/2009	6.13	0.07	1.96	2.03	(0.04)	–	8.12	33.14	34,896	27	0.72	1.08
12/31/2008	11.05	0.08	(3.60)	(3.52)	(0.03)	(1.37)	6.13	(31.29)	23,446	56	0.75	0.84
12/31/2007	12.54	0.04	(1.03)	(0.99)	(0.05)	(0.45)	11.05	(7.86)	19,065	65	0.75	0.30
12/31/2006	11.22	0.05	1.46	1.51	(0.01)	(0.18)	12.54	13.44	23,575	23	0.75	0.42
Class B
06/30/2011	10.01	0.05	0.79	0.84	–	–	10.85	8.39	160	18	0.51	0.94
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	–	10.01	22.92	150	30	0.51	1.08
12/31/2009	6.17	0.09	1.97	2.06	(0.05)	–	8.18	33.41	109	27	0.52	1.31
12/31/2008	11.12	0.09	(3.62)	(3.53)	(0.05)	(1.37)	6.17	(31.20)	86	56	0.55	0.99
12/31/2007	12.61	0.07	(1.04)	(0.97)	(0.07)	(0.45)	11.12	(7.67)	112	65	0.55	0.53
12/31/2006	11.27	0.07	1.48	1.55	(0.03)	(0.18)	12.61	13.71	120	23	0.55	0.62
JNL/Mellon Capital Management Financial Sector Fund
Class A
06/30/2011	7.19	0.04	(0.11)	(0.07)	–	–	7.12	(0.97)	179,243	18	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	–	7.19	13.49	182,141	24	0.69	0.86
12/31/2009	5.48	0.10	0.92	1.02	(0.09)	–	6.41	18.62	147,124	22	0.70	1.79
12/31/2008	12.38	0.24	(6.56)	(6.32)	(0.11)	(0.47)	5.48	(50.64)	75,650	32	0.73	2.71
12/31/2007	16.02	0.33	(3.12)	(2.79)	(0.22)	(0.63)	12.38	(17.36)	54,961	40	0.74	2.15
12/31/2006	13.71	0.29	2.27	2.56	(0.15)	(0.10)	16.02	18.68	68,536	27	0.75	1.99
Class B
06/30/2011	7.17	0.05	(0.11)	(0.06)	–	–	7.11	(0.84)	246	18	0.48	1.42
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	–	7.17	13.68	247	24	0.49	1.05
12/31/2009	5.46	0.11	0.92	1.03	(0.10)	–	6.39	18.80	236	22	0.50	2.05
12/31/2008	12.34	0.26	(6.55)	(6.29)	(0.12)	(0.47)	5.46	(50.54)	141	32	0.53	2.79
12/31/2007	15.93	0.36	(3.10)	(2.74)	(0.22)	(0.63)	12.34	(17.17)	209	40	0.54	2.38
12/31/2006	13.62	0.32	2.27	2.59	(0.18)	(0.10)	15.93	18.99	187	27	0.55	2.18

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Expenses to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)
JNL/Mellon Capital Management Healthcare Sector Fund
Class A
06/30/2011	$11.35	$0.08	$1.45	$1.53	$–	$–	$12.88	13.48%	$275,321	9%	0.68%	1.40%
12/31/2010	11.04	0.15	0.28	0.43	(0.12)	–	11.35	3.88	170,516	17	0.69	1.31
12/31/2009	9.53	0.13	1.87	2.00	(0.13)	(0.36)	11.04	20.97	160,212	29	0.70	1.37
12/31/2008	13.34	0.15	(3.29)	(3.14)	(0.09)	(0.58)	9.53	(23.20)	127,267	41	0.70	1.31
12/31/2007	12.89	0.15	0.84	0.99	(0.08)	(0.46)	13.34	7.65	113,281	31	0.72	1.09
12/31/2006	12.47	0.09	0.68	0.77	(0.06)	(0.29)	12.89	6.19	86,404	22	0.73	0.74
Class B
06/30/2011	11.33	0.09	1.45	1.54	–	–	12.87	13.59	339	9	0.48	1.57
12/31/2010	11.01	0.17	0.28	0.45	(0.13)	–	11.33	4.13	281	17	0.49	1.52
12/31/2009	9.51	0.15	1.86	2.01	(0.15)	(0.36)	11.01	21.12	247	29	0.50	1.56
12/31/2008	13.31	0.17	(3.28)	(3.11)	(0.11)	(0.58)	9.51	(23.05)	200	41	0.50	1.50
12/31/2007	12.91	0.17	0.84	1.01	(0.15)	(0.46)	13.31	7.83	166	31	0.52	1.28
12/31/2006	12.46	0.12	0.68	0.80	(0.06)	(0.29)	12.91	6.45	236	22	0.53	0.94
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A
06/30/2011	26.76	0.15	2.86	3.01	–	–	29.77	11.25	904,134	7	0.66	1.05
12/31/2010	22.67	0.28	4.04	4.32	(0.23)	–	26.76	19.11	656,024	14	0.67	1.26
12/31/2009	20.47	0.30	3.76	4.06	(0.20)	(1.66)	22.67	19.97	481,777	19	0.67	1.39
12/31/2008	36.83	0.27	(14.16)	(13.89)	(0.20)	(2.27)	20.47	(37.80)	340,494	39	0.67	0.81
12/31/2007	28.99	0.23	9.91	10.14	(0.16)	(2.14)	36.83	35.29	515,660	28	0.67	0.67
12/31/2006	25.21	0.23	5.02	5.25	(0.11)	(1.36)	28.99	20.79	300,626	37	0.68	0.83
Class B
06/30/2011	27.06	0.18	2.89	3.07	–	–	30.13	11.35	1,285	7	0.46	1.24
12/31/2010	22.90	0.33	4.10	4.43	(0.27)	–	27.06	19.37	1,082	14	0.47	1.45
12/31/2009	20.66	0.34	3.81	4.15	(0.25)	(1.66)	22.90	20.22	886	19	0.47	1.57
12/31/2008	37.17	0.34	(14.32)	(13.98)	(0.26)	(2.27)	20.66	(37.70)	721	39	0.47	1.06
12/31/2007	29.21	0.29	10.01	10.30	(0.20)	(2.14)	37.17	35.57	865	28	0.47	0.85
12/31/2006	25.31	0.28	5.05	5.33	(0.07)	(1.36)	29.21	21.05	607	37	0.49	0.98

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Expenses to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)
JNL/Mellon Capital Management Technology Sector Fund
Class A
06/30/2011	$7.22	$0.01	$0.08	$0.09	$–		$–	$7.31	1.25%	$325,879	14%	0.67%	0.30%
12/31/2010	6.45	0.02	0.76	0.78	(0.01)		–	7.22	12.11	292,219	34	0.68	0.26
12/31/2009	3.94	0.02	2.49	2.51	(0.00	) (d)	–	6.45	63.82	246,091	25	0.69	0.31
12/31/2008	7.68	0.01	(3.35)	(3.34)	(0.00	) (d)	(0.40)	3.94	(43.42)	52,884	70	0.73	0.20
12/31/2007	6.84	0.00	0.99	0.99	–		(0.15)	7.68	14.56	104,335	33	0.73	0.02
12/31/2006	6.27	(0.01)	0.60	0.59	–		(0.02)	6.84	9.36	62,827	39	0.75	(0.10)
Class B
06/30/2011	7.29	0.02	0.08	0.10	–		–	7.39	1.37	253	14	0.47	0.46
12/31/2010	6.51	0.03	0.77	0.80	(0.02)		–	7.29	12.26	451	34	0.48	0.45
12/31/2009	3.97	0.03	2.52	2.55	(0.01)		–	6.51	64.21	404	25	0.49	0.55
12/31/2008	7.74	0.02	(3.38)	(3.36)	(0.01)		(0.40)	3.97	(43.31)	104	70	0.53	0.37
12/31/2007	6.88	0.02	0.99	1.01	–		(0.15)	7.74	14.77	245	33	0.53	0.21
12/31/2006	6.30	0.01	0.59	0.60	–		(0.02)	6.88	9.47	177	39	0.55	0.10

*

Commencement of operations was as follows: JNL/Mellon Capital Management Nasdaq 25 Fund Class B – December 3, 2007; JNL/Mellon Capital Management Value Line 30 Fund Class B –December 3, 2007; JNL/Mellon Capital Management Dow Dividend Fund Class A – January 17, 2006; JNL/Mellon Capital Management Dow Dividend Fund Class B – December 3, 2007; JNL/Mellon Capital Management S&P 24 Fund Class A – May 1, 2006; JNL/Mellon Capital Management S&P 24 Fund Class B – December 3, 2007; JNL/Mellon Capital Management 25 Fund Class B – May 1, 2006; JNL/Mellon Capital Management Select Small-Cap Fund Class B – May 1, 2006; JNL/Mellon Capital Management JNL Optimized 5 Fund – May 1, 2006; JNL/Mellon Capital Management S&P SMid 60 Fund – April 30, 2007; JNL/Mellon Capital Management NYSE International 25 Fund – April 30, 2007.

(a)	Calculated using the average shares method.
(b)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expense that apply to the variable accounts or any annuity charges.
(c)	Annualized for periods less than one year.
(d)	Amount represents less than $0.005.

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2011

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999 as amended December 13, 2001. The JNL Variable Fund LLC includes the following twenty (20) separate Funds, (each a “Fund”, and collectively, “Funds”), each subadvised by Mellon Capital Management Corporation: JNL/Mellon Capital Management Dow 10 Fund, JNL/Mellon Capital Management S&P 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Nasdaq 25 Fund, JNL/Mellon Capital Management Value Line 30 Fund, JNL/Mellon Capital Management Dow Dividend Fund, JNL/Mellon Capital Management S&P 24 Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management S&P SMid 60 Fund, JNL/Mellon Capital Management NYSE International 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds’ prospectus. The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNAM serves as investment adviser to each of the Funds. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans as well as certain affiliated “funds of funds”.

All Funds, except for JNL/Mellon Capital Management Dow 10 Fund, JNL/Mellon Capital Management S&P 10 Fund, and JNL/Mellon Capital Management Global 15 Fund, are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. The JNL/Mellon Capital Management Dow 10 Fund, JNL/Mellon Capital Management S&P 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The securities lending collateral funds, which provide daily liquidity, are valued at the daily reported NAV of the funds, as a practical expedient, as of the close of the NYSE on each valuation date. Other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Funds’ Board of Managers (“Board” or “Managers”). Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value of an investment. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2011

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Please see the Notes to the Schedule of Investments Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure”, for expanded disclosure of fair value measurements.

Recent Accounting Pronouncements – In May 2011, FASB released Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”. ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures. Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable or Level 3 fair valuations inputs.

Distributions to Shareholders – The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Federal Income Taxes – Each RIC Fund is a separate taxpayer for federal income tax purposes. Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

Foreign Currency Translations – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain or loss on investments and net change in unrealized appreciation or depreciation on investments. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Guarantees and Indemnifications – Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income – Security transactions are recorded on the trade date for reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2011

access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser. As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated funds.

The Securities Lending Cash Collateral Fund LLC’s and the Securities Lending Liquidating Fund LLC’s NAVs are determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the NYSE is open for trading. Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Foreign Securities Risk – Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Industry Concentration Risk – A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Market, Credit and Counterparty Risk – In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee – Each Fund has an investment advisory agreement with JNAM, whereby, JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM.

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an annual administrative fee of 0.15% of the average daily net assets of each Fund, accrued daily and paid monthly, except for the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE International 25 Fund, which each pay an annual administrative fee of 0.20% of the average daily net assets.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2011

12b-1 Fee – The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Funds). Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries. The maximum annual 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Prior to January 1, 2007, Managers were able to defer the receipt of their compensation under a separate plan. Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%). Liabilities related to deferred balances are included in payable for manager fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statements of Operations.

Investments in Affiliates – During the period ended June 30, 2011, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC. Furthermore, the JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser. The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 5. INCOME TAX MATTERS

The JNL/Mellon Capital Management Dow 10 Fund, JNL/Mellon Capital Management S&P 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests owned by a single entity: Jackson National Separate Account-I. Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.

To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts, and distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2010, the Funds’ last fiscal year end, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains. If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/Mellon Capital Management Nasdaq 25 Fund	$18,831	2017
JNL/Mellon Capital Management Value Line 30 Fund	456,048	2017
JNL/Mellon Capital Management Dow Dividend Fund	198,111	2016-2018
JNL/Mellon Capital Management S&P 24 Fund	175	2017
JNL/Mellon Capital Management 25 Fund	59,800	2017
JNL/Mellon Capital Management Select Small-Cap Fund	260,604	2016-2017
JNL/Mellon Capital Management JNL 5 Fund	1,985,455	2016-2017
JNL/Mellon Capital Management VIP Fund	142,772	2017
JNL/Mellon Capital Management JNL Optimized 5 Fund	149,686	2017
JNL/Mellon Capital Management NYSE International 25 Fund	20,164	2016-2017
JNL/Mellon Capital Management Communications Sector Fund	16,916	2016-2018
JNL/Mellon Capital Management Consumer Brands Sector Fund	1,170	2017
JNL/Mellon Capital Management Financial Sector Fund	15,535	2016-2018
JNL/Mellon Capital Management Healthcare Sector Fund	1,448	2017
JNL/Mellon Capital Management Oil & Gas Sector Fund	16,205	2017

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Under the Act, a Fund will be permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2011

short-term as under previous law. Relevant information regarding the impact of the Act on the Funds will be contained within the Income Tax Matters section of the financial statement notes in the Funds’ Annual Report for the fiscal year ending December 31, 2011.

At December 31, 2010, the Funds’ last fiscal year end, the following Funds had capital, currency and/or passive foreign investment company (“PFIC”) mark to market losses (in thousands) realized after October 31, 2010 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Mellon Capital Management Nasdaq 25 Fund	$3
JNL/Mellon Capital Management Value Line 30 Fund	375
JNL/Mellon Capital Management Dow Dividend Fund	1,193
JNL/Mellon Capital Management 25 Fund	678
JNL/Mellon Capital Management Select Small-Cap Fund	1,743
JNL/Mellon Capital Management JNL 5 Fund	13,418
JNL/Mellon Capital Management VIP Fund	827
JNL/Mellon Capital Management JNL Optimized 5 Fund	94
JNL/Mellon Capital Management S&P SMid 60 Fund	270
JNL/Mellon Capital Management NYSE International 25 Fund	207
JNL/Mellon Capital Management Financial Sector Fund	135
JNL/Mellon Capital Management Healthcare Sector Fund	75

As of June 30, 2011, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Management Nasdaq 25 Fund	$237,539	$38,670	$(7,446)	$31,224
JNL/Mellon Capital Management Value Line 30 Fund	874,518	100,389	(43,026)	57,363
JNL/Mellon Capital Management Dow Dividend Fund	289,576	20,699	(7,836)	12,863
JNL/Mellon Capital Management S&P 24 Fund	474,829	55,230	(6,458)	48,772
JNL/Mellon Capital Management 25 Fund	549,836	40,621	(14,203)	26,418
JNL/Mellon Capital Management Select Small-Cap Fund	281,272	37,433	(13,567)	23,866
JNL/Mellon Capital Management JNL 5 Fund	3,355,114	377,494	(175,526)	201,968
JNL/Mellon Capital Management VIP Fund	287,096	37,661	(12,665)	24,996
JNL/Mellon Capital Management JNL Optimized 5 Fund	445,595	43,082	(27,131)	15,951
JNL/Mellon Capital Management S&P SMid 60 Fund	453,868	43,182	(25,642)	17,540
JNL/Mellon Capital Management NYSE International 25 Fund	150,359	1,174	(14,086)	(12,912)
JNL/Mellon Capital Management Communications Sector Fund	69,049	3,909	(2,065)	1,844
JNL/Mellon Capital Management Consumer Brands Sector Fund	81,447	9,895	(2,813)	7,082
JNL/Mellon Capital Management Financial Sector Fund	202,789	963	(20,657)	(19,694)
JNL/Mellon Capital Management Healthcare Sector Fund	273,279	19,748	(12,945)	6,803
JNL/Mellon Capital Management Oil & Gas Sector Fund	802,292	148,528	(34,942)	113,586
JNL/Mellon Capital Management Technology Sector Fund	299,200	51,206	(20,019)	31,187

The tax character of distributions paid (in thousands) during the Funds’ last fiscal year ended December 31, 2010 were as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL/Mellon Capital Management Nasdaq 25 Fund	$367	$–
JNL/Mellon Capital Management Value Line 30 Fund	4,383	–
JNL/Mellon Capital Management Dow Dividend Fund	7,150	–
JNL/Mellon Capital Management S&P 24 Fund	907	–
JNL/Mellon Capital Management 25 Fund	11,708	–
JNL/Mellon Capital Management Select Small-Cap Fund	1,348	–
JNL/Mellon Capital Management JNL 5 Fund	70,135	–
JNL/Mellon Capital Management VIP Fund	6,518	–
JNL/Mellon Capital Management JNL Optimized 5 Fund	9,213	–
JNL/Mellon Capital Management S&P SMid 60 Fund	295	–
JNL/Mellon Capital Management NYSE International 25 Fund	2,078	–
JNL/Mellon Capital Management Communications Sector Fund	1,220	–
JNL/Mellon Capital Management Consumer Brands Sector Fund	284	–

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2011

	Net Ordinary Income*	Long-term Capital Gain
JNL/Mellon Capital Management Financial Sector Fund	$2,022	$–
JNL/Mellon Capital Management Healthcare Sector Fund	1,739	–
JNL/Mellon Capital Management Oil & Gas Sector Fund	5,563	–
JNL/Mellon Capital Management Technology Sector Fund	433	–
*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2007, 2008, 2009 and 2010 which remain subject to examination, by the Internal Revenue Service. These returns are not subject to examination by any other tax jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the period ended June 30, 2011.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

June 30, 2011

Disclosure of Fund Expenses

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Management Dow 10 Fund
Class A	$1,000.00	$1,117.90	0.67%	$3.52	$1,000.00	$1,021.47	0.67%	$3.36
JNL/Mellon Capital Management S&P 10 Fund
Class A	1,000.00	975.30	0.66	3.23	1,000.00	1,021.51	0.66	3.31
JNL/Mellon Capital Management Global 15 Fund
Class A	1,000.00	1,034.20	0.70	3.53	1,000.00	1,021.32	0.70	3.51
JNL/Mellon Capital Management Nasdaq 25 Fund
Class A	1,000.00	1,087.00	0.69	3.57	1,000.00	1,021.36	0.69	3.46
Class B	1,000.00	1,088.20	0.49	2.54	1,000.00	1,022.35	0.49	2.46
JNL/Mellon Capital Management Value Line 30 Fund
Class A	1,000.00	1,062.40	0.74	3.78	1,000.00	1,021.13	0.74	3.71
Class B	1,000.00	1,063.30	0.54	2.76	1,000.00	1,022.13	0.54	2.71
JNL/Mellon Capital Management Dow Dividend Fund
Class A	1,000.00	1,058.60	0.67	3.42	1,000.00	1,021.46	0.67	3.36
Class B	1,000.00	1,059.50	0.47	2.40	1,000.00	1,022.45	0.47	2.36
JNL/Mellon Capital Management S&P 24 Fund
Class A	1,000.00	1,107.40	0.65	3.40	1,000.00	1,021.57	0.65	3.26
Class B	1,000.00	1,108.90	0.45	2.35	1,000.00	1,022.56	0.45	2.26
JNL/Mellon Capital Management 25 Fund
Class A	1,000.00	1,109.60	0.64	3.35	1,000.00	1,021.61	0.64	3.21
Class B	1,000.00	1,110.40	0.44	2.30	1,000.00	1,022.60	0.44	2.21
JNL/Mellon Capital Management Select Small-Cap Fund
Class A	1,000.00	1,098.30	0.65	3.38	1,000.00	1,021.57	0.65	3.26
Class B	1,000.00	1,100.30	0.45	2.34	1,000.00	1,022.57	0.45	2.26
JNL/Mellon Capital Management JNL 5 Fund
Class A	1,000.00	1,043.70	0.64	3.24	1,000.00	1,021.64	0.64	3.21
Class B	1,000.00	1,044.70	0.44	2.23	1,000.00	1,022.63	0.44	2.21
JNL/Mellon Capital Management VIP Fund
Class A	1,000.00	1,080.30	0.68	3.51	1,000.00	1,021.43	0.68	3.41
Class B	1,000.00	1,083.10	0.48	2.48	1,000.00	1,022.42	0.48	2.41

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

June 30, 2011

Disclosure of Fund Expenses

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2011	Ending Account Value 6/30/2011	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A	$1,000.00	$1,058.50	0.68%	$3.47	$1,000.00	$1,021.41	0.68%	$3.41
Class B	1,000.00	1,058.70	0.48	2.45	1,000.00	1,022.40	0.48	2.41
JNL/Mellon Capital Management S&P SMid 60 Fund
Class A	1,000.00	1,022.90	0.65	3.26	1,000.00	1,021.56	0.65	3.26
Class B	1,000.00	1,024.10	0.45	2.26	1,000.00	1,022.55	0.45	2.26
JNL/Mellon Capital Management NYSE International 25 Fund
Class A	1,000.00	1,044.80	0.76	3.85	1,000.00	1,021.03	0.76	3.81
Class B	1,000.00	1,045.60	0.56	2.84	1,000.00	1,022.02	0.56	2.81
JNL/Mellon Capital Management Communications Sector Fund
Class A	1,000.00	1,060.50	0.71	3.63	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	1,060.20	0.51	2.61	1,000.00	1,022.26	0.51	2.56
JNL/Mellon Capital Management Consumer Brands Sector Fund
Class A	1,000.00	1,081.60	0.71	3.66	1,000.00	1,021.29	0.71	3.56
Class B	1,000.00	1,083.90	0.51	2.64	1,000.00	1,022.28	0.51	2.56
JNL/Mellon Capital Management Financial Sector Fund
Class A	1,000.00	990.30	0.68	3.36	1,000.00	1,021.42	0.68	3.41
Class B	1,000.00	991.60	0.48	2.37	1,000.00	1,022.41	0.48	2.41
JNL/Mellon Capital Management Healthcare Sector Fund
Class A	1,000.00	1,134.80	0.68	3.60	1,000.00	1,021.43	0.68	3.41
Class B	1,000.00	1,135.90	0.48	2.54	1,000.00	1,022.42	0.48	2.41
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A	1,000.00	1,112.50	0.66	3.46	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	1,113.50	0.46	2.41	1,000.00	1,022.52	0.46	2.31
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	1,012.50	0.67	3.34	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	1,013.70	0.47	2.35	1,000.00	1,022.47	0.47	2.36

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to the Sub-Adviser. The Funds have adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders. The Sub-Adviser generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Sub-Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Sub-Adviser will monitor situations that may result in a conflict of interest in accordance with their Procedures. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2011 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Fund LLC, P.O. Box 30314 Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (THE “FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER OR OFFICER
Interested Manager
Mark D. Nerud (45)[1] 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (1/2010 to present); President of the Adviser (1/2007 to present); Managing Board Member of Curian Capital, LLC (1/2011 to present) and Curian Clearing LLC (1/2011 to present); Chief Financial Officer of the Adviser (11/2000 to 1/2007) and Managing Board Member of the Adviser (11/2000 to 11/2003) (1/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President (8/1997 to 12/2006), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/2002 to 12/2006); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None

Disinterested Managers
Michael Bouchard (55) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/2000 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/1999 to present) OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
William J. Crowley, Jr. (65) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 7/2009 when the company was acquired); Director of Bio Veris Corporation (from 5/2003 until 6/2007 when the company was acquired); Director of Provident Bankshares Corporation (from 5/2003 until 5/2009 when the company was acquired)

Dominic D’Annunzio (73) 1 Corporate Way Lansing, MI 48951	Chairman of the Board (2/2004 to 12/2010) Manager [2] (6/2003 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Acting Commissioner of Insurance for the State of Michigan (1/1990 to 5/1990) and (8/1997 to 5/1998)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None

Michelle Engler (53) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [3] (1/2011 to present) Manager [2] (4/2000 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

[1]	Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Asset Management, LLC, the Adviser.
[2]	The interested and disinterested Managers are elected to serve for an indefinite term.
[3]

Beginning January 1, 2011, the Chairman shall serve as Chairman for no more than three consecutive years and may not be re-elected as Chairman until at least one year has elapsed since the end of the Chairman’s term. Chairman Engler’s term will lapse at the end of 2013.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER OR OFFICER
Disinterested Managers
James Henry, Ph.D. (72) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2007 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to 7/2009)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Richard McLellan (69) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2003 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (2010 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009); Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Adjunct Associate Professor, Michigan State University (2008 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)
William R. Rybak (60) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2007 to present)	102
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

Patricia A. Woodworth (56) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/2007 to present)	102

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Officers
Danielle A. Bergandine (31) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of the Adviser (6/2009 to present); Compliance Analyst of the Adviser (08/2006 to 6/2009); Administrative Assistant of the Adviser (12/2005 to 08/2006)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Not Applicable
Karen J. Buiter (46) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Vice President – Fund Reporting of the Adviser (4/2008 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Treasurer of Henderson Global Funds (2/2004 to 3/2008)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER OR OFFICER
Officers
Kelly L. Crosser (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/2007 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/2007 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/2006 to 4/2007): Senior Paralegal of Jackson National Life Insurance Company (6/2004 to 2/2006)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Not Applicable

Steven J. Fredricks (40) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/2005 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Not Applicable

Daniel W. Koors (41) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/2006 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/2009 to present), Chief Operating Officer of the Adviser (4/2011 to present), and Chief Financial Officer of the Adviser (1/2007 to 4/2011); Vice President of the Adviser (1/2007 to 12/2008); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/2006 to 12/2006); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/2006 to 1/2009)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Not Applicable

Michael Piszczek (53) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Assistant Vice President – Tax of the Adviser (11/2007 to present); Assistant Vice President – Nuveen Investments (4/1999 to 8/2007); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/1999 to 8/2007)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Not Applicable

Susan S. Rhee (39) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/2004 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (1/2010 to present); Chief Legal Officer (7/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/2004 to present); Assistant Vice President of Jackson National Life Insurance Company (8/2003 to 12/2009); Associate General Counsel of Jackson National Life Insurance Company (7/2001 to 12/2009)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Not Applicable

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (THE “FUND”)

The interested Manager and the Officers of the Fund (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2011:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX
Michael Bouchard	$11,350	$0	$0	$76,500[4]
William J. Crowley, Jr.	$12,833	$0	$0	$86,500
Dominic D’Annunzio	$11,721	$0	$0	$79,000[5]
Michelle Engler [3]	$14,688	$0	$0	$99,000
James Henry	$11,721	$0	$0	$79,000[6]
Richard McLellan	$11,350	$0	$0	$76,500
William R. Rybak	$12,462	$0	$0	$84,000
Patricia Woodworth	$11,350	$0	$0	$76,500[7]
Steven J. Fredricks [2]	$31,249	$0	$0	$210,623

[1]

The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust and JNL Series Trust (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Managers is $657,000.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Ms. Engler is an ex officio (non-voting) member of the Governance Committee. Therefore, she does not receive any compensation as a member of the Governance Committee.
[4]	Amount includes $3,825 deferred by Mr. Bouchard.
[5]	Amount includes $39,500 deferred by Mr. D’Annunzio.
[6]	Amount includes $71,100 deferred by Mr. Henry.
[7]	Amount includes $76,500 deferred by Ms. Woodworth.

JNL VARIABLE FUND LLC

(the “JNL Variable Fund”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the JNL Variable Fund (“Board”) oversees the management of the JNL Variable Fund and its separate Funds (each a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), and with each Fund’s sub-adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on May 23-24, 2011, the Board, including all of the Independent Managers, considered information relating to the continuation of these Agreements. In advance of the meeting, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Agreements through June 30, 2012.

In reviewing the Agreements and considering the information, the Board was advised by outside legal counsel to the JNL Variable Fund, and the Independent Managers were advised by independent legal counsel. The Board considered the factors it deemed relevant: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) profitability data, (4) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (5) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Fund. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Adviser. The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Fund and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer (“CCO”).

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark or relevant blended benchmark. This consideration was based on JNAM’s assertion that the custom or blended benchmark may, in many circumstances, be a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. The performance reviewed by the Board was for periods ended on December 31, 2010 (unless otherwise noted). When available, the Board considered one-, five-, ten-year, or since inception performance.

JNL/Mellon Capital Management Dow 10 Fund.  The Board considered that the Fund’s gross performance for each of the last five years was equal to or better than that of its custom benchmark though the Fund underperformed its custom benchmark for the one- and five-year periods. Also, the Fund outperformed its peer group for the one-year period. The Board noted that the Adviser asserted that the Fund is managed in a manner consistent with its investment strategy and that the Fund’s gross performance has equaled or been better than the Fund’s custom benchmark. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 10 Fund.  The Board considered that the Fund underperformed its peer group for all periods and underperformed its custom benchmark for the one- and five-year periods. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy, which is to invest in 10 companies from the S&P 500 index. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Global 15 Fund.  The Board noted that the Fund underperformed its custom benchmark and peer group for all periods. The Board noted the Advisers assertion, however, that the Funds’ gross performance is consistent with its unique investment strategy and that in each of the last five years, the Fund’s gross performance has tracked the custom benchmark. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 25 Fund.  The Board considered that the Fund outperformed its peer group for the one-, five- and ten-year periods, but underperformed its custom benchmark for the one- and five-year periods. The Board noted the Adviser’s assertion, however, that the Fund is managed in a manner consistent with its unique investment strategy and that in each of the last five years, the Fund’s gross performance has tracked the custom benchmark. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Select Small Cap Fund.  The Board took into account that the Fund underperformed its custom benchmark for the one- and five-year periods. The Board noted that the Fund’s gross performance as of March 31, 2011 tracked its custom benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Nasdaq 25 Fund.   The Board took into account that the Fund outperformed its peer group for the one-year period, though it underperformed its peer group for the five-year and since inception periods and custom benchmark for all periods. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2011 tracked its custom benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Value Line 30 Fund.  The Board noted that the Fund underperformed its custom benchmark for the one- and five-year periods. The independent data service provider did not have comparative data for the Fund’s peer group. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2011 tracked its custom benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Dow Dividend Fund.  The Board considered that the Fund underperformed its custom benchmark and peer group for the one-year period. The Board noted that the Adviser’s assertion, however, that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2011 tracked its custom benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 24 Fund.  The Board took into account that, while the Fund underperformed its custom benchmark and peer group for all periods (one-year and since inception), the Fund is managed in a manner consistent with its unique investment strategy. The Board also considered that the Fund’s gross performance as of March 31, 2011 tracked its custom benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL 5 Fund.  The Board considered that the Fund outperformed its peer group for all periods. While the Fund underperformed its custom benchmark for all periods, the Board considered the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy. The Board noted that the Fund’s gross performance as of March 31, 2011 tracked its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management VIP Fund.  The Board took into account that the Fund underperformed its custom benchmark and the peer group for the one- and five-year periods. The Board noted, however, the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2011 tracked its custom benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management JNL Optimized 5 Fund.  The Board noted that while the Fund underperformed its custom benchmark for the one- year period, it outperformed the peer group over the same period. The Board also noted the Adviser’s assertion that the Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance tracked its custom benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P SMid 60 Fund.  The Board considered that as of March 31, 2011 the Fund outperformed its custom benchmark over the longer-term but underperformed its custom benchmark for the one-year period. The Board noted that there is no peer group performance information available for the one-year or since inception periods. The Board noted the Adviser’s assertion that Fund is managed in a manner consisted with its unique investment strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management NYSE International 25 Fund.  The Board took into account that the Fund underperformed its custom benchmark for the one-year period. The Board also considered that there is no peer group performance information available for the one-year period. The Board noted the Adviser’s assertion that Fund is managed in a manner consistent with its unique investment strategy and that the Fund’s gross performance as of March 31, 2011 tracked its custom benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Communications Sector Fund.  The Board considered that the Fund outperformed its benchmark and peer group for the one- and five-year periods, though it underperformed its benchmark for the ten-year period. The Board noted that the Fund’s gross performance as of March 31, 2011 tracked its benchmark for the one- and ten-year periods and outperformed its benchmark for the five-year period. The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which contributed to its deviation from the benchmark for certain periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Consumer Brands Sector Fund.  The Board took into account that the Fund outperformed the peer group for all periods, but underperformed its benchmark for those same periods. The Board also took under consideration that the Fund’s gross performance as of March 31, 2011 tracked its benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Financial Sector Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for the one- and five-year periods, though it underperformed its benchmark for the ten-year period. The Board noted that there is no peer group information available for the ten-year period. The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which contributed to its deviation from the benchmark for certain periods. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Healthcare Sector Fund.  The Board noted that the Fund outperformed its peer group for the one- and five-year periods, though it underperformed its benchmark for all periods. The Board also considered that there is no peer group information available for the ten-year period. The Board noted the Adviser’s assertion that the Fund is managed in a manner consistent with its investment strategy and that the Fund’s gross performance as of March 31, 2011 tracked its custom benchmark for the one- and five-year periods. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Management Oil & Gas Sector Fund.  The Board considered that the Fund outperformed its peer group for the one- and five-year periods, but underperformed its benchmark for the one-, five- and ten-year periods. The Board also considered that the Fund’s gross performance as of March 31, 2011 tracked its benchmark for the one- and five-year periods and outperformed its benchmark for the ten-year period. The Board noted the Fund is limited by diversification requirements under both securities and tax laws, which contributed to its deviation from the benchmark for certain periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Technology Sector Fund.  The Board took under consideration that the Fund outperformed its peer group for the one- and five-year periods. The Board also took into account that the Fund’s gross performance as of March 31, 2011 tracked its benchmark for the one- and five- year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Mellon Capital Management: Dow 10 Fund and JNL 5 Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is equal to the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management S&P 10 Fund.  The Board considered that the Fund’s advisory fees are lower than the peer group average and the Fund’s sub-advisory fees are equal to the peer group average. The Board noted that the Fund’s total expense ratio is equal to the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management: Global 15 Fund, 25 Fund, Select Small Cap Fund, Nasdaq 25 Fund, Dow Dividend Fund, S&P 24 Fund, JNL Optimized 5 Fund, S&P SMid 60 Fund and NYSE International 25 Fund.  The Board took into account that each Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that each Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management Value Line 30 Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than the peer group average, due to the license fee paid to Value Line. The Board concluded that the advisory and sub-advisory fees are in the best interest of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management VIP Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that the Fund’s total expense ratio is one basis point above the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Management: Communications Sector Fund, Consumer Brands Sector Fund, Financial Sector Fund, Healthcare Sector Fund, Oil & Gas Sector Fund and Technology Sector Fund.  The Board took into account that each Fund’s advisory fees are lower than the peer group average. Each Fund is the only fund in the peer group with a sub-advisory fee. The Board noted that each Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through its relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Select Small-Cap Fund, the JNL/Mellon Capital Management Technology Sector Fund, and the JNL/Mellon Capital Management VIP Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2011, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
JNL/Mellon Capital Management Select Small-Cap Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	31.4%
Industrials	18.6
Consumer Discretionary	15.7
Health Care	7.9
Financials	6.9
Consumer Staples	5.5
Energy	4.0
Materials	3.7
Short Term Investments	6.3

Total Investments	100.0%

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 16.7%
Aaron’s Inc.	195	$5,520
Arbitron Inc.	66	2,709
BJ’s Restaurants Inc. (c)	67	3,504
Cabela’s Inc. - Class A (c)	167	4,525
Coinstar Inc. (c) (d)	78	4,238
Domino’s Pizza Inc. (c)	151	3,803
DSW Inc. (c)	41	2,057
G-III Apparel Group Ltd. (c)	47	1,617
Genesco Inc. (c)	57	2,993
Jos. A. Bank Clothiers Inc. (c)	67	3,354
K12 Inc. (c)	76	2,510
Monro Muffler Brake Inc.	74	2,767
Shuffle Master Inc. (c)	131	1,223
Steven Madden Ltd. (c)	102	3,839
Vitamin Shoppe Inc. (c)	70	3,193

		47,852

CONSUMER STAPLES - 5.8%
Andersons Inc.	45	1,903
Boston Beer Co. Inc. (c) (d)	23	2,032
Darling International Inc. (c)	284	5,026
Diamond Foods Inc. (d)	54	4,086
PriceSmart Inc.	73	3,740

		16,787

ENERGY - 4.2%
Bill Barrett Corp. (c)	114	5,284
Hornbeck Offshore Services Inc. (c) (d)	66	1,803
James River Coal Co. (c) (d)	86	1,794
Knightsbridge Tankers Ltd. (d)	59	1,306
Venoco Inc. (c)	147	1,877

		12,064

FINANCIALS - 7.4%
BGC Partners Inc.	177	1,372
Cardtronics Inc. (c)	105	2,457
Extra Space Storage Inc.	215	4,582
EZCORP Inc. - Class A (c)	114	4,067
Financial Engines Inc. (c)	107	2,767
Portfolio Recovery Associates Inc. (c)	42	3,542
Texas Capital Bancshares Inc. (c)	91	2,341

		21,128

HEALTH CARE - 8.4%
Accuray Inc. (c)	144	1,157
Computer Programs & Systems Inc.	26	1,680
Cyberonics Inc. (c)	69	1,933
Emergent BioSolutions Inc. (c)	86	1,929
Hanger Orthopedic Group Inc. (c)	81	1,975
Medidata Solutions Inc. (c)	59	1,399

	Shares/Par	Value
Molina Healthcare Inc. (c)	112	3,030
Neogen Corp. (c)	56	2,538
Universal American Corp.	186	2,031
ViroPharma Inc. (c)	190	3,522
Zoll Medical Corp. (c)	53	2,986

		24,180

INDUSTRIALS - 19.8%
AeroVironment Inc. (c)	53	1,885
China Yuchai International Ltd.	90	1,899
CIRCOR International Inc.	42	1,786
CoStar Group Inc. (c)	51	3,011
Cubic Corp.	65	3,304
EnerSys	122	4,201
Franklin Electric Co. Inc.	57	2,655
GeoEye Inc. (c)	54	2,013
Great Lakes Dredge & Dock Corp.	144	804
HEICO Corp. (d)	41	2,226
Hexcel Corp. (c)	238	5,200
II-VI Inc. (c)	152	3,894
Insperity Inc.	64	1,895
Kaman Corp.	64	2,259
MasTec Inc. (c)	192	3,778
Middleby Corp. (c)	45	4,241
Old Dominion Freight Line Inc. (c)	136	5,073
SFN Group Inc. (c)	125	1,135
Tennant Co.	46	1,851
Textainer Group Holdings Ltd.	118	3,635

		56,745

INFORMATION TECHNOLOGY - 33.4%
ACI Worldwide Inc. (c)	81	2,721
Cabot Microelectronics Corp. (c)	57	2,626
Cavium Inc. (c)	114	4,987
Cognex Corp.	101	3,576
Cymer Inc. (c)	73	3,626
Diodes Inc. (c)	109	2,851
DTS Inc. (c)	42	1,711
Ebix Inc. (c) (d)	97	1,842
Entegris Inc. (c)	325	3,290
EZchip Semiconductor Ltd.	61	2,247
FEI Co. (c)	94	3,586
Hittite Microwave Corp. (c)	76	4,704
InterDigital Inc.	111	4,521
Ixia (c)	166	2,124
Kulicke & Soffa Industries Inc. (c)	174	1,940
Littelfuse Inc.	53	3,138
LivePerson Inc. (c)	128	1,807
MAXIMUS Inc.	42	3,450
Mercury Computer Systems Inc. (c)	69	1,281
MicroStrategy Inc. (c)	19	3,147
MKS Instruments Inc.	126	3,324
Newport Corp. (c)	91	1,646
Photronics Inc. (c)	134	1,133
Progress Software Corp. (c)	163	3,944
Radiant Systems Inc. (c)	97	2,032
Semtech Corp. (c)	155	4,229
SRA International Inc. - Class A (c)	109	3,358
STEC Inc. (c) (d)	125	2,123
Synchronoss Technologies Inc. (c)	91	2,899
Taleo Corp. (c)	99	3,679
Ultimate Software Group Inc. (c)	62	3,382
Wright Express Corp. (c)	93	4,858

		95,782

MATERIALS - 4.0%
Clearwater Paper Corp. (c)	28	1,914
Graham Packaging Co. Inc. (c)	159	4,022

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Innophos Holdings Inc.	53	2,568
KapStone Paper and Packaging Corp. (c)	113	1,866
Mesabi Trust (d)	32	1,062

		11,432

Total Common Stocks (cost $261,748)		285,970

SHORT TERM INVESTMENTS - 6.7%

Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	379	379
Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	17,593	17,593
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	1,227	1,196

		18,789

Total Short Term Investments (cost $19,199)		19,168

Total Investments - 106.4% (cost $280,947)		305,138
Other Assets and Liabilities, Net - (6.4%)		(18,282)

Total Net Assets - 100.0%		$286,856

JNL/Mellon Capital Management JNL 5 Fund

Sector Weightings:	Percentage of Total Investments
Industrials	20.7%
Consumer Discretionary	13.6
Consumer Staples	11.1
Health Care	10.6
Financials	10.4
Telecommunication Services	8.9
Energy	8.8
Materials	6.9
Information Technology	5.7
Utilities	0.3
Short Term Investments	3.0

Total Investments	100.0%

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 14.0%
Brown Shoe Co. Inc.	273	$2,906
Cabela’s Inc. (c)	428	11,631
Cato Corp. - Class A	180	5,186
Cheesecake Factory Inc. (c)	375	11,750
Cracker Barrel Old Country Store Inc.	147	7,230
DSW Inc. (c)	101	5,105
Esprit Holdings Ltd.	9,593	29,833
Ford Motor Co. (c) (d)	4,069	56,114
G-III Apparel Group Ltd. (c)	125	4,305
Genesco Inc. (c)	149	7,738
Genuine Parts Co.	533	29,014
Hibbett Sports Inc. (c)	178	7,230
Iconix Brand Group Inc. (c)	463	11,214
iRobot Corp. (c)	165	5,812
Jos. A. Bank Clothiers Inc. (c)	176	8,798
K12 Inc. (c)	197	6,532
Life Time Fitness Inc. (c)	264	10,539
Maidenform Brands Inc. (c)	145	3,999
Marks & Spencer Group Plc	7,881	45,715
McDonald’s Corp.	892	75,183
Monro Muffler Brake Inc.	195	7,257
Pre-Paid Legal Services Inc. (c)	63	4,168
Steven Madden Ltd. (c)	265	9,939
Texas Roadhouse Inc. - Class A	454	7,965

	Shares/Par	Value
Thomson Reuters Corp.	732	27,493
Time Warner Cable Inc.	1,035	80,787

		483,443

CONSUMER STAPLES - 11.4%
Andersons Inc.	119	5,028
B&G Foods Inc.	304	6,269
Campbell Soup Co.	785	27,122
Clorox Co.	431	29,083
Darling International Inc. (c)	520	9,206
Diamond Foods Inc. (d)	139	10,582
General Mills Inc.	767	28,537
Hain Celestial Group Inc. (c)	270	8,991
HJ Heinz Co.	552	29,396
Kellogg Co.	534	29,553
Kraft Foods Inc. - Class A	3,617	127,430
Ruddick Corp.	310	13,506
SUPERVALU Inc. (d)	2,849	26,805
Sysco Corp.	928	28,940
United Natural Foods Inc. (c)	307	13,094

		393,542

ENERGY - 9.0%
Chevron Corp.	750	77,139
ConocoPhillips	401	30,131
Enbridge Inc.	968	31,415
Frontline Ltd. (d)	1,079	15,906
James River Coal Co. (c) (d)	174	3,615
Knightsbridge Tankers Ltd. (d)	154	3,386
Lufkin Industries Inc.	189	16,282
National Oilwell Varco Inc.	1,016	79,489
Spectra Energy Corp.	1,092	29,932
Teekay Corp.	825	25,463

		312,758

FINANCIALS - 10.7%
American Equity Investment Life Holding Co.	369	4,686
American International Group Inc. (c)	1,185	34,731
Bank of China Ltd.	86,620	42,187
BOC Hong Kong Holdings Ltd.	13,425	38,990
Cardtronics Inc. (c)	273	6,407
China Construction Bank Corp.	50,771	42,082
Community Bank System Inc.	210	5,194
Extra Space Storage Inc.	553	11,802
EZCORP Inc. (c)	299	10,640
First Cash Financial Services Inc. (c)	195	8,180
FNB Corp.	729	7,544
Horace Mann Educators Corp.	267	4,161
Industrial & Commercial Bank of China	61,131	46,427
Man Group Plc	9,821	37,356
Portfolio Recovery Associates Inc. (c)	112	9,495
RSA Insurance Group Plc	23,232	50,298
Saul Centers Inc.	118	4,636
World Acceptance Corp. (c) (d)	98	6,425

		371,241

HEALTH CARE - 11.0%
Abbott Laboratories	570	29,973
Air Methods Corp. (c)	81	6,060
Cyberonics Inc. (c)	175	4,882
Emergent BioSolutions Inc. (c)	219	4,941
Hanger Orthopedic Group Inc. (c)	215	5,253
HealthSpring Inc. (c)	364	16,770
Johnson & Johnson	1,107	73,610
Merck & Co. Inc.	1,899	67,018
MWI Veterinary Supply Inc. (c)	80	6,498
Par Pharmaceutical Cos. Inc. (c)	224	7,389
Parexel International Corp. (c)	370	8,728
Pfizer Inc.	6,515	134,200

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Universal American Corp.	492	5,390
Zoll Medical Corp. (c)	138	7,847

		378,559

INDUSTRIALS - 21.3%
BAE Systems Plc	8,812	45,044
Blount International Inc. (c)	311	5,436
Caterpillar Inc.	730	77,691
CoStar Group Inc. (c)	132	7,852
Cummins Inc.	621	64,283
Deere & Co.	823	67,849
Dolan Media Co. (c)	217	1,839
Eaton Corp.	1,346	69,276
EnerSys	312	10,728
Franklin Electric Co. Inc.	149	7,005
General Electric Co.	6,237	117,626
GeoEye Inc. (c)	146	5,448
GT Solar International Inc. (c) (d)	952	15,430
HEICO Corp. (d)	103	5,651
Hexcel Corp. (c)	616	13,486
II-VI Inc. (c)	395	10,121
Lindsay Corp. (d)	79	5,406
Middleby Corp. (c)	118	11,056
Moog Inc. (c)	262	11,411
Old Dominion Freight Line Inc. (c)	357	13,308
Parker Hannifin Corp.	792	71,068
Raytheon Co.	589	29,354
Textainer Group Holdings Ltd.	308	9,469
Titan Machinery Inc. (c)	111	3,199
Waste Management Inc.	740	27,580
Watsco Inc.	433	29,412

		736,028

INFORMATION TECHNOLOGY - 5.8%
Advent Software Inc. (c)	329	9,278
Ceva Inc. (c)	137	4,162
Checkpoint Systems Inc. (c)	253	4,518
Coherent Inc. (c)	160	8,859
Diebold Inc.	853	26,450
DTS Inc. (c)	110	4,467
Ebix Inc. (c) (d)	231	4,408
Hittite Microwave Corp. (c)	197	12,217
Interactive Intelligence Inc. (c)	111	3,877
InterDigital Inc. (d)	281	11,475
j2 Global Communications Inc. (c)	291	8,222
Littelfuse Inc.	143	8,392
LivePerson Inc. (c) (d)	315	4,460
LTX-Credence Corp. (c)	306	2,739
Mellanox Technologies Ltd. (c)	218	6,509
Micrel Inc.	394	4,171
NetGear Inc. (c)	226	9,885
NetScout Systems Inc. (c)	270	5,639
Progress Software Corp. (c)	414	9,985
RightNow Technologies Inc. (c)	205	6,658
Sapient Corp. (c)	861	12,945
Smith Micro Software Inc. (c)	213	896
Synchronoss Technologies Inc. (c)	225	7,142
ViaSat Inc. (c)	262	11,344
Wright Express Corp. (c)	243	12,679

		201,377

MATERIALS - 7.1%
Balchem Corp.	183	8,028
Clearwater Paper Corp. (c)	72	4,939
EI Du Pont de Nemours & Co.	1,370	74,060
Innophos Holdings Inc.	139	6,767
KapStone Paper and Packaging Corp. (c)	298	4,930
MeadWestvaco Corp.	1,047	34,883

	Shares/Par	Value
Nucor Corp.	622	25,656
RPM International Inc.	1,239	28,521
Sensient Technologies Corp.	312	11,572
Sonoco Products Co.	810	28,799
Southern Copper Corp.	559	18,367

		246,522

TELECOMMUNICATION SERVICES - 9.2%
AT&T Inc.	3,883	121,953
Rogers Communications Inc. - Class B	788	31,144
Verizon Communications Inc.	3,185	118,586
Vodafone Group Plc	17,541	46,535

		318,218

UTILITIES - 0.3%
El Paso Electric Co.	271	8,754

Total Common Stocks (cost $3,221,652)		3,450,442

SHORT TERM INVESTMENTS - 3.1%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	251	251

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	97,360	97,360
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	9,269	9,029

		106,389

Total Short Term Investments (cost $106,880)		106,640

Total Investments - 102.9% (cost $3,328,532)		3,557,082
Other Assets and Liabilities, Net - (2.9%)		(99,517)

Total Net Assets - 100.0%		$3,457,565

JNL/Mellon Capital Management VIP Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	21.1%
Information Technology	16.1
Industrials	10.2
Utilities	9.2
Financials	8.2
Materials	7.3
Telecommunication Services	7.1
Health Care	6.8
Consumer Staples	5.4
Energy	5.2
Short Term Investments	3.4

Total Investments	100.0%

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 21.8%
Autoliv Inc.	37	$2,867
AutoZone Inc. (c)	7	2,080
Bed Bath & Beyond Inc. (c)	38	2,241
Brown Shoe Co. Inc.	20	209
Cabela’s Inc. (c)	30	803
Cato Corp. - Class A	12	342
Cheesecake Factory Inc. (c)	26	807
Cracker Barrel Old Country Store Inc.	10	483
Dana Holding Corp. (c)	58	1,063
Deckers Outdoor Corp. (c)	16	1,402
Dillard’s Inc. (d)	24	1,245
Dollar Tree Inc. (c)	19	1,255

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
DSW Inc. (c) (d)	7	344
Expedia Inc.	38	1,099
Family Dollar Stores Inc.	39	2,067
Ford Motor Co. (c)	279	3,848
Fossil Inc. (c)	26	3,110
G-III Apparel Group Ltd. (c)	9	297
Garmin Ltd. (d)	60	1,987
Genesco Inc. (c)	10	533
Hibbett Sports Inc. (c)	12	493
Iconix Brand Group Inc. (c)	31	761
iRobot Corp. (c)	11	401
Jos. A. Bank Clothiers Inc. (c) (d)	12	604
K12 Inc. (c) (d)	14	460
Leggett & Platt Inc.	82	1,987
Liberty Media Corp. - Interactive (c)	84	1,406
Life Time Fitness Inc. (c)	18	724
Magna International Inc.	90	4,871
Maidenform Brands Inc. (c)	10	289
Mattel Inc.	73	1,993
Monro Muffler Brake Inc.	13	489
NetFlix Inc. (c)	11	2,914
O’Reilly Automotive Inc. (c)	21	1,379
Pier 1 Imports Inc. (c)	47	541
Pre-Paid Legal Services Inc. (c)	4	290
Sally Beauty Holdings Inc. (c)	75	1,290
Starbucks Corp.	111	4,401
Steven Madden Ltd. (c)	18	675
Tenneco Inc. (c)	25	1,087
Texas Roadhouse Inc. - Class A	31	550
Timberland Co. (c)	19	819
TRW Automotive Holdings Corp. (c)	49	2,895
Virgin Media Inc.	49	1,459
Vivendi SA	87	2,408
Wynn Resorts Ltd.	19	2,669

		65,937

CONSUMER STAPLES - 5.5%
Andersons Inc.	8	347
B&G Foods Inc.	20	419
Brown-Forman Corp.	28	2,062
Costco Wholesale Corp.	64	5,237
Darling International Inc. (c)	36	637
Diamond Foods Inc. (d)	9	708
Estee Lauder Cos. Inc.	24	2,536
Hain Celestial Group Inc. (c)	19	618
Hershey Co.	41	2,321
Ruddick Corp.	21	929
United Natural Foods Inc. (c)	21	907

		16,721

ENERGY - 5.3%
Chevron Corp.	21	2,111
ENI SpA	107	2,541
FMC Technologies Inc. (c)	43	1,934
James River Coal Co. (c) (d)	12	258
Knightsbridge Tankers Ltd. (d)	11	234
Lufkin Industries Inc.	13	1,123
Newfield Exploration Co. (c)	27	1,811
Occidental Petroleum Corp.	20	2,080
RPC Inc. (d)	61	1,499
Total SA	44	2,548

		16,139

FINANCIALS - 8.4%
Allstate Corp.	58	1,764
American Equity Investment Life Holding Co.	26	333
Banco Santander SA	221	2,549
Berkshire Hathaway Inc. (c)	24	1,894

	Shares/Par	Value
Cardtronics Inc. (c)	19	443
Chubb Corp.	32	2,020
Cincinnati Financial Corp. (d)	58	1,695
Community Bank System Inc.	15	367
Credit Suisse Group AG (c)	58	2,259
Extra Space Storage Inc.	38	807
EZCORP Inc. (c)	20	720
First Cash Financial Services Inc. (c)	14	569
First Niagara Financial Group Inc.	135	1,777
FNB Corp. (d)	49	512
Horace Mann Educators Corp.	17	263
People’s United Financial Inc.	133	1,785
Portfolio Recovery Associates Inc. (c)	7	633
Saul Centers Inc.	8	325
Torchmark Corp.	32	2,065
World Acceptance Corp. (c) (d)	6	424
Zurich Financial Services AG	9	2,284

		25,488

HEALTH CARE - 7.0%
Air Methods Corp. (c)	6	418
AstraZeneca Plc	51	2,561
Biogen Idec Inc. (c)	29	3,106
Cerner Corp. (c)	25	1,528
CR Bard Inc.	21	2,342
Cyberonics Inc. (c) (d)	13	350
Eli Lilly & Co.	53	1,976
Emergent BioSolutions Inc. (c)	16	350
GlaxoSmithKline Plc	121	2,590
Hanger Orthopedic Group Inc. (c)	15	363
HealthSpring Inc. (c)	24	1,127
MWI Veterinary Supply Inc. (c)	6	452
Par Pharmaceutical Cos. Inc. (c)	15	493
Parexel International Corp. (c)	25	599
Universal American Corp.	33	359
Varian Medical Systems Inc. (c)	28	1,981
Zoll Medical Corp. (c)	9	534

		21,129

INDUSTRIALS - 10.6%
Avery Dennison Corp.	43	1,678
Avis Budget Group Inc. (c)	42	722
Blount International Inc. (c)	22	376
CoStar Group Inc. (c) (d)	9	531
Dolan Media Co. (c)	13	107
Eaton Corp.	37	1,908
EnerSys	21	735
Franklin Electric Co. Inc.	10	487
GeoEye Inc. (c)	10	356
GT Solar International Inc. (c) (d)	65	1,059
HEICO Corp. (d)	7	405
Hexcel Corp. (c)	42	924
Huntington Ingalls Industries Inc. (c)	10	344
II-VI Inc. (c)	27	698
Joy Global Inc.	15	1,465
Lindsay Corp. (d)	5	353
Masco Corp.	146	1,762
Middleby Corp. (c)	8	752
Moog Inc. (c)	18	777
Northrop Grumman Systems Corp.	59	4,095
Old Dominion Freight Line Inc. (c)	24	899
PACCAR Inc.	54	2,780
RR Donnelley & Sons Co.	107	2,107
Sauer-Danfoss Inc. (c)	20	993
Textainer Group Holdings Ltd.	21	643
Titan Machinery Inc. (c)	8	230
United Parcel Service Inc.	27	1,970
United Rentals Inc. (c)	25	632

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
WW Grainger Inc.	14	2,170

		31,958

INFORMATION TECHNOLOGY - 16.6%
Advent Software Inc. (c)	22	629
Altera Corp.	46	2,148
Apple Inc. (c)	14	4,843
Atmel Corp. (c)	188	2,643
Autodesk Inc. (c)	34	1,326
BMC Software Inc. (c)	27	1,468
Broadcom Corp.	113	3,786
Ceva Inc. (c)	10	299
Check Point Software Technologies Ltd. (c)	31	1,765
Checkpoint Systems Inc. (c)	18	317
Coherent Inc. (c)	11	599
Cypress Semiconductor Corp. (c)	67	1,422
DTS Inc. (c)	8	310
Ebix Inc. (c) (d)	16	309
Fairchild Semiconductor International Inc. (c)	50	833
Finisar Corp. (c)	33	601
Fiserv Inc. (c)	22	1,407
Hittite Microwave Corp. (c)	13	829
Interactive Intelligence Inc. (c)	8	279
InterDigital Inc. (d)	19	783
j2 Global Communications Inc. (c)	20	557
Jabil Circuit Inc.	90	1,816
KLA-Tencor Corp.	25	1,020
Lam Research Corp. (c)	19	819
Linear Technology Corp.	34	1,122
Littelfuse Inc.	10	563
LivePerson Inc. (c) (d)	23	321
LTX-Credence Corp. (c)	22	197
Mellanox Technologies Ltd. (c)	15	452
Micrel Inc.	27	290
NetApp Inc. (c)	54	2,847
NetGear Inc. (c)	15	654
NetScout Systems Inc. (c)	18	382
Nokia Oyj	221	1,433
Power-One Inc. (c) (d)	47	383
Progress Software Corp. (c)	29	692
RF Micro Devices Inc. (c)	113	691
RightNow Technologies Inc. (c)	14	468
Sapient Corp. (c)	59	889
Smith Micro Software Inc. (c)	15	65
Synchronoss Technologies Inc. (c)	16	507
Texas Instruments Inc.	59	1,942
TriQuint Semiconductor Inc. (c)	64	651
ViaSat Inc. (c)	18	770
Vishay Intertechnology Inc. (c)	62	932
Wright Express Corp. (c)	17	863
Xilinx Inc.	66	2,424

		50,346

MATERIALS - 7.5%
Balchem Corp.	13	558
Ball Corp.	57	2,176
Cabot Corp.	27	1,074
Clearwater Paper Corp. (c)	5	350
Cliffs Natural Resources Inc.	55	5,109
Eastman Chemical Co.	29	3,002
Innophos Holdings Inc.	10	467
KapStone Paper and Packaging Corp. (c)	21	341
MeadWestvaco Corp.	71	2,355
PPG Industries Inc.	23	2,106
Sensient Technologies Corp.	22	799
Sherwin-Williams Co.	23	1,954
Sigma-Aldrich Corp.	18	1,342

	Shares/Par	Value
Solutia Inc. (c)	50	1,146

		22,779

TELECOMMUNICATION SERVICES - 7.3%
AT&T Inc.	63	1,972
CenturyTel Inc.	40	1,629
Deutsche Telekom AG	181	2,831
France Telecom SA (d)	112	2,387
Koninklijke KPN NV	161	2,338
MetroPCS Communications Inc. (c)	146	2,512
NII Holdings Inc. - Class B (c)	26	1,083
Telecom Italia SpA	1,810	2,518
Telefonica SA	103	2,522
Vodafone Group Plc	905	2,400

		22,192

UTILITIES - 9.5%
Alliant Energy Corp.	51	2,071
Dominion Resources Inc.	43	2,098
DTE Energy Co.	41	2,071
E.ON AG	77	2,179
Edison International	48	1,851
El Paso Electric Co.	18	594
Enel SpA	469	3,060
Entergy Corp.	26	1,776
GDF Suez	65	2,385
Integrys Energy Group Inc.	38	1,992
National Grid Plc	271	2,667
NiSource Inc.	105	2,122
Pinnacle West Capital Corp.	45	1,984
RWE AG	35	1,958

		28,808

Total Common Stocks (cost $275,326)		301,497

SHORT TERM INVESTMENTS - 3.5%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	662	662

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	9,313	9,313
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	636	620

		9,933

Total Short Term Investments (cost $10,611)		10,595

Total Investments - 103.0% (cost $285,937)		312,092
Other Assets and Liabilities, Net - (3.0%)		(9,232)

Total Net Assets - 100.0%		$302,860

JNL/Mellon Capital Management JNL Optimized 5 Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	23.5%
Information Technology	16.4
Telecommunication Services	12.0
Financials	8.2
Materials	7.9
Consumer Staples	6.7
Industrials	6.4
Utilities	5.7
Energy	5.3
Health Care	4.7

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Short Term Investments	3.2

Total Investments	100.0%

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 24.3%
Autoliv Inc. (d)	82	$6,467
Bed Bath & Beyond Inc. (c)	88	5,143
Dana Holding Corp. (c)	131	2,398
Deckers Outdoor Corp. (c)	36	3,151
Dillard’s Inc. (d)	54	2,810
Dollar Tree Inc. (c)	43	2,833
Esprit Holdings Ltd.	830	2,581
Expedia Inc.	85	2,462
Ford Motor Co. (c)	630	8,682
Fossil Inc. (c)	60	7,117
Genuine Parts Co.	39	2,148
Liberty Media Corp. - Interactive (c)	193	3,241
Magna International Inc.	203	10,990
Marks & Spencer Group Plc	684	3,969
O’Reilly Automotive Inc. (c)	47	3,106
Pier 1 Imports Inc. (c)	108	1,247
Sally Beauty Holdings Inc. (c) (d)	170	2,902
Starbucks Corp.	252	9,933
Tenneco Inc. (c)	56	2,452
Thomson Reuters Corp.	54	2,043
Timberland Co. (c)	43	1,845
TRW Automotive Holdings Corp. (c)	112	6,627
Virgin Media Inc. (d)	110	3,281
Vivendi SA	189	5,245
Wynn Resorts Ltd.	42	6,040

		108,713

CONSUMER STAPLES - 6.9%
Campbell Soup Co.	58	2,006
Clorox Co.	32	2,164
Costco Wholesale Corp.	146	11,899
General Mills Inc.	57	2,121
HJ Heinz Co.	41	2,175
Kellogg Co.	40	2,187
Kraft Foods Inc. - Class A	125	4,421
SUPERVALU Inc. (d)	210	1,972
Sysco Corp.	70	2,171

		31,116

ENERGY - 5.4%
ConocoPhillips	30	2,243
Enbridge Inc.	72	2,351
ENI SpA	232	5,477
Frontline Ltd. (d)	81	1,188
RPC Inc. (d)	137	3,373
Spectra Energy Corp.	82	2,240
Teekay Corp.	62	1,906
Total SA	95	5,519

		24,297

FINANCIALS - 8.4%
Banco Santander SA	477	5,512
Bank of China Ltd.	7,494	3,650
BOC Hong Kong Holdings Ltd.	1,162	3,373
China Construction Bank Corp.	4,472	3,707
Credit Suisse Group AG (c)	126	4,920
Industrial & Commercial Bank of China	5,308	4,031
Man Group Plc	853	3,243
RSA Insurance Group Plc	2,027	4,389
Zurich Financial Services AG	20	4,977

		37,802

	Shares/Par	Value

HEALTH CARE - 4.8%
Abbott Laboratories	43	2,240
AstraZeneca Plc	111	5,535
Cerner Corp. (c)	56	3,440
GlaxoSmithKline Plc	263	5,638
Pfizer Inc.	226	4,653

		21,506

INDUSTRIALS - 6.6%
Avis Budget Group Inc. (c)	96	1,641
BAE Systems Plc	765	3,911
General Electric Co.	216	4,077
Joy Global Inc.	35	3,358
PACCAR Inc.	124	6,339
Raytheon Co.	44	2,185
Sauer-Danfoss Inc. (c)	45	2,275
United Rentals Inc. (c)	56	1,415
Waste Management Inc.	55	2,048
Watsco Inc. (d)	32	2,202

		29,451

INFORMATION TECHNOLOGY - 16.8%
Altera Corp.	106	4,926
Apple Inc. (c)	33	11,005
Atmel Corp. (c)	425	5,980
Autodesk Inc. (c)	77	2,981
BMC Software Inc. (c)	60	3,301
Broadcom Corp.	155	5,223
Check Point Software Technologies Ltd. (c)	71	4,010
Cypress Semiconductor Corp. (c)	154	3,253
Diebold Inc.	63	1,965
Fairchild Semiconductor International Inc. (c)	114	1,910
Finisar Corp. (c) (d)	75	1,354
Fiserv Inc. (c)	51	3,164
Jabil Circuit Inc.	202	4,088
KLA-Tencor Corp.	57	2,300
Lam Research Corp. (c)	42	1,850
Linear Technology Corp.	77	2,530
NetApp Inc. (c)	123	6,478
Nokia Oyj	489	3,170
Power-One Inc. (c) (d)	102	825
RF Micro Devices Inc. (c)	257	1,570
TriQuint Semiconductor Inc. (c)	149	1,514
Vishay Intertechnology Inc. (c)	140	2,103

		75,500

MATERIALS - 8.2%
Cabot Corp.	61	2,421
Cliffs Natural Resources Inc.	126	11,613
Eastman Chemical Co.	67	6,830
MeadWestvaco Corp.	78	2,586
Nucor Corp.	46	1,911
RPM International Inc.	92	2,112
Sigma-Aldrich Corp.	41	3,026
Solutia Inc. (c)	113	2,583
Sonoco Products Co.	61	2,155
Southern Copper Corp.	42	1,377

		36,614

TELECOMMUNICATION SERVICES - 12.4%
AT&T Inc.	135	4,238
Deutsche Telekom AG	392	6,120
France Telecom SA (d)	244	5,196
Koninklijke KPN NV	349	5,079
MetroPCS Communications Inc. (c)	329	5,666
NII Holdings Inc. - Class B (c)	57	2,436
Rogers Communications Inc. - Class B	59	2,313
Telecom Italia SpA	3,913	5,445

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Telefonica SA	225	5,492
Verizon Communications Inc.	110	4,113
Vodafone Group Plc	3,486	9,249

		55,347

UTILITIES - 5.9%
E.ON AG	165	4,705
Enel SpA	1,012	6,611
GDF Suez	142	5,196
National Grid Plc	586	5,765
RWE AG	76	4,229

		26,506

Total Common Stocks (cost $426,897)		446,852

SHORT TERM INVESTMENTS - 3.3%

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	14,313	14,313
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	391	381

Total Short Term Investments (cost $14,704)		14,694

Total Investments - 103.0% (cost $441,601)		461,546
Other Assets and Liabilities, Net - (3.0%)		(13,443)

Total Net Assets - 100.0%		$448,103

JNL/Mellon Capital Management Consumer Brands Sector Fund

Sector Weightings:	Percentage of Total Investments
Consumer Discretionary	71.9%
Consumer Staples	16.1
Health Care	3.2
Industrials	3.0
Information Technology	2.7
Short Term Investments	3.1

Total Investments	100.0%

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 74.0%
99 Cents Only Stores (c)	3	$52
Aaron’s Inc.	4	105
Abercrombie & Fitch Co. - Class A	4	298
Advance Auto Parts Inc.	4	231
Aeropostale Inc. (c)	4	78
Amazon.com Inc. (c)	18	3,654
American Eagle Outfitters Inc.	10	122
ANN Inc. (c)	3	73
Apollo Group Inc. - Class A (c)	6	282
Arbitron Inc.	1	57
Ascena Retail Group Inc. (c)	3	111
AutoNation Inc. (c) (d)	2	84
AutoZone Inc. (c)	1	377
Bally Technologies Inc. (c) (d)	3	109
Bed Bath & Beyond Inc. (c)	13	741
Best Buy Co. Inc.	16	506
Big Lots Inc. (c)	4	123
Bob Evans Farms Inc.	2	52
Brinker International Inc.	4	109
Buckle Inc. (d)	1	58
Cablevision Systems Corp. - Class A	12	430
Career Education Corp. (c) (d)	3	70
Carmax Inc. (c)	11	380

	Shares/Par	Value
Carnival Corp.	21	787
Cato Corp. - Class A	1	42
CBS Corp. - Class B	32	903
CEC Entertainment Inc.	1	43
Charter Communications Inc. (c)	2	109
Cheesecake Factory Inc. (c)	3	86
Chico’s FAS Inc.	9	135
Childrens Place Retail Stores Inc. (c)	1	60
Chipotle Mexican Grill Inc. - Class A (c)	2	487
Choice Hotels International Inc.	2	56
Collective Brands Inc. (c)	3	45
Comcast Corp. - Class A	104	2,646
Comcast Corp. - Special Class A	34	836
Cracker Barrel Old Country Store Inc.	1	55
CTC Media Inc.	3	59
Darden Restaurants Inc.	7	350
DeVry Inc.	3	177
Dick’s Sporting Goods Inc. (c)	5	178
Dillard’s Inc. - Class A (d)	2	115
DirecTV - Class A (c)	39	1,979
Discovery Communications Inc. - Class A (c)	7	290
Discovery Communications Inc. - Class C (c)	7	243
DISH Network Corp. - Class A (c)	10	314
Dollar Tree Inc. (c)	6	409
DreamWorks Animation SKG Inc. - Class A (c)	3	63
Expedia Inc.	10	293
Family Dollar Stores Inc.	6	307
Foot Locker Inc.	8	186
GameStop Corp. - Class A (c) (d)	7	200
Gannett Co. Inc.	12	171
Gap Inc.	17	316
Gaylord Entertainment Co. (c)	2	62
Genesco Inc. (c)	1	62
Group 1 Automotive Inc. (d)	1	49
Guess? Inc.	3	134
H&R Block Inc.	15	247
Hillenbrand Inc.	3	72
Home Depot Inc.	81	2,935
HSN Inc. (c)	2	65
Hyatt Hotels Corp. - Class A (c)	2	75
International Game Technology	15	264
International Speedway Corp. - Class A	1	41
Interpublic Group of Cos. Inc.	25	307
ITT Educational Services Inc. (c) (d)	2	121
J.C. Penney Co. Inc.	8	281
Jack in the Box Inc. (c)	3	60
John Wiley & Sons Inc. - Class A	3	135
Kohl’s Corp.	14	700
Lamar Advertising Co. - Class A (c)	3	77
Las Vegas Sands Corp. (c)	24	1,024
Liberty Global Inc. (c)	6	245
Liberty Global Inc. - Class A (c) (d)	6	258
Liberty Media Corp. - Starz (c)	3	201
Liberty Media Corp. - Capital (c)	4	323
Liberty Media Corp. - Interactive (c)	29	481
Life Time Fitness Inc. (c)	2	82
Limited Brands Inc.	14	537
Live Nation Inc. (c)	8	91
Lowe’s Cos. Inc.	66	1,540
Macy’s Inc.	22	632
Madison Square Garden Inc. - Class A (c)	3	83
Marriott International Inc. - Class A	16	577
Matthews International Corp. - Class A	2	61
McDonald’s Corp.	53	4,461
McGraw-Hill Cos. Inc.	15	648
Men’s Wearhouse Inc.	3	87
Meredith Corp.	2	59
MGM Resorts International (c) (d)	16	212

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Morningstar Inc.	1	77
NetFlix Inc. (c)	2	602
New York Times Co. - Class A (c) (d)	6	55
News Corp. - Class A	92	1,629
News Corp. - Class B	22	400
Nordstrom Inc.	9	406
O’Reilly Automotive Inc. (c)	7	459
Office Depot Inc. (c)	14	57
OfficeMax Inc. (c)	4	35
Omnicom Group Inc.	14	687
Orient-Express Hotels Ltd. - Class A (c)	5	51
Panera Bread Co. - Class A (c)	1	184
Papa John’s International Inc. (c)	1	35
Penn National Gaming Inc. (c)	3	139
PetSmart Inc.	6	264
PF Chang’s China Bistro Inc. (d)	1	48
Pinnacle Entertainment Inc. (c)	3	46
Priceline.com Inc. (c)	2	1,275
RadioShack Corp. (d)	6	74
Regal Entertainment Group - Class A (d)	4	48
Regis Corp.	3	42
Rent-A-Center Inc.	3	95
Ross Stores Inc.	6	478
Royal Caribbean Cruises Ltd. (c)	7	256
Saks Inc. (c)	6	66
Sally Beauty Holdings Inc. (c)	5	83
Scholastic Corp. (d)	1	27
Scientific Games Corp. - Class A (c)	3	34
Scripps Networks Interactive Inc. - Class A	5	225
Sears Holdings Corp. (c) (d)	2	172
Service Corp. International	12	142
Shutterfly Inc. (c)	1	85
Signet Jewelers Ltd. (c)	4	198
Six Flags Entertainment Corp. (d)	3	102
Sonic Corp. (c)	3	35
Sotheby’s - Class A	3	145
Staples Inc.	37	585
Starbucks Corp.	38	1,489
Starwood Hotels & Resorts Worldwide Inc.	10	550
Strayer Education Inc. (d)	1	86
Target Corp.	32	1,494
Tiffany & Co.	6	504
Time Warner Cable Inc.	17	1,332
Time Warner Inc.	56	2,046
TJX Cos. Inc.	20	1,055
Tractor Supply Co.	4	245
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	159
Urban Outfitters Inc. (c)	6	179
Vail Resorts Inc.	2	85
Valassis Communications Inc. (c)	2	73
Viacom Inc. - Class B	27	1,380
Walt Disney Co.	90	3,517
Washington Post Co. - Class B (d)	—	109
Weight Watchers International Inc.	2	129
Wendy’s/Arby’s Group Inc.	16	81
Williams-Sonoma Inc.	5	175
WMS Industries Inc. (c)	3	87
Wyndham Worldwide Corp.	9	290
Wynn Resorts Ltd.	5	646
Yum! Brands Inc.	24	1,310

		63,693

CONSUMER STAPLES - 16.5%
BJ’s Wholesale Club Inc. (c)	3	134
Casey’s General Stores Inc.	2	79
Costco Wholesale Corp.	22	1,781
CVS Caremark Corp.	69	2,594
Kroger Co.	29	723

	Shares/Par	Value
Rite Aid Corp. (c)	31	42
Ruddick Corp.	2	90
Safeway Inc.	18	427
SUPERVALU Inc. (d)	11	101
Sysco Corp.	30	932
United Natural Foods Inc. (c)	2	95
Wal-Mart Stores Inc.	90	4,772
Walgreen Co.	46	1,972
Whole Foods Market Inc.	8	493

		14,235

HEALTH CARE - 3.3%
AmerisourceBergen Corp.	14	576
Cardinal Health Inc.	18	804
Chemed Corp.	1	71
McKesson Corp.	13	1,079
Omnicare Inc.	6	189
VCA Antech Inc. (c)	4	92

		2,811

INDUSTRIALS - 3.1%
Alaska Air Group Inc. (c)	2	129
AMR Corp. (c) (d)	16	87
Avis Budget Group Inc. (c)	5	89
Copart Inc. (c)	4	166
Delta Air Lines Inc. (c)	43	394
Dun & Bradstreet Corp.	3	191
Hertz Global Holdings Inc. (c)	12	187
IHS Inc. - Class A (c)	2	198
JetBlue Airways Corp. (c)	12	72
Nielsen Holdings NV (c)	4	114
Rollins Inc.	4	74
SkyWest Inc. (d)	3	44
Southwest Airlines Co.	38	430
United Continental Holdings Inc. (c)	17	380
US Airways Group Inc. (c)	8	73

		2,628

INFORMATION TECHNOLOGY - 2.8%
Acxiom Corp. (c)	4	50
Dolby Laboratories Inc. - Class A (c)	3	110
eBay Inc. (c)	57	1,836
Factset Research Systems Inc.	2	222
ValueClick Inc. (c)	4	69
WebMD Health Corp. - Class A (c) (d)	3	137

		2,424

Total Common Stocks (cost $72,683)		85,791

SHORT TERM INVESTMENTS - 3.2%

Investment Company - 1.2%
JNL Money Market Fund, 0.01% (a) (b)	1,021	1,021

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	1,685	1,685
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	33	32

		1,717

Total Short Term Investments (cost $2,739)		2,738

Total Investments - 102.9% (cost $75,422)		88,529
Other Assets and Liabilities, Net - (2.9%)		(2,509)

Total Net Assets - 100.0%		$86,020

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value

JNL/Mellon Capital Management Financial Sector Fund

Sector Weightings:	Percentage of Total Investments
Financials	93.4%
Information Technology	4.0
Materials	0.5
Industrials	0.2
Short Term Investments	1.9

Total Investments	100.0%

COMMON STOCKS - 100.0%

FINANCIALS - 95.2%
ACE Ltd.	28	$1,873
Affiliated Managers Group Inc. (c)	4	438
AFLAC Inc.	40	1,851
Alexandria Real Estate Equities Inc.	5	412
Alleghany Corp. (c)	1	218
Allied World Assurance Co. Holdings Ltd.	3	181
Allstate Corp.	41	1,256
American Campus Communities Inc.	6	196
American Capital Agency Corp. (d)	10	296
American Express Co.	90	4,645
American Financial Group Inc.	6	229
American International Group Inc. (c)	36	1,068
American National Insurance Co.	1	93
Ameriprise Financial Inc.	21	1,200
Annaly Capital Management Inc.	67	1,201
AON Corp.	25	1,291
Apartment Investment & Management Co. - Class A	10	263
Arch Capital Group Ltd. (c)	11	348
Argo Group International Holdings Ltd.	3	82
Arthur J Gallagher & Co.	9	260
Aspen Insurance Holdings Ltd.	6	158
Associated Banc-Corp	14	193
Assurant Inc.	8	283
Assured Guaranty Ltd.	14	229
Astoria Financial Corp.	8	97
AvalonBay Communities Inc.	7	908
Axis Capital Holdings Ltd.	10	318
BancorpSouth Inc. (d)	7	86
Bank of America Corp.	793	8,689
Bank of Hawaii Corp.	4	177
Bank of New York Mellon Corp. (a)	104	2,664
BB&T Corp.	58	1,560
Berkshire Hathaway Inc. - Class B (c)	81	6,245
BioMed Realty Trust Inc.	11	216
BlackRock Inc.	8	1,544
BOK Financial Corp.	2	122
Boston Properties Inc.	12	1,235
Brandywine Realty Trust	11	122
BRE Properties Inc. - Class A	6	319
Brookfield Properties Corp.	22	421
Brown & Brown Inc.	10	255
Camden Property Trust	6	374
Capital One Financial Corp.	38	1,985
CapitalSource Inc.	23	150
Capitol Federal Financial Inc.	15	176
Cathay General Bancorp	6	96
CB Richard Ellis Group Inc. - Class A (c)	25	625
CBL & Associates Properties Inc.	11	208
Charles Schwab Corp.	81	1,337
Chimera Investment Corp.	84	289
Chubb Corp.	25	1,540
Cincinnati Financial Corp. (d)	13	373

	Shares/Par	Value
CIT Group Inc. (c)	15	664
Citigroup Inc.	225	9,380
City National Corp.	4	212
CME Group Inc.	6	1,647
CNO Financial Group Inc. (c)	20	160
Colonial Properties Trust	7	136
Comerica Inc.	15	516
Commerce Bancshares Inc.	7	294
CommonWealth REIT	6	167
Corporate Office Properties Trust	5	167
Cullen/Frost Bankers Inc.	5	273
DCT Industrial Trust Inc.	19	99
Delphi Financial Group Inc. - Class A	4	119
Developers Diversified Realty Corp.	17	236
DiamondRock Hospitality Co.	13	141
Digital Realty Trust Inc. (d)	8	472
Discover Financial Services	46	1,220
Douglas Emmett Inc.	11	218
Duke Realty Corp.	21	292
DuPont Fabros Technology Inc. (d)	5	114
E*Trade Financial Corp. (c)	18	244
East West Bancorp Inc.	12	244
EastGroup Properties Inc.	2	97
Eaton Vance Corp.	10	296
Endurance Specialty Holdings Ltd.	4	146
Entertainment Properties Trust	4	193
Equity Lifestyle Properties Inc.	3	166
Equity Residential	24	1,427
Erie Indemnity Co. - Class A	3	179
Essex Property Trust Inc.	3	352
Everest Re Group Ltd.	5	374
Extra Space Storage Inc.	7	149
Federal Realty Investment Trust	5	438
Federated Investors Inc. - Class B (d)	8	201
Fidelity National Financial Inc. - Class A	19	298
Fifth Third Bancorp	76	971
First American Financial Corp.	8	120
First Financial Bankshares Inc. (d)	3	89
First Horizon National Corp.	22	208
First Midwest Bancorp Inc.	6	78
First Niagara Financial Group Inc.	26	338
FirstMerit Corp.	9	141
FNB Corp. (d)	9	91
Forest City Enterprises Inc. - Class A (c)	10	192
Forestar Group Inc. (c)	3	47
Franklin Resources Inc.	13	1,680
Franklin Street Properties Corp. (d)	6	81
Fulton Financial Corp.	18	188
General Growth Properties Inc.	33	555
Genworth Financial Inc. - Class A (c)	43	439
Glacier Bancorp Inc.	6	83
Goldman Sachs Group Inc.	36	4,841
Greenhill & Co. Inc. (d)	2	127
Hancock Holding Co.	6	190
Hanover Insurance Group Inc.	4	151
Hartford Financial Services Group Inc.	37	973
Hatteras Financial Corp. (d)	6	176
HCC Insurance Holdings Inc.	10	300
HCP Inc.	31	1,142
Health Care REIT Inc.	15	770
Healthcare Realty Trust Inc.	5	112
Highwoods Properties Inc.	6	192
Home Properties Inc.	3	195
Horace Mann Educators Corp.	3	46
Hospitality Properties Trust	10	251
Host Hotels & Resorts Inc.	58	981
Howard Hughes Corp. (c)	3	204
Hudson City Bancorp Inc.	41	335

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Huntington Bancshares Inc.	73	476
IberiaBank Corp.	2	131
IntercontinentalExchange Inc. (c)	6	779
International Bancshares Corp.	5	85
Invesco Ltd.	38	897
Investment Technology Group Inc. (c)	3	49
Janus Capital Group Inc.	15	142
Jefferies Group Inc.	11	221
Jones Lang LaSalle Inc.	3	329
JPMorgan Chase & Co.	226	9,250
KBW Inc.	3	52
KeyCorp	75	622
Kilroy Realty Corp.	5	188
Kimco Realty Corp.	34	634
Knight Capital Group Inc. - Class A (c)	8	83
LaSalle Hotel Properties	6	157
Legg Mason Inc.	12	401
Lexington Realty Trust (d)	9	83
Liberty Property Trust (d)	9	306
Lincoln National Corp.	27	767
Loews Corp.	29	1,201
M&T Bank Corp.	9	835
Macerich Co.	11	588
Mack-Cali Realty Corp.	7	233
Markel Corp. (c)	1	323
Marsh & McLennan Cos. Inc.	45	1,417
Marshall & Ilsley Corp.	44	347
MB Financial Inc.	4	83
MBIA Inc. (c) (d)	12	105
Mercury General Corp.	2	91
MetLife Inc.	69	3,034
MF Global Holdings Ltd. (c)	14	105
MFA Financial Inc.	28	228
MGIC Investment Corp. (c)	16	94
Mid-America Apartment Communities Inc.	3	184
Montpelier Re Holdings Ltd.	5	92
Moody’s Corp.	16	625
Morgan Stanley	116	2,675
MSCI Inc. - Class A (c)	10	373
NASDAQ OMX Group Inc. (c)	11	288
National Penn Bancshares Inc.	10	81
National Retail Properties Inc. (d)	7	182
Nationwide Health Properties Inc.	11	457
New York Community Bancorp Inc.	38	569
Northern Trust Corp.	18	834
NYSE Euronext	22	761
Old National Bancorp	6	69
Old Republic International Corp.	20	230
Omega Healthcare Investors Inc.	8	169
optionsXpress Holdings Inc.	4	64
PacWest Bancorp	2	43
Park National Corp. (d)	1	63
PartnerRe Ltd.	5	378
People’s United Financial Inc.	30	404
Piedmont Office Realty Trust Inc. (d)	15	298
Piper Jaffray Cos. (c)	1	40
Platinum Underwriters Holdings Ltd.	3	109
Plum Creek Timber Co. Inc.	14	559
PNC Financial Services Group Inc.	44	2,643
Popular Inc. (c)	84	231
Post Properties Inc.	4	172
Potlatch Corp.	3	121
Principal Financial Group Inc.	26	781
PrivateBancorp Inc.	5	72
ProAssurance Corp. (c)	2	173
Progressive Corp.	52	1,119
ProLogis Inc.	36	1,287
Prosperity Bancshares Inc.	4	176

	Shares/Par	Value
Protective Life Corp.	7	157
Provident Financial Services Inc.	5	68
Prudential Financial Inc.	41	2,590
Public Storage	12	1,351
Radian Group Inc. (d)	11	45
Raymond James Financial Inc.	9	277
Rayonier Inc.	7	438
Realty Income Corp. (d)	10	326
Redwood Trust Inc. (d)	6	93
Regency Centers Corp.	7	297
Regions Financial Corp.	107	665
Reinsurance Group of America Inc.	6	372
RenaissanceRe Holdings Ltd.	4	293
RLI Corp. (d)	2	94
SEI Investments Co.	13	283
Selective Insurance Group	5	80
Senior Housing Properties Trust	12	272
Signature Bank (c)	4	206
Simon Property Group Inc.	25	2,859
SL Green Realty Corp.	7	547
SLM Corp.	41	692
St. Joe Co. (c) (d)	7	151
StanCorp Financial Group Inc.	4	176
Starwood Property Trust Inc. (d)	4	83
State Street Corp.	42	1,904
Sterling Bancshares Inc.	7	60
Stifel Financial Corp. (c)	4	157
Sunstone Hotel Investors Inc. (c)	9	83
SunTrust Banks Inc.	42	1,079
Susquehanna Bancshares Inc.	12	92
SVB Financial Group (c)	3	208
Synovus Financial Corp.	63	131
T. Rowe Price Group Inc.	22	1,312
Tanger Factory Outlet Centers Inc.	6	171
Taubman Centers Inc.	5	285
TCF Financial Corp.	11	147
TD Ameritrade Holding Corp.	20	389
TFS Financial Corp. (c)	7	66
Torchmark Corp.	6	410
Tower Group Inc.	3	81
Transatlantic Holdings Inc.	5	255
Travelers Cos. Inc.	35	2,062
Trustmark Corp.	5	110
U.S. Bancorp	161	4,115
UDR Inc.	15	376
UMB Financial Corp.	2	103
Umpqua Holdings Corp.	8	98
United Bankshares Inc. (d)	4	93
Unitrin Inc.	4	116
Unum Group	25	648
Validus Holdings Ltd.	6	176
Valley National Bancorp (d)	14	185
Ventas Inc.	14	729
Vornado Realty Trust	15	1,411
Waddell & Reed Financial Inc. - Class A	7	257
Washington Federal Inc.	10	162
Washington REIT	5	170
Webster Financial Corp.	6	122
Weingarten Realty Investors (d)	10	246
Wells Fargo & Co.	340	9,532
Westamerica Bancorporation	2	110
White Mountains Insurance Group Ltd.	1	220
Willis Group Holdings Plc	15	604
Wintrust Financial Corp. (d)	3	90
WR Berkley Corp.	11	341
XL Group Plc	26	564
Zions Bancorporation	16	376

		170,932

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value

INDUSTRIALS - 0.2%
Equifax Inc.	11	368

INFORMATION TECHNOLOGY - 4.1%
MasterCard Inc. - Class A	9	2,678
Visa Inc. - Class A	42	3,555
Western Union Co.	53	1,065

		7,298

MATERIALS - 0.5%
Weyerhaeuser Co.	44	969

Total Common Stocks (cost $161,306)		179,567

SHORT TERM INVESTMENTS - 2.0%

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	3,289	3,289
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	245	239

Total Short Term Investments (cost $3,534)		3,528

Total Investments - 102.0% (cost $164,840)		183,095
Other Assets and Liabilities, Net - (2.0%)		(3,606)

Total Net Assets - 100.0%		$179,489

JNL/Mellon Capital Management Healthcare Sector Fund

Sector Weightings:	Percentage of Total Investments
Health Care	97.9%
Rights	0.0
Short Term Investments	2.1

Total Investments	100.0%

COMMON STOCKS - 99.5%

HEALTH CARE - 99.5%
Abbott Laboratories	273	$14,363
Acorda Therapeutics Inc. (c)	7	220
Aetna Inc.	67	2,951
Alere Inc. (c)	15	558
Alexion Pharmaceuticals Inc. (c)	32	1,516
Alkermes Inc. (c)	17	324
Allergan Inc.	54	4,531
Amedisys Inc. (c)	6	150
AMERIGROUP Corp. (c)	9	631
Amgen Inc. (c)	166	9,663
Amylin Pharmaceuticals Inc. (c)	24	320
Auxilium Pharmaceuticals Inc. (c) (d)	7	145
Baxter International Inc.	101	6,057
Becton Dickinson & Co.	36	3,123
Bio-Rad Laboratories Inc. - Class A (c)	3	405
Biogen Idec Inc. (c)	40	4,322
BioMarin Pharmaceutical Inc. (c)	20	534
Boston Scientific Corp. (c)	273	1,885
Bristol-Myers Squibb Co.	305	8,831
Brookdale Senior Living Inc. (c)	17	415
CareFusion Corp. (c)	40	1,074
Catalyst Health Solutions Inc. (c)	8	427
Celgene Corp. (c)	83	5,023
Centene Corp. (c)	9	312
Cephalon Inc. (c)	14	1,081
Cepheid Inc. (c)	11	382
Charles River Laboratories International Inc. (c)	9	384

	Shares/Par	Value
CIGNA Corp.	48	2,487
Community Health Systems Inc. (c)	17	431
Cooper Cos. Inc.	8	644
Covance Inc. (c)	10	618
Coventry Health Care Inc. (c)	26	945
Covidien Plc	87	4,652
CR Bard Inc.	15	1,667
Cubist Pharmaceuticals Inc. (c)	10	355
DaVita Inc. (c)	17	1,479
Dendreon Corp. (c)	26	1,006
Dentsply International Inc.	26	978
Edwards Lifesciences Corp. (c)	20	1,756
Eli Lilly & Co.	174	6,516
Endo Pharmaceuticals Holdings Inc. (c)	18	740
Express Scripts Inc. (c)	87	4,680
Forest Laboratories Inc. (c)	51	2,022
Gen-Probe Inc. (c)	9	608
Gilead Sciences Inc. (c)	141	5,825
Haemonetics Corp. (c)	4	277
HCA Holdings Inc. (c)	21	707
Health Management Associates Inc. - Class A (c)	44	478
Health Net Inc. (c)	17	550
Healthsouth Corp. (c)	16	433
HealthSpring Inc. (c)	12	542
Henry Schein Inc. (c)	16	1,142
Hill-Rom Holdings Inc.	11	501
HMS Holdings Corp. (c)	5	373
Hologic Inc. (c)	45	912
Hospira Inc. (c)	30	1,682
Human Genome Sciences Inc. (c)	33	806
Humana Inc.	30	2,416
Idexx Laboratories Inc. (c)	10	783
Illumina Inc. (c)	22	1,659
Immucor Inc. (c)	11	216
Impax Laboratories Inc. (c)	11	231
Incyte Corp. (c) (d)	20	382
InterMune Inc. (c)	8	303
Intuitive Surgical Inc. (c)	7	2,609
Invacare Corp.	5	179
Isis Pharmaceuticals Inc. (c) (d)	18	164
Johnson & Johnson	485	32,261
Kinetic Concepts Inc. (c)	11	661
Laboratory Corp. of America Holdings (c)	18	1,701
Life Technologies Corp. (c)	32	1,668
LifePoint Hospitals Inc. (c)	9	368
Lincare Holdings Inc.	17	503
Magellan Health Services Inc. (c)	6	307
Masimo Corp.	9	264
Medco Health Solutions Inc. (c)	71	4,019
Medicis Pharmaceutical Corp. - Class A	11	417
Mednax Inc. (c)	9	625
Medtronic Inc.	192	7,409
Merck & Co. Inc.	545	19,238
Mylan Inc. (c)	77	1,907
Myriad Genetics Inc. (c)	15	344
Nektar Therapeutics (c)	21	153
NuVasive Inc. (c) (d)	7	217
Onyx Pharmaceuticals Inc. (c)	11	389
Owens & Minor Inc.	11	390
Par Pharmaceutical Cos. Inc. (c)	6	194
Parexel International Corp. (c)	10	224
Patterson Cos. Inc.	18	607
PDL BioPharma Inc. (d)	23	137
Perrigo Co.	15	1,307
Pfizer Inc.	1,428	29,423
Pharmaceutical Product Development Inc.	19	516
Pharmasset Inc. (c)	6	710

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
PSS World Medical Inc. (c)	9	257
Quest Diagnostics Inc.	28	1,629
Regeneron Pharmaceuticals Inc. (c)	13	722
ResMed Inc. (c) (d)	28	853
Salix Pharmaceuticals Ltd. (c)	9	373
Savient Pharmaceuticals Inc. (c) (d)	10	75
Seattle Genetics Inc. (c) (d)	18	366
Sirona Dental Systems Inc. (c)	10	536
St. Jude Medical Inc.	58	2,760
STERIS Corp.	9	322
Stryker Corp.	53	3,087
Techne Corp.	6	537
Teleflex Inc.	7	434
Tenet Healthcare Corp. (c)	83	521
Theravance Inc. (c)	12	274
Thermo Fisher Scientific Inc. (c)	68	4,387
Thoratec Corp. (c)	11	346
United Therapeutics Corp. (c)	9	513
UnitedHealth Group Inc.	195	10,069
Universal Health Services Inc. - Class B	16	810
Varian Medical Systems Inc. (c)	21	1,491
Vertex Pharmaceuticals Inc. (c)	37	1,912
Warner Chilcott Plc - Class A	25	593
Waters Corp. (c)	16	1,556
Watson Pharmaceuticals Inc. (c)	23	1,553
WellCare Health Plans Inc. (c)	8	392
WellPoint Inc.	66	5,166
West Pharmaceutical Services Inc.	6	242
Zimmer Holdings Inc. (c)	34	2,159

Total Common Stocks (cost $248,934)		274,275

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding Inc. (c) (e)	2	—

Total Rights (cost $2)		—

SHORT TERM INVESTMENTS - 2.1%

Investment Company - 1.4%
JNL Money Market Fund, 0.01% (a) (b)	3,780	3,780

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	1,975	1,975
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	53	52

		2,027

Total Short Term Investments (cost $5,808)		5,807

Total Investments - 101.6% (cost $254,744)		280,082
Other Assets and Liabilities, Net - (1.6%)		(4,422)

Total Net Assets - 100.0%		$275,660

JNL/Mellon Capital Management Oil & Gas Sector Fund

Sector Weightings:	Percentage of Total Investments
Energy	97.6%
Utilities	0.5
Information Technology	0.5
Industrials	0.1
Short Term Investments	1.3

	Shares/Par	Value

Total Investments		100.0%

COMMON STOCKS - 99.8%

ENERGY - 98.7%
Anadarko Petroleum Corp.	274	$21,006
Apache Corp.	208	25,714
Atlas Energy Inc. Escrow (c) (e)	37	4
Atwood Oceanics Inc. (c)	30	1,322
Baker Hughes Inc.	236	17,125
Berry Petroleum Co. - Class A	26	1,360
Bill Barrett Corp. (c)	22	1,027
Brigham Exploration Co. (c)	59	1,779
Bristow Group Inc.	18	929
Cabot Oil & Gas Corp. - Class A	56	3,745
Cameron International Corp. (c)	133	6,697
CARBO Ceramics Inc.	11	1,781
Carrizo Oil & Gas Inc. (c)	19	776
Chesapeake Energy Corp.	364	10,810
Chevron Corp.	1,085	111,541
Cimarex Energy Co.	46	4,100
Complete Production Services Inc. (c)	39	1,313
Comstock Resources Inc. (c) (d)	25	717
Concho Resources Inc. (c)	56	5,156
ConocoPhillips	711	53,494
Continental Resources Inc. (c)	30	1,976
Core Laboratories NV (d)	25	2,744
Denbury Resources Inc. (c)	218	4,355
Devon Energy Corp.	219	17,252
Diamond Offshore Drilling Inc. (d)	34	2,416
Dresser-Rand Group Inc. (c)	42	2,254
Dril-Quip Inc. (c)	16	1,075
El Paso Corp.	423	8,547
EOG Resources Inc.	148	15,493
EQT Corp.	80	4,213
EXCO Resources Inc.	92	1,625
Exterran Holdings Inc. (c) (d)	33	645
Exxon Mobil Corp.	2,665	216,867
FMC Technologies Inc. (c)	132	5,905
Forest Oil Corp. (c)	59	1,588
Frontier Oil Corp.	57	1,842
Global Industries Ltd. (c)	55	302
Halliburton Co.	494	25,187
Helix Energy Solutions Group Inc. (c)	56	930
Helmerich & Payne Inc.	53	3,474
Hess Corp.	168	12,545
Holly Corp. (d)	29	1,994
Key Energy Services Inc. (c)	76	1,371
Kinder Morgan Inc. (d)	52	1,485
Lufkin Industries Inc.	16	1,379
Marathon Oil Corp.	386	20,351
McDermott International Inc. (c)	122	2,417
McMoRan Exploration Co. (c)	55	1,023
Murphy Oil Corp.	107	7,025
Nabors Industries Ltd. (c)	155	3,810
National Oilwell Varco Inc.	230	17,964
Newfield Exploration Co. (c)	72	4,908
Noble Corp.	138	5,431
Noble Energy Inc.	97	8,734
Occidental Petroleum Corp.	440	45,727
Oceaneering International Inc.	56	2,281
Oil States International Inc. (c)	28	2,207
Parker Drilling Co. (c)	62	362
Patterson-UTI Energy Inc.	83	2,635
Penn Virginia Corp. (d)	24	318
PetroHawk Energy Corp. (c)	164	4,057
Pioneer Natural Resources Co.	63	5,598
Plains Exploration & Production Co. (c)	74	2,803

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
QEP Resources Inc.	95	3,991
Quicksilver Resources Inc. (c) (d)	61	901
Range Resources Corp.	87	4,847
Rosetta Resources Inc. (c)	28	1,453
Rowan Cos. Inc. (c)	66	2,571
SandRidge Energy Inc. (c)	207	2,207
Schlumberger Ltd.	738	63,772
SEACOR Holdings Inc.	12	1,161
SM Energy Co.	34	2,523
Southern Union Co.	63	2,518
Southwestern Energy Co. (c)	190	8,146
Sunoco Inc.	63	2,648
Superior Energy Services Inc. (c)	42	1,573
Swift Energy Co. (c)	21	782
Tesoro Corp. (c)	77	1,767
Tetra Technologies Inc. (c)	35	439
Tidewater Inc.	28	1,495
Transocean Ltd.	175	11,285
Ultra Petroleum Corp. (c)	81	3,732
Unit Corp. (c)	26	1,574
Valero Energy Corp.	309	7,902
Weatherford International Ltd. (c)	407	7,625
Whiting Petroleum Corp. (c)	64	3,637
Williams Cos. Inc.	322	9,729

		893,789

INDUSTRIALS - 0.1%
Chart Industries Inc. (c)	14	759

INFORMATION TECHNOLOGY - 0.5%
First Solar Inc. (c) (d)	30	3,951
SunPower Corp. - Class A (c) (d)	22	430
SunPower Corp. - Class B (c) (d)	11	175

		4,556

UTILITIES - 0.5%
Energen Corp.	39	2,204
OGE Energy Corp.	51	2,568

		4,772

Total Common Stocks (cost $773,775)		903,876

SHORT TERM INVESTMENTS - 1.4%

Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,538	1,538

Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	10,281	10,281
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	188	183

		10,464

Total Short Term Investments (cost $12,007)		12,002

Total Investments - 101.2% (cost $785,782)		915,878
Other Assets and Liabilities, Net - (1.2%)		(10,459)

Total Net Assets - 100.0%		$905,419

JNL/Mellon Capital Management Technology Sector Fund

Sector Weightings:	Percentage of Total Investments
Information Technology	97.4%
Health Care	0.7
Industrials	0.2

	Shares/Par	Value
Consumer Discretionary	0.2
Short Term Investments	1.5

Total Investments	100.0%

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 0.2%
Garmin Ltd. (d)	18	$586

HEALTH CARE - 0.7%
Allscripts-Misys Healthcare Solutions Inc. (c)	27	526
athenahealth Inc. (c) (d)	5	199
Cerner Corp. (c)	21	1,291
Quality Systems Inc. (d)	3	239

		2,255

INDUSTRIALS - 0.2%
Pitney Bowes Inc. (d)	27	630

INFORMATION TECHNOLOGY - 98.6%
ACI Worldwide Inc. (c)	5	171
Acme Packet Inc. (c)	9	621
Adobe Systems Inc. (c)	75	2,358
ADTRAN Inc.	10	375
Advanced Micro Devices Inc. (c)	85	597
Advent Software Inc. (c)	5	129
Akamai Technologies Inc. (c)	27	855
Altera Corp.	47	2,187
Amdocs Ltd. (c)	26	792
Amkor Technology Inc. (c) (d)	16	96
Analog Devices Inc.	44	1,710
Ansys Inc. (c)	14	746
AOL Inc. (c) (d)	15	303
Apple Inc. (c)	134	45,141
Applied Materials Inc.	194	2,518
Applied Micro Circuits Corp. (c)	8	74
Ariba Inc. (c)	14	470
Arris Group Inc. (c)	19	217
Aruba Networks Inc. (c) (d)	12	359
Atmel Corp. (c)	63	882
ATMI Inc. (c)	5	102
Autodesk Inc. (c)	34	1,300
Blackboard Inc. (c) (d)	5	209
BMC Software Inc. (c)	26	1,439
Brightpoint Inc. (c)	9	72
Broadcom Corp. - Class A	71	2,404
Brocade Communications Systems Inc. (c)	65	423
CA Inc.	60	1,369
Cabot Microelectronics Corp. (c)	3	161
CACI International Inc. - Class A (c)	4	276
Cadence Design Systems Inc. (c)	39	413
Cavium Inc. (c) (d)	7	304
Check Point Software Technologies Ltd. (c)	24	1,392
Ciena Corp. (c) (d)	14	263
Cisco Systems Inc.	813	12,697
Citrix Systems Inc. (c)	28	2,215
Cognizant Technology Solutions Corp. - Class A (c)	44	3,251
CommVault Systems Inc. (c)	6	271
Computer Sciences Corp.	22	852
Compuware Corp. (c)	32	313
Comtech Telecommunications Corp.	4	117
Concur Technologies Inc. (c)	7	345
Corning Inc.	229	4,150
Cree Inc. (c) (d)	16	541
CSG Systems International Inc. (c)	6	105
Cymer Inc. (c)	4	201
Cypress Semiconductor Corp. (c)	25	520
Dell Inc. (c)	246	4,094

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2011

	Shares/Par	Value
Diebold Inc.	10	313
Digital River Inc. (c)	6	188
DST Systems Inc.	6	293
Earthlink Inc.	17	128
Electronics for Imaging Inc. (c)	6	107
EMC Corp. (c)	302	8,321
Emulex Corp. (c)	13	109
Equinix Inc. (c)	7	685
F5 Networks Inc. (c)	12	1,302
Fair Isaac Corp.	6	167
Fairchild Semiconductor International Inc. (c)	19	315
Finisar Corp. (c)	13	227
Fortinet Inc. (c) (d)	14	383
Gartner Inc. - Class A (c)	12	476
Google Inc. - Class A (c)	36	18,433
Harmonic Inc. (c)	17	123
Harris Corp.	19	861
Hewlett-Packard Co.	319	11,614
Hittite Microwave Corp. (c)	4	250
IAC/InterActiveCorp. (c) (d)	13	485
Informatica Corp. (c)	16	915
Ingram Micro Inc. - Class A (c)	24	427
Insight Enterprises Inc. (c)	6	106
Integrated Device Technology Inc. (c)	22	169
Intel Corp.	804	17,821
InterDigital Inc. (d)	6	256
Intermec Inc. (c)	8	86
International Business Machines Corp.	179	30,667
International Rectifier Corp. (c)	10	279
Intersil Corp. - Class A	18	226
Intuit Inc. (c)	41	2,123
j2 Global Communications Inc. (c)	6	183
JDA Software Group Inc. (c)	6	195
JDS Uniphase Corp. (c)	33	552
Juniper Networks Inc. (c)	78	2,452
KLA-Tencor Corp.	24	990
Lam Research Corp. (c)	18	805
Lexmark International Inc. - Class A (c)	12	348
Linear Technology Corp.	31	1,011
LSI Corp. (c)	91	647
Marvell Technology Group Ltd. (c)	77	1,138
Maxim Integrated Products Inc.	44	1,118
MEMC Electronic Materials Inc. (c)	34	293
Mentor Graphics Corp. (c)	16	204
Microchip Technology Inc. (d)	28	1,046
Micron Technology Inc. (c)	127	949
Micros Systems Inc. (c)	12	582
Microsemi Corp. (c)	13	267
Microsoft Corp.	1,095	28,480
Motorola Mobility Holdings Inc. (c)	43	949
Motorola Solutions Inc. (c)	44	2,005
National Semiconductor Corp.	35	858
NCR Corp. (c)	23	440
NetApp Inc. (c)	53	2,811
NetLogic Microsystems Inc. (c)	10	402
Novellus Systems Inc. (c)	13	481
Nuance Communications Inc. (c)	33	719
Nvidia Corp. (c)	88	1,401
Omnivision Technologies Inc. (c)	8	272
ON Semiconductor Corp. (c)	66	690
Oracle Corp.	561	18,453
Parametric Technology Corp. (c)	18	405
Plantronics Inc.	7	253
PMC - Sierra Inc. (c)	32	245
Polycom Inc. (c)	13	841
Progress Software Corp. (c)	10	231
QLIK Technologies Inc. (c)	8	284
QLogic Corp. (c)	16	255

	Shares/Par	Value
QUALCOMM Inc.	241	13,699
Quest Software Inc. (c)	9	207
Rackspace Hosting Inc. (c)	16	684
Rambus Inc. (c) (d)	14	213
Red Hat Inc. (c)	28	1,292
RF Micro Devices Inc. (c)	38	231
Riverbed Technology Inc. (c)	22	860
Rovi Corp. (c)	17	956
SAIC Inc. (c)	52	878
Salesforce.com Inc.	18	2,654
SanDisk Corp. (c)	35	1,460
SAVVIS Inc. (c)	7	268
Seagate Technology	63	1,012
Semtech Corp. (c)	9	247
Silicon Laboratories Inc. (c)	7	270
Skyworks Solutions Inc. (c)	27	621
Solera Holdings Inc.	10	602
Sonus Networks Inc. (c)	28	91
SRA International Inc. - Class A (c)	7	211
SuccessFactors Inc. (c)	12	338
Symantec Corp. (c)	113	2,219
Synaptics Inc. (c) (d)	5	134
Synopsys Inc. (c)	22	557
Tech Data Corp. (c)	7	346
Tekelec (c)	10	92
Tellabs Inc.	48	221
Teradata Corp. (c)	25	1,497
Teradyne Inc. (c)	26	385
Tessera Technologies Inc. (c)	7	118
Texas Instruments Inc.	172	5,640
TIBCO Software Inc. (c)	24	696
TriQuint Semiconductor Inc. (c)	25	250
Unisys Corp. (c) (d)	6	150
Varian Semiconductor Equipment Associates Inc. (c)	11	666
VeriFone Holdings Inc. (c)	13	562
VeriSign Inc.	25	822
ViaSat Inc. (c)	6	257
VMware Inc. - Class A (c)	12	1,217
Websense Inc. (c)	5	137
Western Digital Corp. (c)	34	1,250
Xerox Corp.	203	2,117
Xilinx Inc.	38	1,377
Yahoo! Inc. (c)	180	2,709

		321,723

Total Common Stocks (cost $282,685)		325,194

SHORT TERM INVESTMENTS - 1.6%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	725	725
Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	4,428	4,428
Securities Lending Liquidating Fund LLC, 0.26% (a) (b)	41	40

		4,468

Total Short Term Investments (cost $5,194)		5,193

Total Investments - 101.3% (cost $287,879)		330,387
Other Assets and Liabilities, Net - (1.3%)		(4,255)

Total Net Assets - 100.0%		$326,132

JNL Variable Fund (Unaudited)

Notes to the Schedules of Investments

June 30, 2011

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2011.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)	Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Managers (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

Abbreviations:

ADR - American Depositary Receipt

See accompanying Notes to the Financial Statements.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud Principal Executive Officer

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud Principal Executive Officer

Date:	August 25, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors Principal Financial Officer

Date:	August 25, 2011

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.